Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Retirement Income 2040 Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 99.1%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 454,744 $ 4,742,981
Total Long-Term Investments — 99.1%
(Cost: $4,818,453) ............................... 4,742,981
Security Shares Value
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.83%
(a)(b )
.................. 100,268 $ 100,268
Total Short-Term Securities — 2.1%
(Cost: $100,268) ................................ 100,268
Total Investments — 101.2%
(Cost: $4,918,721)
(c )
.............................. 4,843,249
Liabilities in Excess of Other Assets — (1.2) % ............ (56,065)
Net Assets — 100.0% .............................. $ 4,787,184
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 79,366 $ 20,902
(a)
$ — $ — $ — $ 100,268 100,268 $ 3,719 $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares . 4,538,346 — — — 204,635 4,742,981 454,744 211,336 —
$ — $ 204,635 $ 4,843,249 $ 215,055 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Retirement Income 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,742,981 $ — $ — $ 4,742,981
Short-Term Securities
Money Market Funds ...................................... 100,268 — — 100,268
$ 4,843,249 $ — $ — $ 4,843,249

Additional Financial Information
Schedule of Investments (Unaudited)
September 30, 2024
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.66%, 04/15/34
(a)(b)
.......... USD 15,000 $ 15,009,074
AB Carval Euro CLO II-C DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.28%, 02/15/37
(a)(c)
.......... EUR 490 544,320
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (1-mo. CME Term SOFR at 1.58%
Floor + 1.69%), 5.14%, 01/25/35
(a)
...... USD 155 157,326
AGL CLO 13 Ltd., Series 2021-13A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.19%, 10/20/34
(a)(b)
.......... 1,000 1,002,105
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.71%, 01/1 5/33
(a)(b)
.......... 2,000 2,006,300
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.70%, 07/20/34
(a)(b)
.......... 4,000 4,005,968
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 7.28%, 04/20/37
(a)(b)
.......... 1,000 1,006,253
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 7.01%, 10/21/36
(a)(b)
.......... 7,000 7,030,203
AIMCO CLO, Series 2015-AA, Class CR3,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.96%, 10/17/34
(a)(b)
.......... 3,000 3,008,094
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
6.58%, 07/17/37 ................ 9,250 9,250,091
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
7.14%, 07/17/37 ................ 1,000 1,003,581
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 6.99%, 01/17/32
(a)(b)
......... 10,000 10,019,400
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.50%, 10/17/34
(a)(b)
.......... 1,500 1,503,896
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.05%, 01/17/31
(a)(b)
.......... 1,000 1,002,200
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.75%, 11/02/30
(a)(b)
.......... 399 398,832
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 ..................... 1,900 1,836,012
Series 2019-SFR1, Class H, 6.04%,
01/19/39 ..................... 2,417 2,373,348
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,108,660
Series 2020-SFR1, Class F, 3.57%, 04/17/37 19,850 19,587,722
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,413,918
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ..................... 2,000 1,977,749
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 9,176,270
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 3,441 3,399,120
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,242,200
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR
at 2.40% Floor + 2.40%), 7.74%, 07/22/37
(a)
(b)
............................ USD 700 $ 711,157
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.74%, 07/20/34
(a)(b)
7,000 7,007,098
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 6.71%, 04/15/34
(a)(b)
1,000 1,000,823
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.74%, 01/20/35 ................ 1,300 1,301,622
Series 2021-20A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.34%,
01/20/35 ..................... 1,500 1,506,315
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 7.63%, 04/20/35
(a)(b)
5,000 5,002,633
Apidos CLO XL Ltd., Series 2022-40A, Class
AR, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 6.55%, 07/15 /37
(a)(b)
......... 10,000 10,020,103
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.11%),
7.39%, 04/20/31 ................ 3,000 3,007,937
Series 2013-15A, Class DRR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.96%),
8.24%, 04/20/31 ................ 2,000 2,007,729
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.21%), 7.50%, 07/16/31
(a)(b)
.......... 1,750 1,754,974
Apidos CLO XXII, Series 2015-22A, Class CR,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.49%, 04/20/31
(a)(b)
.......... 1, 000 1,007,919
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.81%),
7.10%, 07/25/30 ................ 1,000 1,002,870
Series 2018-29A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 7.45%,
07/25/30 ..................... 1,000 1,002,809
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.69%, 10/24/34
(a)(b)
......... 1,300 1,300,516
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 01/20/35
(a)(b)
..... 14,000 14,012,776
Apidos CLO XXXIX Ltd., Series 2022-39A,
Class C, (3-mo. CME Term SOFR at 2.25%
Floor + 2.25%), 7.53%, 04/21/35
(a)(b)
..... 1,000 1,002,807
Apidos CLO XXXVI, Series 2021-36A, Class D,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16% ), 8.44%, 07/20/34
(a)(b)
.......... 1,000 998,846
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 6.59%,
04/25/35 ..................... 2,000 2,001,898
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 7.07%,
04/25/35 ..................... 1,500 1,503,342
Arbour CLO DAC, (3-mo. EURIBOR at 0.00%
Floor + 3.80%), 7.58%, 05/15/38
(a)(c)
..... EUR 500 561,265

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Arbour CLO VI DAC, Series 6X, Class DR,
(3- mo. EURIBOR at 3.20% Floor + 3.20%),
0.00%, 11/15/37
(a)(c)
................ EUR 920 $ 1,018,978
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.16%, 01/15/32
(a)(b)
.......... USD 6,000 6,003,036
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.19%, 04/24/31
(a)(b)
.......... 4,500 4,522,541
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.26%, 07/15/34
(a)(b)
.......... 1,000 1,004,305
Ares LVIII CLO Ltd., Series 2020-58A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 7.15%, 01/15/35
(a)(b)
......... 1,000 1,001,832
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)(d)(e)
.......... 4,500 1,026,339
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.34%, 07/20/30
(a)(b)
.......... 1,000 1,002,360
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.96%, 07/15/30
(a)( b)
..... 1,500 1,496,321
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.73%, 07/15/36
(a)(c)
................ EUR 410 468,486
Arini European CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 4.20% Floor + 4.20%),
8.06%, 04/15/38
(a)(c)
................ 500 561,638
Assurant CLO I Ltd., Series 2017-1A, Class DR,
(3-mo. CME Term SOFR at 3.30% Floor +
3.56%), 8.84%, 10/20/34
(a)(b)
.......... USD 1,500 1,502,816
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 6.89%, 11/27/31
(a)(b)
5,500 5,503,411
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 6.64%, 07/26/31
(a)(b)
1,186 1,186,056
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.72%, 10/24/31
(a)(b)
1,152 1,152,611
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.46%, 06/23/34
(a)(c)
................ EUR 250 277,051
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
7.81%, 04/15/31
(a)(c)
................ 670 738,598
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.70%,
07/24/34 ..................... USD 6,750 6,752,676
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.64%,
01/22/35 ..................... 2,250 2,255,108
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.13%,
04/18/35 ..................... 5,000 4,980,983
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.48%,
04/18/35 ..................... 7,000 7,003,413
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.48%,
04/18/35 ..................... 2,500 2,467,481
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
6.68%, 07/20/37 ................ USD 5,000 $ 5,012,500
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
7.00%, 07/20/37 ................ 1,000 1,001,320
Ballyrock CLO 15 Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.61%, 04/15/34
(a)(b)
.......... 1,500 1,502,993
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.86%, 04/15/37 ................ 5,000 5,013,658
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 7.67%,
04/15/37 ..................... 1,000 1,015,069
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.21%, 10/25/37
(a)(b)
..... 10,100 10,105, 812
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
6.53%, 02/20/36 ................ 3,000 3,007,397
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.49%,
10/20/31 ..................... 4,500 4,513,022
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.49%, 10/20/31 ................ 2,000 1,996,182
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.44%, 10/22/32
(a)(b)
.......... 3,250 3,256,692
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. CME Term SOFR at 3.45% Floor
+ 3.71%), 9.01%, 10/15/36
(a)(b)
......... 2,000 1,955,667
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.59%, 01/25/35
(a)(b)
..... 2,000 1,998,103
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.56%,
04/15/34 ..................... 3,000 2,992,869
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.81%,
04/15/34 ..................... 3,000 2,927,842
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.66%, 12/19/32
(a)(b)
......... 5,000 5,045,811
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.53%, 01/25/35 ................ 295 300,250
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.31%, 09/25/36 ................ 348 349,226
Series 2007-HE2, Class 22A, (1-mo . CME
Term SOFR at 0.28% Floor + 0.39%),
5.25%, 03/25/37 ................ 1,800 1,692,139
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.25%, 03/25/37 ................ 1,629 1,546,697
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.11%, 04/25/37 ................ 3,538 3,344,179

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.33%,
04/25/34
(a)
...................... USD 1,337 $ 1,331,029
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.64%,
01/20/31
(a)(b)
..................... 767 767,558
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floo r + 1.18%), 6.48%,
01/15/33
(a)(b)
..................... 17,000 17,013,022
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.70%,
07/15/37
(a)(b)
..................... 2,200 2,201,744
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class A, (3-mo. CME Term SOFR
at 1.17% Fl oor + 1.43%), 6.71%, 10/20/34
(a)
(b)
............................ 2,000 2,001,010
Benefit Street Partners CLO XXVIII Ltd., Series
2022-28A, Class B1, (3-mo. CME Term
SOFR at 2.85% Floor + 2.85%), 8.13%,
10/20/35
(a)(b)
..................... 1,750 1,757,052
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.34%,
01/19/35 ..................... 7,500 7,522,379
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.79%,
01/19/35 ..................... 5,000 5,013,778
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.58%,
10/22/37 ..................... 15,000 15,001,743
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.88%,
10/22/37 ..................... 2,000 2,000,769
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.44%), 6.72%, 10/22/30
(a)(b)
..... 279 279,582
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.23% Floor + 1.49%),
6.77%, 07/20/34 ................ 11,000 11,003,022
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ..................... 5,000 5,022,479
Bridge Street CLO IV Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.92%, 04/20/37
(a)(b)
..... 1,000 1,003,427
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
7.94%, 01/15/34
(a)(c)
................ EUR 750 835,455
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at
1.57% Floor + 1.57%), 6.90%, 05/15/37
(a)(b)
USD 3,000 3,007,995
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.19%, 07/18/34 ................ 9,000 9,029,253
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.54%, 07/18/34 ................ 2,500 2,505,922
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cairn CLO XVI DAC, Series 2023-16X, Class D,
(3-mo. EURIBOR at 5.20% Floor + 5.20%),
8.89%, 01/15/37
(a)(c)
................ EUR 215 $ 245,612
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
7.46%, 07/15/31 ................ USD 1,500 1,503,844
Series 2016-2A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%), 7.31%,
10/15/31 ..................... 1,250 1,251,497
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.56%, 07/15/30 ................ 5,000 5,005,858
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.49%,
04/15/35 ..................... 2,000 2,002,260
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.46%,
07/15/31 ..................... 1,000 1,001,999
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.61%, 07/15/34 ................ 1,000 1,002,052
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.71%, 07/15/34 ................ 1,000 1,000,266
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 10/25/37
(a)(c)
................ EUR 1,090 1,213,334
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 7.37%, 04/30/31
(a)(b)
.......... USD 1,000 1,002,703
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.14%, 04/20/31 ................ 2,700 2,700,034
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
7.33%, 04/20/37 ................ 5,000 5,033,970
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 5.22%, 04/25/36
(a)
. 2,876 2,633,311
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR at 0.00% Floor +
3.15%), 8.44%, 07/16/31
(a)(b)
.......... 1,995 1,994,073
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 7.49%, 07/20/32
(a)(b)
.......... 7,000 7,010,935
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ..................... 6,500 6,519,538
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.79%,
07/20/34 ..................... 5,000 5,009,682
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.76%,
10/15/34 ..................... 2,000 2,004,302
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.81%,
10/15/34 ..................... 3,000 3,008,549

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.51%), 6.79%,
07/20/30 ..................... USD 332 $ 332,667
Series 2020-13A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.69%), 6.97%,
01/20/34 ..................... 4,000 4,002,912
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR at
0.26% Floor + 1.91%), 7.19%, 07/23/34
(a)(b)
5,000 5,001,676
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a)(b)(d)(e)
...... 3,950 1,491,915
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 6.65%, 07/17/31
(a)(b)
1,395 1,395,203
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. CME Term SOFR at
3.31% Floor + 3.57%), 8.85%, 04 /20/34
(a)(b)
1,950 1,952,302
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 6.89%, 07/15/32
(a)(c)
......... EUR 200 222,915
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 9.29%, 01/15/34
(a)(c)
..... 200 223,290
CIFC Funding 2019-VI Ltd., Series 2019-6A,
Class BR, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 7.13%, 07/16/37
(a) (b)
..... USD 10,000 10,058,082
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 7.19%, 10/20/34
(a)(b)
..... 2,000 2,007,809
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.44%, 07/25/37
(a)(b)
..... 9,500 9,592,533
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.83%, 04/27/31 ................ 1,700 1,694,187
Series 2014-3A, Class CR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.61%),
7.89%, 10/22/31 ................ 1,000 1,003,490
Series 2014-4RA, Class A1 AR, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.72%, 01/17/35 ................ 6,000 6,001,882
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.44%, 01/22/31 ................ 1,000 1,002,696
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.24%, 10/21/31 ................ 7,000 7,016,143
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%), 6.94%,
04/18/31 ..................... 1,000 1,001,144
Series 2018-4A, Class A1, (3 -mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.70%,
10/17/31 ..................... 2,454 2,455,303
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.65%,
10/17/31 ..................... 2,000 2,006,403
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.70%, 01/15/35 ................ 16,500 16,507,107
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.31%, 01/15/35 ................ 2,200 2,212,771
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-6A, Class D1R, (3-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
8.63%, 07/16/37 ................ USD 1,150 $ 1,167,702
Series 2020-4A, Class A, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 6.88%,
01/15/34 ..................... 2,500 2,501,115
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.56%,
07/15/36 ..................... 1,500 1,499,427
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.70%,
10/15/34 ..................... 600 601,500
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.18%,
07/21/37 ..................... 5,000 5,029,212
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 5.43%,
08/25/36
(a)
...................... 2,900 2,587,668
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.46%), 6.74%,
10/20/30 ..................... 1,555 1,556,560
Series 2015-1A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.86%), 7.14%,
10/20/30 ..................... 3,000 3,006,340
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.85%, 04/20/37 ................ 5,300 5,311,511
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.27%, 04/20/37 ................ 3,000 3,020,078
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.77%, 04/20/37 ................ 2,500 2,520,098
Series 2018-1A, Class D1R R, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
8.77%, 04/20/37 ................ 1,000 1,014,837
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.64%,
04/22/34 ..................... 3,000 3,002,664
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ..................... 14,000 14,082,186
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.54%,
07/20/34 ..................... 5,000 5,009,896
Series 2021-2A, Class D, (3- mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.59%,
07/20/34 ..................... 2,500 2,501,463
Series 2021-2A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.76%), 12.04%,
07/20/34 ..................... 1,325 1,326,409
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.30%,
01/25/35 ..................... 5,000 5,032,827
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.60%,
01/25/35 ..................... 3,000 3,006,510
Series 2021-3A, Class D, (3-mo . CME Term
SOFR at 3.10% Floor + 3.36%), 8.65%,
01/25/35 ..................... 1,000 1,001,271
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 6.65%, 10/25/33
(a)(b)
.......... 7,300 7,309,337

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . USD 162 $ 168,613
Series 1997-7, Class M1, 7.03%, 07/15/28 . 1,125 1,112,565
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.65%, 05/14/32
(a)(c)
................ EUR 200 224,716
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.31%, 07/25/37
(a)(b)
................ USD 1,156 762,152
Cumulus Static CLO DAC, Series 2024-1X,
Class D, (3-mo. EURIBOR at 3.70% Floor +
3.70% ), 7.53%, 11/15/33
(a)(c)
.......... EUR 166 185,722
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.63%, 12/15/34
(a)(c)
..... 200 223,056
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 10.27%, 04/15/35
(a)(c)
.... 400 453,604
CVC Cordatus Loan Fund XXX DAC, Series
30X, Class D, (3-mo. EURIBOR at 4.00%
Floor + 4.00%), 7.87%, 05/15/37
(a)(c)
..... 500 560,078
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 6.80%, 07/15/36
(a)(b)
USD 9,250 9,262,664
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 6.94%, 04/15/37
(a)(b)
..... 5,000 5,018,045
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.59%, 07/18/30
(a)(b)
..... 2,000 2,005,040
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.61%, 04 /15/28
(a)(b)
..... 5,250 5,266,357
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.71%, 01/15/34 ................ 3,500 3,508,113
Series 2019-1A, Class AR2, (3-mo. CME
Term SOFR at 1.51% Floor + 1.51%),
6.84%, 07/15/37 ................ 2,500 2,505,361
Series 2019-1A, Class D1R2, (3-mo. CME
Term SOFR at 3.35% Floor + 3.35%),
8.68%, 07/15/37 ................ 1,645 1,665,285
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 7.60%, 10/25/30
(a)(b)
.......... 3,000 3,003,146
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.52% Floor + 1.52%),
6.80%, 04/20/37 ................ 2,500 2,506,250
Series 2019-1A, Class DRR, (3-mo. CME
Term SOFR at 3.75% Floor + 3.75%),
9.03%, 04/20/37 ................ 2,000 2,039,804
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.91% Floor
+ 1.91%), 7.19%, 04/20/34
(a)(b)
......... 2,000 2,007,478
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.44%, 07/20/34
(a)(b)
.......... 1,500 1,504,023
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.92%, 01/17/34
(a)(b)
......... 4,000 4,009,456
Elmwood CLO X Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 6.55%, 04/20/34
(a)(b)
..... 3,000 3,004,541
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.49%, 10/20/34
(a)(b)
.......... USD 2,000 $ 1,999,220
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 6.91%, 04/25/37
(a)(b)
.......... 2,500 2,514,597
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.44%, 08/15/36
(a)(c)
..... EUR 238 268,215
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
5.21%, 10/25/36 ................ USD 2,942 1,922,136
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.29%, 10/25/36 ................ 1,725 1,141,185
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.12%, 12/25/36 ................ 2,020 1,714,023
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
5.52%, 01/25/36 ................ 3,686 3,600,050
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ..................... 6,000 5,874,173
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ..................... 6,382 6,146,903
Flatiron CLO 21 Ltd., Series 2021-1A, Class
D1R, (3-mo. CME Term SOFR at 3.10%
Floor + 3.10%), 8.19%, 10/19/37
(a)(b)
..... 1,000 1,013,568
Flatiron CLO 28 Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 6.59%,
07/15/36 ..................... 7,000 7,024,005
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.92%,
07/15/36 ..................... 2,000 2,005,085
Flatiron CLO LLC, Series 2023-1A, Class A,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.09%, 04/17/36
(a)(b)
.......... 4,000 4,016,992
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,685,000
FS Rialto Issuer LLC, Series 2022-FL7, C lass
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.99%, 10/19/39
(a)(b)
.......... 4,500 4,518,270
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.75%, 04/15/37
(a)(b)
......... 750 754,954
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (3-mo. CME Term SOFR at 0.26% Floor +
1.28%), 6.38%, 05/16/31
(a)(b)
.......... 1,445 1,448,209
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 7.17%, 07/20/37
(a)( b)
.......... 4,000 4,013,565
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 6.61%, 10/22/37
(a)(b)
.......... 7,065 7,065,646
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 7.03%, 07/20/37
(a)(b)
.......... 2,750 2,754,024
Generate CLO 5 Ltd.
(a)(b)
Series 5A, Class BR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 7.32%,
07/22/37 ..................... 1,500 1,506,039

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 5A, Class D1R, (3-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 9.02%,
07/22/37 ..................... USD 2,000 $ 2,002,314
Generate CLO 6 Ltd., Series 6A, Class CR,
(3-mo. CME Term SOFR at 2.45% Floor +
2.71%), 7.99%, 01/22/35
(a)(b)
.......... 1,000 1,000,627
Generate C LO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.90%, 04/22/37
(a)(b)
.......... 3,000 3,011,667
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
10/20/34 ..................... 8,500 8,522,977
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.79%,
10/20/34 ..................... 3,000 3,002,156
Generate CLO Ltd., Series 2024-17A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 6.53%, 10/22/37
(a)(b)
.......... 10,000 10,015,000
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%), 7.34%,
04/20/34
(a)(b)
..................... 9,500 9,520,968
GoldenTree Loan Management US CLO 11
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.49%,
10/20/34 ..................... 3,000 3,006,619
Series 2021-11A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.54%,
10/20/34 ..................... 1,000 999,253
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%), 6.84%,
04/20/30
(a)(b)
..................... 2,0 00 2,002,813
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%), 7.54%,
04/24/31
(a)(b)
..................... 1,000 1,002,901
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 7.08%,
04/20/35
(a)(b)
..................... 800 803,015
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Fl oor + 1.58%), 6.86%,
01/20/34
(a)(b)
..................... 2,500 2,503,465
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class BR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 7.28%,
04/20/37
(a)(b)
..................... 2,000 2,013,762
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term SOFR
at 1.80% Floor + 2.06%), 7.34%, 07/20/34
(a)
(b)
............................ 5,915 5,948,656
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.73%,
01/25/35
(a)(b)
..................... 1,000 1,001,129
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floo r + 1.40%), 6.68%,
07/25/37
(a)(b)
..................... 2,000 2,001,005
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.11%, 10/25/37 ................ USD 11,980 $ 11,992,380
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 6.41%,
10/25/37 ..................... 3,000 3,002,367
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 6.88%, 12/15/34 ... GBP 100 114,844
Series B2,  (Sterling Overnight Index
Average + 2.20%), 7.16%, 03/15/36
(c)
.. 100 107,021
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 3,853 2,495,380
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.71%), 7.99%, 04/15/33
(a)(b)
......... 3,000 3,002,246
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
5.67%, 12/25/35
(a)
............... 1,025 456,604
Series 2006-4, Class 1A1, 4.13%, 03/25/36
(a)
2,440 1,657,115
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 5.33%,
03/25/36
(a)
.................... 3,317 991,767
Series 2006-18, Class AF6, 6.18%,
11/25/36
(f)
..................... 3,206 786,626
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.11%, 11/25/36 ................ 6,241 2,990,623
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.45%, 08/25/36 ................ 1,304 1,056,465
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 7.63%, 07/28/31
(a)(b)
..... 1,000 1,003,537
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.69%, 04/20/34
(a)(b)
.......... 1,750 1,754,231
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.32%,
01/30/35 ..................... 3,500 3,512,888
Series 2021-5A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.76%), 9.02%,
01/30/35 ..................... 3,000 3,012,148
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.73%, 10/20/34
(a)(b)
......... 1,000 1,003,700
Halseypoint CLO 7 Ltd., Series 2023-7A, Class
A, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 7.53%, 07/20/36
(a)(b)
.......... 1,600 1,613,600
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.89%, 01/20/33 ................ 11,050 11,057,761
Series 2019-1A, Class B1, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.74%,
01/20/33 ..................... 2,500 2,502,331
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.25%, 10/15/31
(a)(c)
................ EUR 235 262,190

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Harvest CLO XXX II DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
7.30%, 07/25/37
(a)(c)
................ EUR 418 $ 465,942
Henley CLO X DAC, Series 10X, Class D,
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.49%, 07/20/37
(a)(c)
................ 242 270,879
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.46%,
07/15/34 ..................... USD 500 498,857
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.08%,
04/20/35 ..................... 3,125 3,129,564
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.43%,
04/20/35 ..................... 5,000 5,002,614
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.30%, 01/17/38
(a)(b)
..... 2,578 2,578,733
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%) , 6.17%,
07/25/36
(a)
...................... 2,975 2,650,205
Jubilee CLO, Series 2024-29X, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%), 0.00%,
01/15/39
(a)(c)
..................... EUR 1,140 1,268,991
Juniper Valley Park CLO Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR at 1. 25%
Floor + 1.25%), 6.53%, 07/20/36
(a)(b)
..... USD 2,650 2,656,156
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
7.64%, 07/18/30
(a)(b)
................ 8,050 8,077,163
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.15%,
10/15/32 ..................... 4,250 4,249,377
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.55%,
10/15/32 ..................... 1,450 1,450,874
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
7.24%, 10/20/34
(a)(b)
................ 3,657 3,663,264
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
7.19%, 07/20/30
(a)(b)
................ 350 350,468
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 7.27%, 12/25/37
(a)
........... 5,352 5,092,943
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.49%,
08/25/45 ..................... 1,447 1,415,427
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.27%,
05/25/36 ..................... 20,249 10,795,257
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.27%,
07/25/36 ..................... 5,610 2,205,573
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 5.28%,
08/25/36 ..................... 5,958 3,081,581
Series 2006-WL3, Class 2A4, ( 1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.57%, 01/25/36 ................ 1,284 1,176,252
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.21%, 10/15/34
(a)(b)
USD 750 $ 752,537
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
7.43%, 07/27/30 ................ 4,080 4,090,773
Series 2016-20A, Class DR, (3-mo. CME
Term SOFR at 0.00% Floor + 3.26%),
8.53%, 07/27/30 ................ 1,315 1,321,288
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class CR, (3-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.53%, 10/18/30
(a)(b)
5,450 5,451,106
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. CME Term
SOFR at 0.26% Floor + 2.06%), 7.34%,
04/20/30 ..................... 1,600 1,603,778
Series 2018-27A, Class C, (3-mo. CME Term
SOFR at 0.26% Floor + 2.86%), 8.14%,
04/20/30 ..................... 1,000 1,001,683
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.10%, 10/15/32 ................ 6,000 6,003,292
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.50%, 10/15/32 ................ 4,750 4,761,942
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.40%, 10/15/32 ................ 2,000 1,995,546
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 6.57%, 08/15/37
(a)(b)
..... 5,000 5,004,870
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.04%, 12/18/30
(a)(b)
..... 1,500 1,504,633
Margay CLO I DAC, Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor + 6.40%), 10.09%,
07/15/36
(a)(c)
..................... EUR 100 112,748
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
9.33%, 01/16/34
(a)(c)
................ 100 111,728
MASTR As set-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.49%,
06/25/36
(a)(b)
..................... USD 1,733 1,600,976
Meacham Park CLO Ltd., Series 2024-1A,
Class B, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.39%, 10/20/37
(a)(b)
..... 4,000 3,988,437
MidOcean Credit CLO XII Ltd., Series 2023-
12A, Class DR, (3-mo. CME Term SOFR at
3.75% Floor + 3.75%), 9.03%, 04/1 8/36
(a)(b)
2,500 2,545,001
MidOcean Credit CLO XIV Ltd., Series 2024-
14A, Class A1, (3-mo. CME Term SOFR at
1.58% Floor + 1.58%), 6.88%, 04/15/37
(a)(b)
10,000 10,031,199
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.09%, 10/20/30
(a)(b)
.......... 5,862 5,869,774
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(f)
.. 580 122,443
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR at 0.00% Floor + 3.26%), 8.54%,
10/21/30
(a)(b)
..................... 1,250 1,256,301

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. CME Term SOFR at
6.50% Floor + 6.76% ), 12.06%, 07/15/34
(a)(b)
USD 2,600 $ 2,609,434
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (3-mo. CME Term SOFR at
3.30% Floor + 3.56%), 8.84%, 04/20/34
(a)(b)
1,000 1,003,105
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.64%,
10/19/31
(a)(b)
..................... 500 500,516
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 7.08%,
04/20/33
(a)(b)
..................... 1,700 1,702,269
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%), 7.34%,
07/20/31
(a)(b)
..................... 1,563 1,566,187
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.30%,
04/16/33
(a)(b)
..................... 1,000 1,001,965
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.68%,
07/17/35
(a)(b)
..................... 2,750 2,750,951
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR a t 1.13% Floor + 1.39%), 6.69%,
10/14/35
(a)(b)
..................... 12,250 12,257,061
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (3-mo. EURIBOR
at 5.52% Floor + 5.52%), 9.18%, 04/17/34
(a)
(c)
............................ EUR 188 210,817
Neuberger Berman Loan Advisers E uro CLO
6 DAC, Series 2024-6X, Class D, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 7.49%,
07/15/37
(a)(c)
..................... 293 327,665
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
... USD 5,006 4,461,203
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.63%, 12/21/29
(a)(b)
..... 2,472 2,475,727
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.66%,
10/20/34 ..................... 4,418 4,423,567
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.49%,
10/20/34 ..................... 2,500 2,505,510
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
10/20/34 ..................... 11,000 11,031,017
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.21%,
07/15/34 ..................... 3,500 3,513,211
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.74%,
01/15/35 ..................... 1,000 1,000,728
Series 2024-26A, Class B, (3- mo. CME Term
SOFR at 1.95% Floor + 1.95%), 7.28%,
04/20/37 ..................... 3,000 3,018,851
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.43%,
10/22/37 ..................... 4,000 3,995,423
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
USD 305 $ 303,222
Series 1999-C, Class A2, 7.48%, 08/15/27 . 1,749 1,378,917
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
278 120,757
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR2, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.59%, 01/26/34 ................ 3,700 3,707,875
Series 2015-10A, Class DR2, (3-mo. CME
Term SOFR at 3.21% Floor + 3.21%),
8.49%, 01/26/34 ................ 2,000 1,997,129
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.70%, 04/26/36 ................ 1,000 1,000,259
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.24%, 07/20/31 ................ 1,000 1,002,794
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.42%, 04/10/33 ................ 2,500 2,506,419
Series 2019-17A, Class CR2 , (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.30%, 07/20/37 ................ 1,000 1,003,614
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.64%, 10/20/34 ................ 7,500 7,516,943
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.23%, 04/18/37 ................ 8,000 8,051,550
Series 2021-22A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.59%,
12/02/34 ..................... 4,500 4,509,362
Series 2021-22A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.64%,
12/02/34 ..................... 1,250 1,255,151
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME Term
SOFR at 0.26% Floor + 1.86%), 7.16%,
07/15/30 ..................... 6,000 6,009,799
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 2.06% Floor + 2.06%),
7.36%, 07/15/30 ................ 2,250 2,253,701
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 6.94%, 01/20/30
(a)
(b)
............................ 2,000 2,003,599
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. CME Term SOFR
at 2.60% Floor + 2.86%), 8.14%, 01/20/31
(a)
(b)
............................ 1,000 1,000,022
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.69%,
01/20/35
(a)(b)
..................... 3,000 3,008,510
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.26%, 10/15/33 ................ 8,500 8,527,145
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.71%, 10/15/33 ................ 3,800 3,811,993
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.54%, 11/18/31 ................ 10,067 10,071,729

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.06%, 11/18/31 ................ USD 1,500 $ 1,503,429
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 7.73%, 04/20/37
(a)(b)
..... 1,000 1,012 ,731
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.19%, 01/18/36
(a)(b)
..... 2,000 2,010,015
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.63%, 07/20/37
(a)(b)
..... 10,000 10,000,564
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.74%, 04/21/34 ................ 1,500 1,505,451
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.84%, 04/21/34 ................ 1,000 1,003,418
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.68%, 07/02/35
(a)(b)
..... 2,000 2,000,658
OHA Credit Funding 6 Ltd.
(a)(b)
Series 2020-6A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.19%,
07/20/34 ..................... 5,000 5,024,224
Series 2020-6A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.69%, 07/20/34 ................ 1,000 1,002,138
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class D, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.49%, 07/19/35
(a)(b)
..... 500 500,058
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class B1R2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.08%, 04/20/37 ................ 1,750 1,753,756
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.38%, 04/20/37 ................ 2,000 2,011,657
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.23%, 04/23/37 ................ 2,000 2,019,024
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
7.68%, 04/23/37 ................ 2,000 2,023,405
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 6.91%, 07/21/37
(a)(b)
3,000 3,002,875
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
7.22%, 04/23/37 ................ 1,000 1,006,761
Series 2015-1A, Class DR3, (3-mo. CME
Term SOFR at 3.20% Floor + 3.46%),
8.74%, 01/19/37 ................ 4,750 4,699,889
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
7.44%, 07/20/37 ................ 3,265 3,296,615
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.40%, 10/17/31 ................ 2,950 2,957,561
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.00%, 01/17/31 ................ USD 6,650 $ 6,657,452
Series 2015-2A, Class A1R 2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.64%, 07/20/30 ................ 2,024 2,025,280
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.53%, 11/14/34 ................ 7,000 7,011,200
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.08%, 11/14/34 ................ 7,000 7,019,120
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 7.38%,
11/14/34 ..................... 2,500 2,508,520
Series 2019-1A, Class CR, ( 3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
8.43%, 11/14/34 ................ 3,750 3,750,180
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.77%, 11/15/36 ................ 2,000 2,027,999
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 7.24%,
04/20/34 ..................... 7,000 7,007,124
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.36%,
07/15/34 ..................... 2,000 2,004,508
Series 2021-2A, Class D, (3-mo . CME Term
SOFR at 3.16% Floor + 3.16%), 8.46%,
07/15/34 ..................... 4,000 3,995,933
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.21%,
01/15/35 ..................... 7,000 7,027,017
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.51%,
01/15/35 ..................... 5,000 5,013,537
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.51%,
01/15/35 ..................... 2,000 1,999,385
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.21%,
10/15/34 ..................... 7,250 7,276,345
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.51%,
10/15/34 ..................... 4,850 4,862,397
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.08%,
04/20/35 ..................... 1,000 1,004,224
Series 2022-1A, Class C, (3-mo . CME Term
SOFR at 2.05% Floor + 2.05%), 7.33%,
04/20/35 ..................... 3,500 3,508,161
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.33%,
04/20/35 ..................... 3,250 3,245,236
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 6.53%,
07/20/37 ..................... 12,500 12,503,115
Palmer Square European CLO DAC
(a)(c)
Series 2022-2X, Class DR, (3-mo. EURIBOR
at 4.00% Floor + 4.00%), 7.68%,
01/15/38 ..................... EUR 373 421,563
Series 2023-1X, Class D, (3-mo. EURIBOR
at 6.20% Floor + 6.20%), 9.88%,
07/15/36 ..................... 276 310,543

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square European Loan Funding DAC,
Series 2024-2X, Class D, (3-mo. EURIBOR
at 3.15% Floor + 3.15%), 6.61%, 05/15/34
(a)
(c)
............................ EUR 490 $ 545,397
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.16%, 08/23/31 ................ USD 2,600 2,613,465
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.14%, 10/20/31 ................ 4,700 4,714,888
Series 2021-2A, Class C, ( 3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.81%,
07/15/34 ..................... 6,000 6,015,982
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.81%, 08/15/38
(a)(c)
................ EUR 459 511,851
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.29%, 10/18/34 ................ USD 5,000 5,014,107
Series 2018-2A, Class CR, (3-mo. CME
Term SOFR at 2.25% Floor + 2.51%),
7.79%, 10/18/34 ................ 2,350 2,357,028
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.25%, 10/25/34
(a)(b)
.......... 1,600 1,606,048
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.53%, 05/18/34 ................ 2,000 2,000,790
Series 2020-6A, Class BR2, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.06%, 05/18/34 ................ 1,000 1,003,060
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.29%, 07/20/34
(a)(b)
.......... 2,000 2,008,770
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.28%, 10/27/34
(a)(b)
.......... 7,0 00 7,032,602
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.31%,
10/15/34 ..................... 10,000 10,033,661
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.76%,
10/15/34 ..................... 3,500 3,501,531
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.86%,
10/15/34 ..................... 1,200 1,202,363
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.48%,
04/20/35 ..................... 1,750 1,746,817
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.73%,
10/18/34 ..................... 6,000 6,006,672
Series 2020-4A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.19%,
10/18/34 ..................... 3,000 3,001,973
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 907 882,199
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 5,680 5,146,974
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... USD 10,000 $ 9,296,053
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 ..................... 2,000 2,030,214
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
0.00%, 10/15/38
(a)(c)
................ EUR 735 818,165
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.49%, 02/15/35
(a)(c)
................ 500 554,487
Rad C LO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 7.11%, 01/20/37
(a)(b)
.......... USD 1,730 1,733,848
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.24%, 07/24/32
(a)(b)
.......... 3,000 3,003,674
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 6.64%, 04/17/36
(a)(b)
.......... 1,000 1,000,020
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.96%, 01/ 15/34
(a)(b)
.......... 1,250 1,250,386
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
04/23/34 ..................... 3,750 3,750,883
Series 2021-10A, Class D, (3-mo. CME Term
SOFR at 2.75% Floor + 3.01%), 8.29%,
04/23/34 ..................... 2,000 1,993,138
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.57%,
10/30/34 ..................... 1,375 1,378,037
Series 2021-12A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.57%,
10/30/34 ..................... 3,375 3,374,047
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.56%,
01/15/35 ..................... 3,500 3,506,667
Series 2021-14A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.56%,
01/15/35 ..................... 1,000 998,908
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.19%,
01/20/34 ..................... 7,250 7,259,766
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.59%,
01/20/34 ..................... 1,650 1,653,399
Series 2021-15A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.59%,
01/20/34 ..................... 2,900 2,898,061
Rad CLO 18 Ltd., Series 2023 -18A, Class A1,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 7.25%, 04/15/36
(a)(b)
.......... 3,750 3,766,845
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.69%, 04/20/34
(a)(b)
..... 1,000 1,003,474
Regatta VII Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.13%, 06/2 0/34
(a)(b)
..... 750 753,580
Regatta XII Funding Ltd., Series 2019-1A, Class
AR, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.66%, 10/15/32
(a)(b)
......... 10,000 10,000,093

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. CME Term SOFR at 2.55%
Floor + 2.81%), 8.11%, 10/15/33
(a)(b)
..... USD 500 $ 502,253
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.59%,
01/20/35 ..................... 3,000 3,009,473
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.59%,
01/20/35 ..................... 2,000 2,001,400
Regatta XXIV Funding Ltd., Series 2021-5A,
Class A1, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 01/20/35
(a)(b)
..... 5,500 5,502,2 77
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 6.83%, 04/25/37
(a)(b)
..... 2,500 2,506,301
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.34%, 01/18/34
(a)(b)
.......... 1,000 1,001,733
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.18%, 07/16/34 EUR 400 446,067
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.61%, 07/16/34 357 402,005
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.19%, 04/20/34 ................ USD 3,500 3,498,502
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 7.34%,
10/20/30 ..................... 2,300 2,305,323
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 7.11%,
05/20/31 ..................... 1,000 1,001,948
Series 2018-2A, Class A, (3-mo . CME Term
SOFR at 1.16% Floor + 1.42%), 6.70%,
10/20/31 ..................... 2,482 2,481,937
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.34%,
10/20/31 ..................... 1,125 1,127,495
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.74%,
10/20/31 ..................... 700 702,818
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.39%, 08/20/32 ................ 5,500 5,521,060
Series 2021-2A, Class C, (3-mo. C ME Term
SOFR at 2.10% Floor + 2.36%), 7.64%,
07/20/34 ..................... 2,000 2,002,512
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.79%,
07/20/34 ..................... 1,250 1,251,684
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.69%,
10/20/34 ..................... 3,000 3,007,259
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
6.68%, 04/15/36
(a)(b)
................ 1,500 1,500,972
RR 20 Ltd. , Series 2022-20A, Class B, (3-mo.
CME Term SOFR at 2.50% Floor + 2.50%),
7.80%, 07/15/37
(a)(b)
................ 1,000 1,003,421
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.85%, 04/15/37
(a)(b)
.......... 7,500 7,519,667
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RRX 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.76%,
07/15/34 ..................... USD 11,000 $ 11,028,554
Series 2021-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.41%,
07/15/34 ..................... 1,250 1,259,088
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.35%, 04/17/34
(a)(b)
..... 630 630,178
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.24%,
07/21/34 ..................... 9,500 9,530,257
Series 2021-9A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.59%,
07/21/34 ..................... 2,000 2,003,927
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. CME
Term SOFR at 2.41% Floor + 2.41%),
7.69%, 10/26/34 ................ 5,000 5,008,022
Series 2017-4A, Class DR, (3-mo. CME
Term SOFR at 3.46% Floor + 3.46%),
8.74%, 10/26/34 ................ 2,300 2,243,259
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.89%, 04/15/37
(a)(b)
......... 5,000 5,026,81 7
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.66%, 07/21/37
(a)(b)
......... 5,000 5,007,500
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.24%,
07/20/34 ..................... 3,000 3,012,300
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.54%,
07/20/34 ..................... 1,000 1,001,972
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.54%,
07/20/34 ..................... 4,000 3,996,818
Sixth Street CLO XVII Ltd.
(a)(b)
Series 2021-17A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.50%), 6.78%,
01/20/34 ..................... 8,500 8,502,879
Series 2021-17A, Class B, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 7.09%,
01/20/34 ..................... 7,000 7,025,203
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.44%, 04/20/34
(a)(b)
..... 1,755 1,751,846
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a)(c)
................ EUR 1,460 1,620,184
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 7.81%, 07/15/34
(a)(b)
..... USD 2,250 2,254,395
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.25%, 04/25/34
(a)(b)
..... 3,350 3,356,369
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.18%, 04/25/35
(a)(b)
..... 5,200 5,209,465
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 6.60%, 07/2 0/32
(a)(b)
2,000 2,001,218

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.29%, 10/25/36 ................ USD 4,829 $ 3,318,930
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.20%, 01/25/37
(b)
............... 1,313 758,124
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.93%, 04/20/37 ................ 9,000 9,039,740
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.88%, 04/20/37 ................ 1,000 1,017,743
Series 2024-5A, Class A1, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.74%,
04/20/36 ..................... 10,000 10,005,000
Series 2024-5A, Class B, ( 3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.57%,
04/20/36 ..................... 2,000 2,008,249
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.48%, 01/23/32
(a)(b)
..... 944 944,028
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.68%, 10/23/34
(a )(b)
..... 2,000 2,002,921
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.11%), 7.21%,
11/18/30 ..................... 1,250 1,252,232
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.28%, 01/29/32 ................ 4,000 4,008,483
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.59%, 04/20/34 ................ 3,500 3,503,525
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.94%, 04/20/34 ................ 2,250 2,230,993
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.44%,
03/18/34 ..................... 1,000 1,000,466
Series 2021-2A, Class C, (3- mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.65%,
07/25/34 ..................... 2,500 2,503,787
Texas Debt Capital Euro CLO DAC, Series
2024-1X, Class D, (3-mo. EURIBOR at
3.60% Floor + 3.60%), 7.30%, 07/16/38
(a)(c)
EUR 500 557,887
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.68%, 01/15/34 ................ USD 2,000 2,001,240
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.06%, 01/15/34 ................ 2,000 2,005,410
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.46%, 01/15/34 ................ 1,650 1,653,962
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.71%, 04/15/33
(a)(b)
.......... 6,500 6,540,573
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class AR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.82%, 04/25/37 ................ USD 8,545 $ 8,563,749
Series 2018-11A, Class DR, (3-mo. CME
Term SOFR at 3.70% Floor + 3.70%),
8.99%, 04/25/37 ................ 1,100 1,121,087
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.66%, 07/15/34 ................ 13,450 13,484,330
Series 2018-12A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.86%, 07/15/34 ................ 1,500 1,505,481
TICP CLO XIII Ltd., Series 2019-13A, Class DR,
(3-mo. CME Term SOFR at 3.41% Floor +
3.41%), 8.71%, 04/15/34
(a)(b)
.......... 2,000 2,003,033
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.74%, 10/20/32
(a)(b)
......... 3,250 3,259,717
TICP CLO XV Ltd., Series 2020-15A, Class A,
(3-mo. CME Term SOFR at 1.28% Floor +
1.54%), 6.82%, 04/20/33
(a)(b)
.......... 3,300 3,302,975
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.62%, 10/20/38
(a)(c)
................ EUR 870 9 69,637
Trestles CLO Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.25% Floor +
2.51%), 7.79%, 01/20/33
(a)(b)
.......... USD 1,450 1,454,225
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 6,803,589
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 923,923
Tricon Residential Trust, Series 2022-SFR2,
Class E, 7.51%, 07/17/40
(b)
........... 10,000 10,314,049
Trimaran CAVU Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.44%,
07/20/32 ..................... 1,550 1,550,554
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.70%,
07/23/37 ..................... 7,000 7,011,936
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.08%,
07/23/37 ..................... 1,000 1,004,049
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.30%,
10/25/34 ..................... 1,500 1,503,767
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor
+ 1.49%), 6.80%, 07/23/37
(a)(b)
......... 2,000 2,000,10 3
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)(f)
................ GBP 598 822,539
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 8.44%, 04/20/31
(a)(b)
.......... USD 1,500 1,506,031
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
7.44%, 04/18/31 ................ 1,000 1,002,682
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.35%),
7.65%, 07/14/31 ................ 500 501,546

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.59%,
07/20/37 ..................... USD 13,500 $ 13,509,439
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.94%,
07/20/37 ..................... 1,000 1,003,920
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.37%, 10/25/36
(a)
.......... 11,141 8,410,909
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 6.59%, 07/18/37
(a)
(b)
............................ 5,000 5,008,614
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
7.09%, 07/24/36 ................ 10,265 10,268,240
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.34%, 07/24/36 ................ 2,000 2,002,586
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.78%, 10/15/34
(a)(b)
......... 6,845 6,846,188
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.43%,
04/20/36 ..................... 1,500 1,509,387
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.88%,
04/20/36 ..................... 2,000 2,021,687
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 10.43%,
04/20/36 ..................... 1,000 1,028,044
Total Asset-Backed Securities — 14.8%
(Cost: $1,643,103,073) ............................ 1,634,136,237
Shares
Shares
Common Stocks
Aerospace & Defense — 0.7%
Airbus SE ......................... 74,043 10,836,662
BAE Systems plc .................... 847,914 14,077,131
General Electric Co. .................. 119,948 22,619,794
L3Harris Technologies, Inc. ............. 58,113 13,823,339
MTU Aero Engines AG ................ 10,622 3,319,674
RTX Corp. ........................ 63,578 7,703,110
72,379,710
Automobile Components — 0.1%
Aptiv plc
(e)
......................... 103,645 7,463,476
Lear Corp. ........................ 12,520 1,366,558
8,830,034
Automobiles — 0.0%
General Motors Co. .................. 119,047 5,338,067
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA ....... 1,504,201 16,248,789
Bank Rakyat Indonesia Persero Tbk. PT .... 35,573,800 11,634,852
CaixaBank SA ...................... 614,733 3,668,694
Citigroup, Inc. ...................... 249,145 15,596,477
Citizens Financial Group, Inc. ........... 471,717 19,373,417
First Citizens BancShares, Inc. , Class A ..... 8,605 15,841,375
Security
Shares
Shares Value
Banks (continued)
HSBC Holdings plc .................. 416,005 $ 3,731,991
KBC Group NV ..................... 63,957 5,088,293
M&T Bank Corp. .................... 87,251 15,541,148
Nordea Bank Abp ................... 281,430 3,320,802
Sberbank of Russia PJSC
(e)(g)
............ 877,548 94
UniCredit SpA ...................... 132,634 5,822,849
Wells Fargo & Co. ................... 445,168 25,147,540
141,016,321
Beverages — 0.5%
Coca-Cola Co. (The) ................. 350,899 25,215,602
Constellation Brands, Inc. , Class A ........ 19,934 5,136,792
Diageo plc ........................ 621,596 21,712,290
Pernod Ricard SA ................... 40,458 6,120,989
58,185,673
Biotechnology — 0.2%
AbbVie, Inc. ....................... 126,615 25,003,930
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. , ADR ......... 46,597 4,944,874
PDD Holdings, Inc. , ADR
(e)
............. 78,530 10,586,629
15,531,503
Building Products — 0.4%
Allegion plc ........................ 183,114 26,687,034
Assa Abloy AB , Class B ............... 116,121 3,912,106
Carrier Global Corp. .................. 9,713 781,799
Cie de Saint-Gobain SA ............... 64,534 5,885,664
Johnson Controls International plc ........ 94,396 7,326,074
44,592,677
Capital Markets — 0.6%
Charles Schwab Corp. (The) ............ 177,120 11,479,147
CVC Capital Partners plc
(b)(c)(e)
........... 53,069 1,185,610
Intercontinental Exchange, Inc. .......... 125,429 20,148,915
London Stock Exchange Group plc ........ 34,728 4,754,647
Moody's Corp. ...................... 32,806 15,569,400
MSCI, Inc. ........................ 8,416 4,905,939
Partners Group Holding AG ............. 3,163 4,768,781
State Street Corp. ................... 56,409 4,990,504
67,802,943
Chemicals — 0.5%
Air Liquide SA ...................... 107,653 20,788,896
Air Products & Chemicals, Inc. ........... 20,456 6,090,569
Albemarle Corp. .................... 50,318 4,765,618
Ecolab, Inc. ....................... 1,838 469,297
International Flavors & Fragrances, Inc. ..... 57,921 6,077,650
Linde plc ......................... 816 389,118
Linde plc ......................... 6,867 3,275,597
Novonesis (Novozymes) B , Class B ....... 41,081 2,957,644
Sherwin-Williams Co. (The) ............. 14,006 5,345,670
50,160,059
Commercial Services & Supplies — 0.1%
Cintas Corp. ....................... 22,090 4,547,889
Republic Services, Inc. ................ 47,858 9,611,801
Waste Management, Inc. ............... 10,703 2,221,943
16,381,633
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 210,653 11,210,953
Construction & Engineering — 0.1%
EMCOR Group, Inc. .................. 911 392,213
Ferrovial SE ....................... 84,001 3,610,116
MasTec, Inc.
(e)
...................... 1,928 237,337
McDermott International Ltd.
(e)
........... 165,884 33,177

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Quanta Services, Inc. ................. 1,908 $ 568,870
Vinci SA .......................... 46,240 5,405,299
10,247,012
Construction Materials — 0.0%
CRH plc .......................... 37,669 3,447,525
Consumer Finance — 0.0%
Capital One Financial Corp. ............. 33,968 5,086,029
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. ............... 7,444 6,599,255
Dollar General Corp. ................. 52,980 4,480,519
Dollar Tree, Inc.
(e)
.................... 51,182 3,599,118
Walmart, Inc. ....................... 82,436 6,656,707
21,335,599
Containers & Packaging — 0.2%
Amcor plc ......................... 417,556 4,730,909
Avery Dennison Corp. ................. 21,394 4,722,939
Ball Corp. ......................... 50,514 3,430,406
Sealed Air Corp. .................... 268,512 9,746,986
22,631,240
Distributors — 0.0%
LKQ Corp. ........................ 43,103 1,720,672
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............. 721,920 1,290,608
Essential Properties Realty Trust, Inc. ...... 78,172 2,669,574
LondonMetric Property plc .............. 2,298,141 6,318,473
Merlin Properties Socimi SA ............ 329,547 4,177,314
14,455,969
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 105,755 2,326,610
Cellnex Telecom SA
(b)(c)
................ 259,623 10,525,845
Deutsche Telekom AG (Registered) ....... 155,668 4,571,853
Koninklijke KPN NV .................. 3,749,647 15,314,627
TELUS Corp. ...................... 1,246,620 20,914,494
Verizon Communications, Inc. ........... 257,057 11,544,430
65,197,859
Electric Utilities — 1.2%
American Electric Power Co., Inc. ......... 67,922 6,968,797
CK Infrastructure Holdings Ltd. ........... 424,500 2,887,847
CLP Holdings Ltd. ................... 104,000 909,211
Duke Energy Corp. .................. 136,781 15,770,849
Edison International .................. 26,243 2,285,503
Enel SpA ......................... 916,615 7,321,741
Entergy Corp. ...................... 84,835 11,165,135
Evergy, Inc. ........................ 96,112 5,959,905
Exelon Corp. ....................... 351,609 14,257,745
FirstEnergy Corp. ................... 177,409 7,868,089
Fortis, Inc. ........................ 94,659 4,300,932
Kansai Electric Power Co., Inc. (The) ...... 187,800 3,112,385
Kyushu Electric Power Co., Inc. .......... 191,200 2,090,290
NextEra Energy, Inc. ................. 180,442 15,252,762
PG&E Corp. ....................... 831,730 16,443,302
Pinnacle West Capital Corp. ............ 3,478 308,116
PPL Corp. ........................ 15,035 497,358
Southern Co. (The) .................. 69,978 6,310,616
Xcel Energy, Inc. .................... 131,838 8,609,022
132,319,605
Electrical Equipment — 0.5%
AMETEK, Inc. ...................... 91,057 15,635,397
Eaton Corp. plc ..................... 3,627 1,202,133
Emerson Electric Co. ................. 6,742 737,373
Security
Shares
Shares Value
Electrical Equipment (continued)
GE Vernova, Inc.
(e)
................... 2,931 $ 747,346
Generac Holdings, Inc.
(e)
............... 1,447 229,899
Hubbell, Inc. ....................... 52,518 22,496,085
nVent Electric plc .................... 4,139 290,806
Schneider Electric SE ................. 18,903 4,982,981
Sensata Technologies Holding plc ......... 136,693 4,901,811
Vertiv Holdings Co. , Class A ............ 5,030 500,435
51,724,266
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A .............. 67,607 4,405,272
Hexagon AB , Class B ................. 243,485 2,622,594
Jabil, Inc. ......................... 36,302 4,350,069
Keysight Technologies, Inc.
(e)
............ 36,534 5,806,349
17,184,284
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 701,573 25,361,864
Schlumberger NV ................... 30,105 1,262,905
26,624,769
Entertainment — 0.1%
Electronic Arts, Inc. .................. 53,652 7,695,843
Financial Services — 0.4%
Fidelity National Information Services, Inc. ... 177,297 14,848,624
Jack Henry & Associates, Inc. ........... 27,065 4,778,055
Mastercard, Inc. , Class A ............... 20,947 10,343,629
Travelport Finance SARL
(e)(g)
............ 246 643,435
Visa, Inc. , Class A ................... 24,195 6,652,415
Voya Financial, Inc. .................. 81,107 6,425,296
43,691,454
Food Products — 0.4%
Kraft Heinz Co. (The) ................. 383,162 13,452,818
Mondelez International, Inc. , Class A ....... 418,589 30,837,451
44,290,269
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. .................. 79,400 1,790,638
Ground Transportation — 0.5%
Canadian National Railway Co. .......... 75,652 8,858,743
Canadian Pacific Kansas City Ltd. ........ 79,112 6,766,382
CSX Corp. ........................ 286,056 9,877,514
Norfolk Southern Corp. ................ 6 1,491
Union Pacific Corp. .................. 121,786 30,017,813
West Japan Railway Co. ............... 129,000 2,449,888
57,971,831
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ............... 404,376 15,354,157
Koninklijke Philips NV
(e)
................ 165,475 5,425,201
Medtronic plc ...................... 110,131 9,915,094
ResMed, Inc. ...................... 11,468 2,799,568
33,494,020
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. .................. 181,621 20,072,753
Cencora, Inc. ...................... 20,506 4,615,490
Cigna Group (The) ................... 22,449 7,777,231
CVS Health Corp. ................... 336,912 21,185,027
Elevance Health, Inc. ................. 15,783 8,207,160
Envision Healthcare Corp., (Acquired 11/03/23,
cost $302,230)
(e)(h)
................. 37,379 387,807
HCA Healthcare, Inc. ................. 10,427 4,237,846
Humana, Inc. ...................... 16,782 5,315,531
Labcorp Holdings, Inc. ................ 53,709 12,002,887
McKesson Corp. .................... 9,004 4,451,758

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ............... 55,046 $ 32,184,295
Universal Health Services, Inc. , Class B .... 19,914 4,560,505
124,998,290
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 30,585 3,631,969
Assura plc ........................ 13,000,616 7,377,423
Healthpeak Properties, Inc. ............. 519,450 11,879,821
Omega Healthcare Investors, Inc. ......... 105,043 4,275,250
Target Healthcare REIT plc ............. 864,622 1,038,908
Welltower, Inc. ...................... 34,424 4,407,305
32,610,676
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 11,350 4,882,089
New TOPCO
(e)(g)(i)
.................... 12,872 —
4,882,089
Household Durables — 0.3%
Newell Brands, Inc. .................. 372,140 2,858,035
Sony Group Corp. , ADR ............... 110,165 10,638,634
Taylor Wimpey plc ................... 8,727,046 19,196,735
32,693,404
Household Products — 0.0%
Reckitt Benckiser Group plc ............. 74,178 4,538,521
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 23,284 467,077
Innergex Renewable Energy, Inc. ......... 208,873 1,616,991
Northland Power, Inc. ................. 75,202 1,297,248
3,381,316
Industrial Conglomerates — 0.1%
Siemens AG (Registered) .............. 27,487 5,560,839
Industrial REITs — 0.4%
EastGroup Properties, Inc. ............. 22,652 4,231,847
ESR Kendall Square REIT Co. Ltd. ........ 167,020 637,440
Goodman Group .................... 128,553 3,279,261
Lineage, Inc. ....................... 80,092 6,277,611
Prologis, Inc. ....................... 55,149 6,964,216
Rexford Industrial Realty, Inc. ........... 84,026 4,227,348
Segro plc ......................... 411,846 4,827,041
STAG Industrial, Inc. ................. 108,892 4,256,588
Warehouses De Pauw CVA ............. 195,287 5,211,192
39,912,544
Insurance — 0.8%
American International Group, Inc. ........ 121,984 8,932,888
ASR Nederland NV .................. 59,585 2,920,999
Assurant, Inc. ...................... 48,879 9,720,078
AXA SA .......................... 73,695 2,837,027
Brown & Brown, Inc. .................. 45,998 4,765,393
Fidelity National Financial, Inc. , Class A ..... 161,443 10,019,153
Globe Life, Inc. ..................... 45,314 4,799,206
Hartford Financial Services Group, Inc. (The) . 42,253 4,969,375
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 7,060 3,890,374
Prudential plc ...................... 254,798 2,363,823
Tryg A/S .......................... 189,365 4,490,750
Willis Towers Watson plc ............... 27,256 8,027,710
Zurich Insurance Group AG ............. 26,556 16,044,073
83,780,849
Security
Shares
Shares Value
Interactive Media & Services — 0.5%
Alphabet, Inc. , Class A ................ 184,768 $ 30,643,773
Meta Platforms, Inc. , Class A ............ 48,659 27,854,358
58,498,131
IT Services — 0.5%
Accenture plc , Class A ................ 88,128 31,151,485
Cognizant Technology Solutions Corp. , Class A 198,730 15,337,981
NEXTDC Ltd.
(e)
..................... 126,382 1,524,092
SUNeVision Holdings Ltd. .............. 9,017,000 4,398,763
52,412,321
Leisure Products — 0.1%
Hasbro, Inc. ....................... 80,992 5,857,341
Life Sciences Tools & Services — 0.1%
(e)
Fortrea Holdings, Inc. ................. 110,621 2,212,420
ICON plc ......................... 15,035 4,319,706
6,532,126
Machinery — 0.5%
Caterpillar, Inc. ..................... 4,067 1,590,685
CNH Industrial NV ................... 273,976 3,041,134
Cummins, Inc. ...................... 1,861 602,573
Komatsu Ltd. ...................... 241,600 6,763,526
Kone OYJ , Class B .................. 37,334 2,233,378
Otis Worldwide Corp. ................. 317,052 32,954,385
Stanley Black & Decker, Inc. ............ 20,997 2,312,400
Volvo AB , Class B ................... 131,687 3,483,410
Weir Group plc (The) ................. 105,312 3,060,296
56,041,787
Media — 0.3%
Comcast Corp. , Class A ............... 306,945 12,821,093
Fox Corp. , Class A ................... 66,505 2,815,156
Learfield Communications LLC, (Acquired
09/13/23 , cost $160,629)
(e)(g)(h)
......... 12,784 843,744
Omnicom Group, Inc. ................. 43,842 4,532,824
WPP plc .......................... 729,165 7,469,154
28,481,971
Metals & Mining — 0.1%
Alrosa PJSC
(e)(g)
..................... 607,124 65
Freeport-McMoRan, Inc. ............... 10,007 499,550
Novolipetsk Steel PJSC
(e)(g)
............. 14 —
Southern Copper Corp. ................ 5,063 585,637
Teck Resources Ltd. , Class B ........... 160,141 8,364,875
United States Steel Corp. .............. 181,578 6,415,151
15,865,278
Multi-Utilities — 0.8%
Ameren Corp. ...................... 94,283 8,245,991
CenterPoint Energy, Inc. ............... 187,944 5,529,313
CMS Energy Corp. ................... 221,813 15,666,652
Dominion Energy, Inc. ................. 140,918 8,143,651
DTE Energy Co. .................... 12,883 1,654,306
E.ON SE ......................... 163,758 2,438,675
National Grid plc .................... 981,676 13,569,716
NiSource, Inc. ...................... 191,603 6,639,044
Public Service Enterprise Group, Inc. ...... 58,040 5,177,748
Sempra .......................... 121,540 10,164,390
WEC Energy Group, Inc. ............... 65,217 6,272,571
83,502,057
Office REITs — 0.1%
BXP, Inc. ......................... 97,927 7,879,206
Oil, Gas & Consumable Fuels — 1.4%
Antero Resources Corp.
(e)
.............. 6,860 196,539
BP plc ........................... 2,595,334 13,536,062

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc. ................. 59,032 $ 10,616,315
Chesapeake Energy Corp. ............. 3,162 260,075
Coterra Energy, Inc. .................. 13,386 320,595
DT Midstream, Inc. ................... 70,443 5,541,046
Enbridge, Inc. ...................... 97,418 3,957,370
Energy Transfer LP
(e)
................. 236,163 3,790,416
Enterprise Products Partners LP .......... 127,183 3,702,297
EQT Corp. ........................ 125,497 4,598,210
Gibson Energy, Inc. .................. 30,689 503,976
Hess Corp. ........................ 53,911 7,321,114
Kinder Morgan, Inc. .................. 85,261 1,883,415
Koninklijke Vopak NV ................. 77,183 3,582,044
Kosmos Energy Ltd.
(e)
................. 1,345,739 5,423,328
LUKOIL PJSC
(e)(g)
.................... 417,114 45
MPLX LP
(e)
........................ 91,974 4,089,164
Novatek PJSC
(e)(g)
................... 690 —
ONEOK, Inc. ....................... 6,266 571,021
Pembina Pipeline Corp. ............... 68,966 2,842,881
Plains All American Pipeline LP
(e)
......... 214,182 3,720,341
Range Resources Corp. ............... 5,588 171,887
Shell plc .......................... 1,020,131 33,447,065
Southwestern Energy Co.
(e)
............. 28,109 199,855
Suncor Energy, Inc. .................. 62,942 2,323,819
Sunoco LP ........................ 16,653 893,933
Targa Resources Corp. ................ 54,165 8,016,962
TC Energy Corp. .................... 288,098 13,695,516
Western Midstream Partners LP .......... 65,487 2,505,533
Williams Cos., Inc. (The) ............... 371,516 16,959,705
154,670,529
Personal Care Products — 0.1%
Unilever plc ........................ 87,749 5,689,057
Pharmaceuticals — 1.3%
AstraZeneca plc .................... 217,075 33,817,341
Bayer AG (Registered) ................ 191,351 6,473,736
Eli Lilly & Co. ...................... 4,209 3,728,921
GSK plc , ADR ...................... 42,753 1,747,743
Merck KGaA ....................... 20,427 3,605,996
Novartis AG (Registered) .............. 22,436 2,583,334
Novo Nordisk A/S , Class B ............. 297,519 35,289,181
Sanofi SA ......................... 351,928 40,520,751
Zoetis, Inc. , Class A .................. 56,576 11,053,819
138,820,822
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. .......... 639,857 7,364,754
Experian plc ....................... 81,742 4,305,322
Leidos Holdings, Inc. ................. 88,236 14,382,468
NMG, Inc.
(e)
........................ 3,714 441,966
Paychex, Inc. ...................... 30,832 4,137,346
RELX plc ......................... 612,967 28,884,483
SS&C Technologies Holdings, Inc. ........ 199,267 14,787,604
74,303,943
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................ 1,544,500 6,724,112
VGP NV .......................... 20,707 2,120,628
Vonovia SE ........................ 107,042 3,907,737
Wharf Real Estate Investment Co. Ltd. ..... 934,000 3,261,839
16,014,316
Residential REITs — 0.2%
AvalonBay Communities, Inc. ........... 23,452 5,282,563
Mid-America Apartment Communities, Inc. ... 33,471 5,318,542
Sun Communities, Inc. ................ 67,377 9,106,002
Security
Shares
Shares Value
Residential REITs (continued)
UNITE Group plc (The) ................ 332,959 $ 4,193,343
23,900,450
Retail REITs — 0.1%
Link REIT ......................... 1,451,800 7,237,602
Region RE Ltd.
(i)
.................... 1,319,664 2,078,042
9,315,644
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc. ................ 119,325 24,109,616
ASML Holding NV ................... 6,785 5,644,174
Intel Corp. ........................ 253,139 5,938,641
Lam Research Corp. ................. 6,220 5,076,018
Monolithic Power Systems, Inc. .......... 614 567,643
QUALCOMM, Inc. ................... 5,676 965,204
Taiwan Semiconductor Manufacturing Co. Ltd. 1,250,000 37,692,692
Texas Instruments, Inc. ................ 147,223 30,411,855
110,405,843
Software — 1.1%
Microsoft Corp. ..................... 189,355 81,479,456
Oracle Corp. ....................... 102,832 17,522,573
Salesforce, Inc. ..................... 79,527 21,767,335
SAP SE .......................... 14,741 3,371,748
124,141,112
Specialized REITs — 0.8%
American Tower Corp. ................ 64,483 14,996,167
Crown Castle, Inc. ................... 129,215 15,328,775
Digital Realty Trust, Inc. ............... 23,006 3,723,061
EPR Properties ..................... 152,942 7,500,276
Equinix, Inc. ....................... 20,395 18,103,214
Extra Space Storage, Inc. .............. 33,089 5,962,307
Iron Mountain, Inc. ................... 5,909 702,166
SBA Communications Corp. ............ 70,152 16,885,586
VICI Properties, Inc. .................. 310,128 10,330,364
93,531,916
Specialty Retail — 0.4%
Home Depot, Inc. (The) ............... 70,649 28,626,975
Industria de Diseno Textil SA ............ 66,790 3,955,737
Lowe's Cos., Inc. .................... 14,081 3,813,839
Tractor Supply Co. ................... 13,342 3,881,588
40,278,139
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. ........................ 133,311 31,061,463
HP, Inc. .......................... 288,145 10,335,761
Samsung Electronics Co. Ltd. , GDR
(b)(c)
..... 21,124 24,816,673
66,213,897
Textiles, Apparel & Luxury Goods — 0.4%
Cie Financiere Richemont SA (Registered) ... 15,902 2,525,306
LVMH Moet Hennessy Louis Vuitton SE ..... 37,524 28,776,259
NIKE, Inc. , Class B .................. 52,496 4,640,646
Swatch Group AG (The) ............... 35,423 7,595,637
43,537,848
Tobacco — 0.3%
British American Tobacco plc ............ 368,339 13,428,934
Philip Morris International, Inc. ........... 165,842 20,133,219
33,562,153
Trading Companies & Distributors — 0.0%
Fastenal Co. ....................... 71,802 5,128,099
Transportation Infrastructure — 0.5%
Aena SME SA
(b)(c)
.................... 81,012 17,796,358
Atlas Arteria Ltd.
(i)
................... 659,996 2,224,111

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Auckland International Airport Ltd. ........ 1,062,779 $ 5,043,621
Flughafen Zurich AG (Registered) ......... 30,561 7,352,076
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 62,070 3,463,152
Japan Airport Terminal Co. Ltd. .......... 76,600 2,764,234
Transurban Group
(i)
.................. 2,042,011 18,449,742
57,093,294
Water Utilities — 0.1%
Essential Utilities, Inc. ................. 154,128 5,944,717
United Utilities Group plc ............... 197,789 2,773,065
8,717,782
Wireless Telecommunication Services — 0.0%
Mobile TeleSystems PJSC
(e)(g)
........... 26,804 3
Tele2 AB , Class B ................... 91,308 1,033,029
Vodafone Group plc .................. 3,057,600 3,064,319
4,097,351
Total Common Stocks — 24.7%
(Cost: $ 2,325,567,673) ............................ 2,734,193,328
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 1,170 1,216,808
Boeing Co. (The)
2.20%, 02/04/26 .................. 3,862 3,719,063
6.26%, 05/01/27
(b)
................. 4,159 4,295,907
5.15%, 05/01/30 .................. 8,009 8,028,240
6.39%, 05/01/31
(b)
................. 2,860 3,041,144
6.53%, 05/01/34
(b)
................. 177 189,968
6.86%, 05/01/54
(b)
................. 547 600,393
7.01%, 05/01/64
(b)
................. 297 327,228
Bombardier, Inc.
(b)
7.88%, 04/15/27 .................. 230 230,646
6.00%, 02/15/28 .................. 202 203,335
8.75%, 11/15/30 .................. 285 312,951
7.25%, 07/01/31 .................. 555 586,738
7.00%, 06/01/32 .................. 280 292,862
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 510 491,916
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 200 217,840
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 700 697,872
L3Harris Technologies, Inc.
4.40%, 06/15/28 .................. 1,339 1,344,609
5.05%, 06/01/29 .................. 480 494,394
5.40%, 07/31/33 .................. 1,293 1,350,600
5.35%, 06/01/34 .................. 829 862,426
4.85%, 04/27/35 .................. 229 229,456
Lockheed Martin Corp.
5.25%, 01/15/33 .................. 90 95,839
4.75%, 02/15/34 .................. 263 269,757
4.80%, 08/15/34 .................. 199 203,999
Northrop Grumman Corp.
3.25%, 01/15/28 .................. 993 964,947
4.60%, 02/01/29 .................. 231 234,437
RTX Corp.
6.70%, 08/01/28 .................. 350 379,689
4.13%, 11/16/28 .................. 1,156 1,153,092
2.25%, 07/01/30 .................. 212 190,360
5.15%, 02/27/33 .................. 934 971,006
6.10%, 03/15/34 .................. 799 882,078
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Spirit AeroSystems, Inc.
(b)
9.38%, 11/30/29 .................. USD 446 $ 483,844
9.75%, 11/15/30 .................. 432 481,680
TransDigm, Inc.
(b)
6.75%, 08/15/28 .................. 1,796 1,848,601
6.38%, 03/01/29 .................. 3,034 3,130,238
7.13%, 12/01/31 .................. 519 548,926
6.63%, 03/01/32 .................. 3,055 3,181,300
6.00%, 01/15/33 .................. 1,266 1,283,933
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 798 835,359
45,873,481
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 573 507,008
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 207 211,108
718,116
Automobile Components — 0.3%
Aptiv plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.39%), 6.88%,
12/15/54
(a)
..................... 2,420 2,445,429
Clarios Global LP
(b)
8.50%, 05/15/27 .................. 2,381 2,388,752
6.75%, 05/15/28 .................. 546 562,792
Dana Financing Luxembourg SARL
(c)
3.00%, 07/15/29 .................. EUR 375 367,506
8.50%, 07/15/31 .................. 837 991,783
Forvia SE
(c)
7.25%, 06/15/26 .................. 132 151,987
2.75%, 02/15/27 .................. 1,342 1,434,249
3.75%, 06/15/28 .................. 748 799,569
5.50%, 06/15/31 .................. 1,378 1,520,499
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 133 136,112
Goodyear Europe BV, 2.75%, 08/15/28
(c)
.... EUR 827 833,157
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 .................. USD 352 323,744
5.63%, 04/30/33 .................. 66 58,234
Icahn Enterprises LP
5.25%, 05/15/27 .................. 614 588,360
9.75%, 01/15/29
(b)
................. 295 306,055
4.38%, 02/01/29 .................. 408 356,571
9.00%, 06/15/30
(b)
................. 216 217,785
IHO Verwaltungs GmbH
(c)(j)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 ..................... EUR 1,134 1,258,785
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... 750 830,688
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
.................... 1,164 1,360,855
Mahle GmbH
(c)
2.38%, 05/14/28 .................. 1,600 1,541,049
6.50%, 05/02/31 .................. 2,390 2,583,276
Phinia, Inc., 6.63%, 10/15/32
(b)
.......... USD 130 131,073
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 563 522,424
ZF Europe Finance BV
(c)
2.00%, 02/23/26 .................. EUR 1,700 1,830,683
2.50%, 10/23/27 .................. 2,300 2,384,613
4.75%, 01/31/29 .................. 500 539,321
6.13%, 03/13/29 .................. 900 1,020,995
ZF Finance GmbH
(c)
5.75%, 08/03/26 .................. 1,200 1,358,475
2.00%, 05/06/27 .................. 2,300 2,381,540
2.75%, 05/25/27 .................. 400 421,654
2.25%, 05/03/28 .................. 2,200 2,213,306
33,861,321

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(b)
................ USD 240 $ 235,507
10.38%, 03/31/29
(c)
................ GBP 2,049 2,741,989
General Motors Co., 5.00%, 10/01/28 ..... USD 72 72,896
Hyundai Capital America
(b)
6.25%, 11/03/25 .................. 971 988,881
6.50%, 01/16/29 .................. 453 485,963
5.80%, 04/01/30 .................. 391 411,834
5.70%, 06/26/30 .................. 510 535,857
6.20%, 09/21/30 .................. 948 1,022,413
Nissan Motor Acceptance Co. LLC
(b)
2.75%, 03/09/28 .................. 25 22,892
2.45%, 09/15/28 .................. 101 90,152
7.05%, 09/15/28 .................. 717 759,587
RCI Banque SA
(a)(c)
(5-Year EUR Swap Annual + 2.85%), 2.63%,
02/18/30 ..................... EUR 5,800 6,393,463
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................ 2,300 2,615,032
Volkswagen Group of America Finance LLC
(b)
4.63%, 11/13/25 .................. USD 1,064 1,062,271
5.40%, 03/20/26 .................. 587 593,513
4.90%, 08/14/26 .................. 644 647,803
18,680,053
Banks — 3.7%
ABN AMRO Bank NV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.67%), 4.38% EUR 2,500 2,751,693
(5-Year EUR Swap Annual + 3.90%), 6.38% 900 1,015,590
AIB Group plc, (5-Year EURIBOR ICE Swap
Rate + 4.39%), 7.13%
(a)(c)(k)
.......... 1,087 1,261,479
Alpha Bank SA
(1-Year EUR Swap Annual + 2.43%), 5.00%,
05/12/30
(a)(c)
................... 2,671 3,088,716
Alpha Services & Holdings SA, (5-Year
EURIBOR ICE Swap Rate + 5.18%), 7.50%
(a)
(c)(k)
......................... 1,125 1,252,669
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ USD 2,260 2,323,399
Banca Monte dei Paschi di Siena SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71%, 01/18/28 ..... EUR 1,034 1,253,229
(3-mo. EURIBOR + 2.05%), 4.75%,
03/15/29 ..................... 800 917,563
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
Series 9, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.19%),
6.50% ....................... USD 1,200 1,200,707
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(c)
...................... EUR 1,400 1,699,524
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.10%), 9.38% USD 1,000 1,104,041
(5-Year EUR Swap Annual + 4.27%),
6.88%
(c)
...................... EUR 3,200 3,655,584
Banco BPM SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
7.25%
(k)
...................... 2,200 2,556,683
(5-Year EUR Swap Annual + 3.17%), 2.88%,
06/29/31 ..................... 2,220 2,424,858
(5-Year EUR Swap Annual + 3.40%), 3.38%,
01/19/32 ..................... 1,748 1,917,755
Banco Bradesco SA, 3.20%, 01/27/25
(c)
.... USD 601 595,591
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a)(b)(k)
........ 337 361,854
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a)(c)
............... EUR 1,900 $ 2,407,540
Banco de Sabadell SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.20%), 5.75% 2,200 2,433,734
(5-Year EUR Swap Annual + 5.17%), 5.00% 1,200 1,284,019
Banco Espirito Santo SA
(c)(d)(e)
2.63%, 05/08/17 .................. 800 249,345
4.75%, 01/15/18 .................. 1,500 467,523
4.00%, 01/21/25 .................. 5,400 1,683,083
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(k)
........ USD 764 749,026
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
732 604,588
Banco Santander SA
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a)(c)(k)
.................... EUR 6,600 7,153,937
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.31%), 9.63%
(a)
(k)
.......................... USD 1,200 1,333,562
(5-Year EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a)(c)(k)
.................... EUR 400 383,534
(5-Year EUR Swap Annual + 4.43%),
7.00%
(a)(c)(k)
.................... 1,200 1,384,202
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.30%), 9.63%
(a)
(k)
.......................... USD 2,800 3,291,802
6.92%, 08/08/33 .................. 200 221,310
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00%
(a)
(k)
.......................... 3,800 4,036,949
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
........... 571 607,544
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 1,214 1,246,657
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(c)
......... 1,018 964,351
Bank of America Corp.
(a)
(1-day SOFR + 1.75%), 4.83%, 07/22/26 . 1,261 1,261,673
(3-mo. CME Term SOFR + 1.32%), 3.56%,
04/23/27 ..................... 3,525 3,481,078
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 ..................... 6,526 6,405,799
(1-day SOFR + 2.04%), 4.95%, 07/22/28 . 2,867 2,917,388
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28 ..................... 6,661 6,479,837
(1-day SOFR + 1.06%), 2.09%, 06/14/29 . 2,089 1,929,097
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30 ..................... 2,314 2,273,704
Bank of Cyprus PCL
(a)(c)
(1-Year EUR Swap Annual + 2.79%), 2.50%,
06/24/27 ..................... EUR 525 571,255
(3-mo. EURIBOR + 1.97%), 5.00%,
05/02/29 ..................... 1,611 1,821,331
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c)(k)
..................... 2,700 3,028,647
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26
(b)
.................... USD 503 509,787
Bankinter SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.71%), 6.25% EUR 2,000 2,249,142
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38% ....................... 2,000 2,335,166

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(l)
..................... USD 347 $ 350,036
Barclays plc
3.65%, 03/16/25 .................. 507 504,073
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
.. GBP 2,652 3,546,144
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13%
(a)
(k)
.......................... USD 5,325 5,307,059
(5-Year U.K . Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(k)
GBP 4,426 5,872,961
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(k)
2,300 3,201,828
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38%
(a)
(k)
.......................... USD 1,156 1,034,691
(1-day SOFR + 1.34%), 4.84%, 09/10/28
(a)
1,980 1,996,655
(BPSWS5 + 5.64%), 9.25%
(a)(k)
........ GBP 1,834 2,601,217
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00%
(a)
(k)
.......................... USD 2,650 2,790,691
(USISSO05 + 5.78%), 9.63%
(a)(k)
....... 4,465 5,027,206
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a)(c)
.......... 558 528,035
BNP Paribas SA
4.38%, 09/28/25
(b)
................. 935 928,030
(1-day SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
896 858,387
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.90%), 7.75%
(a)
(c)(k)
......................... 1,400 1,474,817
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.90%), 7.75%
(a)
(b)(k)
......................... 6,686 7,043,307
(5-Year EUR Swap Annual + 4 .65%),
6.88%
(a)(c)(k)
.................... EUR 5,200 6,056,093
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.94%), 4.50%
(a)
(b)(k)
......................... USD 2,300 1,983,578
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.34%), 4.63%
(a)
(b)(k)
......................... 3,206 2,791,933
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 3,200 3,522,185
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,200 1,342,459
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 4,800 5,710,459
Citigroup, Inc.
(1-day SOFR + 1.28%), 3.07%, 02/24/28
(a)
USD 137 133,151
Series AA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(a)(k)
..................... 179 191,239
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a)(k)
..................... 952 990,976
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(a)
425 395,510
(1-day SOFR + 1.15%), 2.67%, 01/29/31
(a)
828 754,367
(1-day SOFR + 3.91%), 4.41%, 03/31/31
(a)
281 279,050
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(a)
405 364,465
(1-day SOFR + 1.17%), 2.56%, 05/01/32
(a)
665 584,483
5.88%, 02/22/33 .................. 1,705 1,815,116
(1-day SOFR + 2.09%), 4.91%, 05/24/33
(a)
269 271,142
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(a)
1,905 2,032,625
Series DD, (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00%
(a)(k)
............... 235 251,475
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.06%), 5.83%, 02/13/35
(a)
USD 289 $ 301,816
Commerzbank AG
(a)(c)(k)
(5-Year EUR Swap Annual + 6.36%), 6.13% EUR 12,600 14,065,383
(5-Year EUR Swap Annual + 4.39%), 4.25% 1,800 1,865,016
(5-Year EUR Swap Annual + 6.74%), 6.50% 3,400 3,840,686
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 2,600 3,089,734
Cooperatieve Rabobank UA
(a)(c)(k)
(5-Year EUR Swap Annual + 4.10%), 4.63% 2,200 2,424,833
(5-Year EUR Swap Annual + 4.68%), 4.38% 1,600 1,736,514
(5-Year EUR Swap Annual + 3.72%), 4.88% 1,200 1,289,455
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a)(b)(k)
............... USD 13,530 12,499,194
DNB Bank ASA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.72%), 7.38%
(a)(c)(k)
............... 2,792 2,895,751
Eurobank SA
(a)(c)
(1-Year EUR Swap Annual + 1.80%), 4.00%,
09/24/30 ..................... EUR 1,125 1,260,188
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88%, 04/30/31 ................ 925 1,075,113
HSBC Holdings plc
(a)
(5-Year GBP Swap + 4.28%), 5.88%
(k)
... GBP 1,147 1,512,396
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
USD 2,600 2,611,541
(1-day SOFR + 1.57%), 5.89%, 08/14/27 . 344 353,335
(5-Year USD Swap Rate + 3.61%), 6.50%
(k)
800 811,811
(1-day SOFR + 1.06%), 5.60%, 05/17/28 . 965 992,084
(1-day SOFR + 3.35%), 7.39%, 11/03/28 . 887 960,265
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c)(k)
..................... EUR 7,333 7,969,068
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60%
(k)
USD 8,505 7,723,991
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.25%), 4.70%
(k)
2,257 2,038,555
ING Groep NV
(a)(k)
(5-Year USD Swap Semi + 4.45%), 6.50% 1,710 1,711,431
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 679 673,570
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 11,155 10,056,253
(5-Year US Treasury Yield Curve Rate T
Note Con stant Maturity + 3.71%), 7.50%
(c)
932 970,093
(USISSO05 + 4.36%), 8.00%
(c)
........ 7,000 7,516,740
(USISSO05 + 4.08%), 7.25%
(c)
........ 3,125 3,226,875
Intesa Sanpaolo SpA
5.71%, 01/15/26
(b)
................. 1,289 1,299,001
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a)(c)(k)
.................... EUR 6,127 7,119,509
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(k)
.................... 4,832 5,351,847
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a)(c)(k)
.................... 775 978,076
5.15%, 06/10/30
(c)
................. GBP 1 ,241 1,580,886
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a)(c)(k)
.................... EUR 930 1,023,583
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
................... USD 489 435,811
8.51%, 09/20/32
(c)
................. GBP 1,432 2,140,218
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
................... USD 362 290,545
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 713 706,547

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 0.70%), 1.04%,
02/04/27 ..................... USD 464 $ 443,608
(1-day SOFR + 0.77%), 1.47%, 09/22/27 . 2,968 2,811,247
(1-day SOFR + 1.89%), 2.18%, 06/01/28 . 1,181 1,119,888
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29 ..................... 3,670 3,630,844
(3-mo. CME Term SOFR + 1.52%), 4.20%,
07/23/29 ..................... 2,276 2,267,531
(1-day SOFR + 1.45%), 5.30%, 07/24/29 . 4,932 5,103,156
(1-day SOFR + 1.16%), 5.58%, 04/22/30 . 5,449 5,719,218
(1-day SOFR + 1.46%), 5.29%, 07/22/35 . 2,638 2,751,259
KBC Group NV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.93%),
8.00% ....................... EUR 4,800 5,790,606
(5-Year EURIBOR ICE Swap Rate + 3.99%),
6.25% ....................... 1,600 1,786,722
KeyBank NA
3.40%, 05/20/26 .................. USD 590 576,222
5.85%, 11/15/27 .................. 429 444,839
3.90%, 04/13/29 .................. 344 329,006
4.90%, 08/08/32 .................. 690 671,669
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79%, 06/01/33 . 1,014 992,707
(SOFR Index + 2.42%), 6.40%, 03/06/35 . 4,203 4,569,747
Lloyds Banking Group plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.61%), 5.13% .... GBP 1,796 2,395,469
(5-Year EURIBOR ICE Swap Rate + 5.29%),
4.95%
(c)
...................... EUR 7,249 8,059,138
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 2,450 2,472,400
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 4,515 4,542,867
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 3,121 4,386,468
(5-Year US Treasury Yield Curve Rate T
Note Constant M aturity + 3.15%), 6.75% USD 3,489 3,488,033
Mitsubishi UFJ Financial Group, Inc., Series
8NC7, (1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%), 5.48%,
02/22/31
(a)
..................... 467 489,876
Morgan Stanley Bank NA
(a)
(1-day SOFR + 0.87%), 5.50%, 05/26/28 . 1,254 1,293,528
(1-day SOFR + 0.93%), 4.97%, 07/14/28 . 472 481,578
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a)
(c)
.......................... EUR 2,632 3,051,199
NatWest Group plc
(a)
(5-Year USD Swap Semi + 5.72%), 8.00%
(k)
USD 1,200 1,218,699
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%), 6.00%
(k)
2,000 1,998,963
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 1,500 1,917,056
(1-Year US Treasury Yield Curve Rate T
Note Cons tant Maturity + 1.10%), 5.58%,
03/01/28 ..................... USD 1,882 1,930,538
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 8.13%
(k)
3,249 3,544,438
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(a)(b)(k)
............... 206 204,165
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49%, 05/14/30 . 1,108 1,157,825
(SOFR Index + 2.14%), 6.04%, 10/28/33 . 605 653,666
(1-day SOFR + 2.28%), 6.88%, 10/20/34 . 1,167 1,336,190
(1-day SOFR + 1.60%), 5.40%, 07/23/35 . 1,112 1,159,596
Security
Par (000)
Par (000) Value
Banks (continued)
Societe Generale SA
(a)(k)
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
USD 1,893 $ 1,912,087
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.51%), 5.38%
(b)
860 737,424
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a)(b)(k)
............... 5,675 5,161,204
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28 .................. 790 819,272
3.04%, 07/16/29 .................. 130 122,463
5.56%, 07/09/34 .................. 3,007 3,191,331
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
.... 436 454,247
Truist Financial Corp.
(a)
(1-day SOFR + 2.45%), 7.16%, 10/30/29 . 2,242 2,457,509
(1-day SOFR + 2.36%), 5.87%, 06/08/34 . 376 399,721
(1-day SOFR + 1.92%), 5.71%, 01/24/35 . 126 132,739
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate + 7.33%),
7.50%
(c)(k)
..................... EUR 2,368 2,715,017
(5-Year EURIBOR ICE Swap Rate + 4.21%),
6.50%
(c)(k)
..................... 2,300 2,604,202
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
.................... USD 1,779 1,896,135
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55%, 07/22/28 . 575 579,534
(1-day SOFR + 2.09%), 5.85%, 10/21/33 . 1,255 1,338,665
(1-day SOFR + 1.60%), 4.84%, 02/01/34 . 530 529,627
(1-day SOFR + 2.26%), 5.84%, 06/12/34 . 1,183 1,263,120
(1-day SOFR + 1.86%), 5.68%, 01/23/35 . 1,250 1,324,998
Virgin Money UK plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 6.36%),
8.25%
(a)(c)(k)
.................... GBP 2,094 2,868,443
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28 ..................... USD 1,019 999,240
(1-day SOFR + 2.10%), 2.39%, 06/02/28 . 181 172,098
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.63%
(k)
514 559,763
(1-day SOFR + 1.74%), 5.57%, 07/25/29 . 1,907 1,984,052
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.85%
(k)
455 474,885
(1-day SOFR + 1.50%), 5.20%, 01/23/30 . 2,271 2,341,212
(1-day SOFR + 2.06%), 6.49%, 10/23/34 . 2,269 2,535,539
(1-day SOFR + 1.78%), 5.50%, 01/23/35 . 342 358,515
408,803,705
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 5.00%,
06/15/34 ...................... 804 837,904
Coca-Cola Co. (The), 4.65%, 08/14/34 ..... 2,474 2,533,593
Davide Campari-Milano NV, 2.38%, 01/17/29
(c)(l)
EUR 600 653,267
Keurig Dr Pepper, Inc.
4.60%, 05/25/28 .................. USD 133 134,670
5.05%, 03/15/29 .................. 272 280,702
3.20%, 05/01/30 .................. 181 170,825
Series 10, 5.20%, 03/15/31 ........... 302 315,300
5.30%, 03/15/34 .................. 112 117,163
5,043,424
Biotechnology — 0.2%
AbbVie, Inc.
4.80%, 03/15/29 .................. 2,097 2,158,141
3.20%, 11/21/29 .................. 3,036 2,903,333
4.95%, 03/15/31 .................. 1,182 1,229,032

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Amgen, Inc.
5.15%, 03/02/28 .................. USD 2,820 $ 2,903,784
4.20%, 03/01/33 .................. 540 524,504
5.25%, 03/02/33 .................. 1,225 1,275,317
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 .................. EUR 1,756 1,898,690
6.25%, 04/01/28 .................. GBP 1,336 1,695,517
Gilead Sciences, Inc., 5.25%, 10/15/33 .... USD 2,981 3,144,086
Grifols SA, 2.25%, 11/15/27
(c)
.......... EUR 290 309,669
18,042,073
Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 .................. USD 358 349,322
2.13%, 02/09/31 .................. 216 188,378
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 646 592,403
Bubbles Bidco SpA
(c)
6.50%, 09/30/31 .................. EUR 1,855 2,066,171
(3-mo. EURIBOR + 4.25%), 7.53%,
09/30/31
(a)
.................... 1,814 2,014,206
Match Group Holdings II LLC
(b)
5.63%, 02/15/29 .................. USD 250 250,060
3.63%, 10/01/31 .................. 162 145,071
NMG Holding Co., Inc., 8.50%, 10/01/28
(b)
... 867 882,441
Rakuten Group, Inc.
(b)
11.25%, 02/15/27 ................. 353 386,017
9.75%, 04/15/29 .................. 398 434,318
7,308,387
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 .................. 283 279,665
6.38%, 06/15/30 .................. 107 109,298
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 306 317,734
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 363 367,326
Carrier Global Corp., 5.90%, 03/15/34 ..... 228 248,841
EMRLD Borrower LP
6.38%, 12/15/30
(c)
................. EUR 2,507 2,927,242
6.63%, 12/15/30
(b)
................. USD 2,209 2,277,689
6.75%, 07/15/31
(b)
................. 649 676,814
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 1,459 1,674,741
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
...... USD 418 422,395
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 .................. 214 208,971
9.75%, 07/15/28 .................. 344 351,397
Owens Corning, 3.50%, 02/15/30 ........ 252 239,342
PCF GmbH, 4.75%, 04/15/29
(c)
......... EUR 2,187 2,095,734
Sisecam UK plc, 8.25%, 05/02/29
(b)
....... USD 1,115 1,150,234
Smyrna Ready Mix Concrete LLC
(b)
6.00%, 11/01/28 .................. 753 755,779
8.88%, 11/15/31 .................. 806 869,427
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
..................... 368 381,047
Standard Industries, Inc.
(b)
5.00%, 02/15/27 .................. 97 96,180
4.75%, 01/15/28 .................. 194 190,021
4.38%, 07/15/30 .................. 90 85,185
3.38%, 01/15/31 .................. 396 352,773
Summit Materials LLC, 7.25%, 01/15/31
(b)
... 479 507,404
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 327 327,099
16,912,338
Capital Markets — 1.1%
Abu Dhabi Developmental Holding Co. PJSC
(b)
5.38%, 05/08/29 .................. 1,116 1,161,522
5.25%, 10/02/54 .................. 818 807,775
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
USD 476 $ 494,825
Ares Capital Corp.
5.88%, 03/01/29 .................. 258 264,199
5.95%, 07/15/29 .................. 343 352,071
Ares Strategic Income Fund, 5.60%, 02/15/30
(b)
345 342,270
Blackstone Private Credit Fund
3.25%, 03/15/27 .................. 157 149,624
4.95%, 09/26/27
(b)
................. 1,674 1,659,012
5.95%, 07/16/29
(b)
................. 148 150,692
6.25%, 01/25/31
(b)
................. 215 220,866
Blue Owl Capital Corp.
3.75%, 07/22/25 .................. 288 284,593
3.40%, 07/15/26 .................. 121 117,142
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 293 307,638
Blue Owl Credit Income Corp.
7.75%, 09/16/27 .................. 258 271,806
6.60%, 09/15/29
(b)
................. 627 643,221
6.65%, 03/15/31 .................. 322 328,883
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 108 108,506
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 363 352,656
Credit Suisse USA LLC, 7.13%, 07/15/32 ... 80 92,346
Deutsche Bank AG
(USISOA05 at 0.00% Floor + 4.36%),
4.79%
(a)(c)(k)
.................... 6,000 5,817,000
(5-Year USD Swap Rate + 5.00%), 7.50%
(a)
(k)
.......................... 2,400 2,388,823
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(a)(k)
............... 9,600 9,386,117
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50%
(a)(c)(k)
.................... EUR 3,200 3,274,887
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a)(c)(k)
.................... 1,200 1,204,900
(5-Year EURIBOR ICE Swap Rate + 6.94%),
10.00%
(a)(c)(k)
................... 5,000 6,088,235
(1-day S OFR + 1.59%), 5.71%, 02/08/28
(a)
USD 1,646 1,681,599
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a)(c)(k)
.................... EUR 2,400 2,641,505
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
USD 637 674,351
5.41%, 05/10/29 .................. 2,576 2,676,349
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a)(c)(k)
.................... EUR 2,400 2,781,762
(1-day SOFR + 2.51%), 6.82%, 11/20/29
(a)
USD 2,812 3,027,020
(1-day SOFR + 3.65%), 7.08%, 02/10/34
(a)
1,110 1,195,554
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... 270 272,577
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/25 .................. 179 178,334
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,995,101
5.95%, 01/15/27 .................. 116 120,261
2.60%, 02/07/30 .................. 68 62,432
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(a)
2,971 3,122,380
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
402 355,253
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
431 373,785
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
575 505,178
Series Y, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a)(k)
..................... 912 915,953
HAT Holdings I LLC
(b)
3.38%, 06/15/26 .................. 204 197,550
8.00%, 06/15/27 .................. 381 403,625
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 393 407,070

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Intercontinental Exchange, Inc.
3.63%, 09/01/28 .................. USD 979 $ 956,092
4.35%, 06/15/29 .................. 179 180,402
1.85%, 09/15/32 .................. 449 370,904
4.60%, 03/15/33 .................. 374 376,984
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(l)
..................... 387 389,322
Julius Baer Group Ltd.
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%), 4.88% 787 759,061
(5-Year EUR Swap Annual + 3.85%), 6.63% EUR 803 905,033
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. USD 666 656,218
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65%, 04/13/28 . 3,668 3,786,631
3.59%, 07/22/28 .................. 1,430 1,401,191
(1-day SOFR + 1.59%), 5.16%, 04/20/29 . 5,644 5,801,246
(1-day SOFR + 1.63%), 5.45%, 07/20/29 . 2,745 2,852,325
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 ..................... 1,042 1,044,279
(1-day SOFR + 1.26%), 5.66%, 04/18/30 . 1,993 2,096,468
(1-day SOFR + 1.22%), 5.04%, 07/19/30 . 1,635 1,680,169
(1-day SOFR + 1.14%), 2.70%, 01/22/31 . 227 207,907
(1-day SOFR + 1.03%), 1.79%, 02/13/32 . 45 38,091
(1-day SOFR + 1.36%), 2.48%, 09/16/36 . 570 476,947
Nasdaq, Inc., 5.55%, 02/15/34 .......... 335 353,404
Oaktree Strategic Credit Fund
(b)
8.40%, 11/14/28 .................. 328 354,817
6.50%, 07/23/29 .................. 187 189,910
S&P Global, Inc.
2.50%, 12/01/29 .................. 297 274,197
5.25%, 09/15/33 .................. 427 452,686
State Street Corp.
(a)
(1-day SOFR + 2.60%), 2.90%, 03/30/26 . 40 39,583
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.61%),
6.70%
(k)
...................... 495 512,814
UBS AG, 7.50%, 02/15/28 ............ 674 740,314
UBS Group AG
(5-Year USD Swap Semi + 4.87%), 7.00%
(a)
(c)(k)
......................... 1,257 1,259,992
(5-Year USD Swap Semi + 4.59%), 6.88%
(a)
(c)(k)
......................... 3,638 3,650,405
4.13%, 09/24/25
(b)
................. 313 312,017
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.10%), 3.88%
(a)
(b)(k)
......................... 2,800 2,663,290
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.86%), 5.13%
(a)
(c)(k)
......................... 2,050 2,011,665
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 9.25%
(a)
(b)(k)
......................... 1,659 1,834,192
(USISSO05 + 3.63%), 6.85%
(a)(b)(k)
...... 4,800 4,857,154
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38%
(a )
(b)(k)
......................... 9,630 8,384,762
(USISSO05 + 4.16%), 7.75%
(a)(b)(k)
...... 4,544 4,858,463
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(a)
(c)(k)
......................... 2,100 2,476,601
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(a)
(b)(k)
......................... 3,921 4,624,169
123,686,953
Security
Par (000)
Par (000) Value
Chemicals — 0.4%
Avient Corp., 6.25%, 11/01/31
(b)
......... USD 164 $ 168,121
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ 282 301,146
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 .................. 340 337,279
3.38%, 02/15/29 .................. 150 140,439
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
..................... 1,077 1,066,984
Chemours Co. (The)
4.00%, 05/15/26 .................. EUR 1,995 2,207,299
5.38%, 05/15/27 .................. USD 349 341,647
5.75%, 11/15/28
(b)
................. 338 321,071
4.63%, 11/15/29
(b)
................. 150 134,327
DuPont de Nemours, Inc., 4.73%, 11/15/28 .. 3,705 3,775,736
Eastman Chemical Co.
5.75%, 03/08/33 .................. 1,883 1,990,251
5.63%, 02/20/34 .................. 235 245,369
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 923 879,884
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... EUR 2,435 2,704,015
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... USD 1,577 1,376,367
Herens Midco SARL, 5.25%, 05/15/29
(c)
.... EUR 2,306 1,919,443
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 506 511,567
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 2,311 2,657,433
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 .................. 1,130 1,251,570
8.50%, 03/15/29 .................. 2,467 2,907,134
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
..................... 280 302,010
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 204 191,565
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 509 402,960
Kronos International, Inc.
9.50%, 03/15/29
(c)
................. EUR 1,996 2,416,219
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 392 381,275
Lune Holdings SARL, 5.63%, 11/15/28
(c)
.... EUR 1,554 1,516,396
LYB International Finance III LLC, 5.50%,
03/01/34 ...................... USD 300 312,030
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... 224 228,631
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
498 484,579
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 956 1,095,298
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 1,339 1,475,677
Nutrien Ltd.
5.20%, 06/21/27 .................. USD 160 164,084
4.90%, 03/27/28 .................. 264 269,216
4.20%, 04/01/29 .................. 132 131,550
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
................. EUR 2,944 3,515,805
9.75%, 11/15/28
(b)
................. USD 1,061 1,132,362
5.38%, 10/01/29
(c)
................. EUR 1,172 1,227,386
7.25%, 06/15/31
(b)
................. USD 658 684,702
Sasol Financing USA LLC, 6.50%, 09/27/28 .. 941 932,766
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.01%, 11/01/26
(a)
............... EUR 584 653,038
9.50%, 07/15/28 .................. 1,482 1,780,467
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 .................. USD 64 61,542
4.00%, 04/01/31 .................. 355 325,235
4.38%, 02/01/32 .................. 79 73,211
Sherwin-Williams Co. (The), 3.45%, 06/01/27 . 1,006 989,279
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 817 784,330
WR Grace Holdings LLC
(b)
5.63%, 08/15/29 .................. 1,423 1,336,743

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
7.38%, 03/01/31 .................. USD 484 $ 507,104
48,612,542
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 373 356,271
Allied Universal Holdco LLC
3.63%, 06/01/28
(c)
................. EUR 971 1,017,368
4.63%, 06/01/28
(b)
................. USD 1,961 1,842,032
4.88%, 06/01/28
(c)
................. GBP 2,467 3,035,912
6.00%, 06/01/29
(b)
................. USD 1,231 1,100,088
7.88%, 02/15/31
(b)
................. 2,090 2,134,908
Amber Finco plc, 6.63%, 07/15/29
(c)
....... EUR 2,525 2,940,699
APCOA Group GmbH, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 7.38%, 04/15/31
(a)(c)
. 1,425 1,586,635
APi Group DE, Inc.
(b)
4.13%, 07/15/29 .................. USD 234 220,019
4.75%, 10/15/29 .................. 141 135,211
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 219 219,600
5.75%, 07/15/29 .................. 485 480,176
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 608 606,045
Brink's Co. (The)
(b)
6.50%, 06/15/29 .................. 173 179,218
6.75%, 06/15/32 .................. 262 273,288
Cimpress plc, 7.38%, 09/15/32
(b)
......... 296 298,398
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 .................. 175 172,516
6.38%, 02/01/31 .................. 188 192,591
Garda World Security Corp.
(b)
4.63%, 02/15/27 .................. 263 258,222
9.50%, 11/01/27 .................. 161 161,212
7.75%, 02/15/28 .................. 399 413,726
6.00%, 06/01/29 .................. 172 165,064
8.25%, 08/01/32 .................. 410 419,635
GFL Environmental, Inc.
(b)
3.75%, 08/01/25 .................. 511 506,900
4.00%, 08/01/28 .................. 100 96,039
3.50%, 09/01/28 .................. 208 198,025
4.75%, 06/15/29 .................. 48 46,822
4.38%, 08/15/29 .................. 550 527,182
6.75%, 01/15/31 .................. 215 225,499
Intrum AB
(c)
3.00%, 09/15/27 .................. EUR 4,115 3,458,362
9.25%, 03/15/28 .................. 1,224 1,033,562
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 752 732,119
Paprec Holding SA
(c)
6.50%, 11/17/27 .................. EUR 515 606,981
7.25%, 11/17/29 .................. 1,369 1,618,841
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 320 320,086
Q-Park Holding I BV
(c)
2.00%, 03/01/27 .................. EUR 696 747,729
5.13%, 03/01/29 .................. 681 779,626
5.13%, 02/15/30 .................. 1,884 2,139,118
Republic Services, Inc.
3.95%, 05/15/28 .................. USD 1,311 1,303,949
4.88%, 04/01/29 .................. 1,003 1,031,032
Reworld Holding Corp.
4.88%, 12/01/29
(b)
................. 313 294,640
5.00%, 09/01/30 .................. 153 143,504
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 284 286,417
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ EUR 1,823 2,033,231
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(c)
................ 777 882,415
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Verisure Holding AB
(c)
9.25%, 10/15/27 .................. EUR 1,631 $ 1,904,056
7.13%, 02/01/28 .................. 1,173 1,362,315
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 1,283 1,276,600
Williams Scotsman, Inc.
(b)
6.63%, 06/15/29 .................. 126 129,728
7.38%, 10/01/31 .................. 278 293,835
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 170 176,702
42,364,149
Communications Equipment — 0.0%
CommScope LLC, 4.75%, 09/01/29
(b)
...... 349 293,160
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 279 281,498
5.60%, 06/01/32 .................. 1,776 1,877,751
5.40%, 04/15/34 .................. 1,323 1,380,704
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 174 157,889
3,991,002
Construction & Engineering — 0.1%
Arcosa, Inc.
(b)
4.38%, 04/15/29 .................. 486 465,855
6.88%, 08/15/32 .................. 61 63,839
Azzurra Aeroporti SpA, 2.63%, 05/30/27
(c)
... EUR 2,242 2,401,036
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 1,592 1,704,795
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(d)(e)(g)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 318 306,973
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,411 1,844,927
Heathrow Finance plc
(c)
5.75%, 03/03/25
(f)
................. 221 294,595
3.88%, 03/01/27
(f)
................. 1,745 2,216,329
4.13%, 09/01/29
(f)
................. 840 1,027,580
6.63%, 03/01/31 .................. 821 1,098,566
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 168 179,629
11,604,124
Consumer Finance — 0.2%
AerCap Ireland Capital DAC, 1.75%, 01/30/26 465 447,868
Ally Financial, Inc., 5.75%, 11/20/25 ...... 1,402 1,408,057
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04%, 07/26/28 . 720 735,645
(1-day SOFR + 1.42%), 5.28%, 07/26/35 . 1,135 1,181,769
ASG Finance DAC, 9.75%, 05/15/29
(b)
..... 649 649,000
BOC Aviation USA Corp., 4.63%, 09/04/31
(b)
. 1,186 1,191,361
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 155 163,798
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 .................. EUR 318 354,154
5.38%, 02/15/26 .................. GBP 1,003 1,330,904
4.25%, 06/01/28 .................. 155 189,987
Ford Motor Credit Co. LLC
3.38%, 11/13/25 .................. USD 1,456 1,428,200
4.54%, 08/01/26 .................. 1,747 1,732,142
5.85%, 05/17/27 .................. 1,374 1,398,798
4.95%, 05/28/27 .................. 945 942,685
7.35%, 11/04/27 .................. 364 386,502
6.80%, 05/12/28 .................. 3,107 3,255,072
General Motors Financial Co., Inc.
5.40%, 04/06/26 .................. 1,685 1,705,373
5.85%, 04/06/30 .................. 96 100,046
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 .................. 101 103,276
8.00%, 02/15/27 .................. 160 167,202
8.00%, 06/15/28 .................. 239 256,174
6.88%, 04/15/29 .................. 377 392,186

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.88%, 03/15/30 .................. USD 229 $ 229,300
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 140 142,198
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 .................. 245 257,570
6.40%, 03/26/29 .................. 98 101,998
8.13%, 03/30/29 .................. 110 116,501
6.50%, 03/26/31 .................. 256 270,230
Muthoot Finance Ltd., 7.13%, 02/14/28
(b)
... 710 729,525
Navient Corp.
5.50%, 03/15/29 .................. 287 278,410
9.38%, 07/25/30 .................. 184 204,110
OneMain Finance Corp.
3.50%, 01/15/27 .................. 316 302,039
6.63%, 01/15/28 .................. 347 353,310
9.00%, 01/15/29 .................. 185 196,038
5.38%, 11/15/29 .................. 90 86,488
7.88%, 03/15/30 .................. 309 323,025
4.00%, 09/15/30 .................. 119 105,991
7.50%, 05/15/31 .................. 118 121,466
7.13%, 11/15/31 .................. 195 197,343
SLM Corp., 3.13%, 11/02/26 ........... 510 490,286
Toyota Motor Credit Corp., 3.38%, 04/01/30 .. 180 172,635
24,198,662
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 1,016 969,637
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 .................. 198 191,459
4.63%, 01/15/27 .................. 262 254,890
5.88%, 02/15/28 .................. 335 336,496
6.50%, 02/15/28 .................. 187 190,404
3.50%, 03/15/29 .................. 294 274,132
4.88%, 02/15/30 .................. 221 217,434
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 5,512 7,293,498
Bellis Finco plc, 4.00%, 02/16/27
(c)
....... 694 857,559
Cencosud SA, 4.38%, 07/17/27
(c)
........ USD 1,272 1,261,188
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... 94 97,752
Kroger Co. (The)
4.70%, 08/15/26 .................. 505 508,269
4.60%, 08/15/27 .................. 630 635,416
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
0.00% Floor + 3.63%), 7.33%, 07/01/29
(a)(c)
. EUR 1,305 1,459,924
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... GBP 1,248 1,572,799
Performance Food Group, Inc.
(b)
4.25%, 08/01/29 .................. USD 199 189,238
6.13%, 09/15/32 .................. 575 587,567
Picard Groupe SAS, 6.38%, 07/01/29
(c)
.... EUR 1,098 1,258,234
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 97 92,512
US Foods, Inc.
(b)
4.75%, 02/15/29 .................. 135 131,616
4.63%, 06/01/30 .................. 182 175,831
7.25%, 01/15/32 .................. 148 156,635
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 101 100,806
18,813,296
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................. 598 602,298
2.00%, 09/01/28
(c)
................. EUR 1,032 1,043,314
4.00%, 09/01/29
(b)
................. USD 1,427 1,273,765
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
................. EUR 279 268,665
2.13%, 08/15/26
(c)
................. 1,320 1,270,713
4.13%, 08/15/26
(b)
................. USD 972 876,205
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Berry Global, Inc.
1.57%, 01/15/26 .................. USD 3,472 $ 3,340,998
5.80%, 06/15/31
(b)
................. 2,822 2,936,320
Canpack SA, 3.13%, 11/01/25
(b)
......... 312 304,200
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 .................. 460 464,363
6.88%, 01/15/30 .................. 503 513,680
8.75%, 04/15/30 .................. 717 728,072
Crown Americas LLC
4.25%, 09/30/26 .................. 239 235,222
5.25%, 04/01/30 .................. 69 69,666
Fiber Bidco SpA
(c)
10.00%, 06/15/29 ................. EUR 622 683,840
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.35%, 01/15/30
(a)
............... 883 988,539
6.13%, 06/15/31 .................. 2,626 2,908,516
Fiber Midco SpA, 10.00%, (10.00% Cash or
10.75% PIK), 06/15/29
(c)(j)
........... 148 162,714
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... USD 383 364,729
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 665 586,064
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 2,320 2,422,263
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
1,023 865,657
LABL, Inc.
(b)
6.75%, 07/15/26 .................. USD 110 109,910
5.88%, 11/01/28 .................. 321 300,631
9.50%, 11/01/28 .................. 359 370,947
8.63%, 10/01/31 .................. 413 409,844
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 04/15/27 .................. 4,365 4,509,820
9.25%, 04/15/27 .................. 230 235,836
OI European Group BV
(c)
6.25%, 05/15/28 .................. EUR 928 1,075,879
5.25%, 06/01/29 .................. 1,872 2,128,015
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... USD 249 255,806
Sealed Air Corp.
(b)
5.00%, 04/15/29 .................. 119 117,200
6.50%, 07/15/32 .................. 207 213,451
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34
(b)
636 662,842
Titan Holdings II BV, 5.13%, 07/15/29
(c)
.... EUR 1,150 1,299,324
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
USD 239 265,320
Trivium Packaging Finance BV
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.29%, 08/15/26
(a)(c)
.............. EUR 977 1,090,267
8.50%, 08/15/27
(b)(f)
................ USD 200 200,483
WRKCo, Inc., 4.65%, 03/15/26 .......... 231 231,139
36,386,517
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 124 115,926
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 444 445,433
Dealer Tire LLC, 8.00%, 02/01/28 ........ 481 478,845
Gates Corp., 6.88%, 07/01/29 .......... 327 338,724
Resideo Funding, Inc.
4.00%, 09/01/29 .................. 190 178,970
6.50%, 07/15/32 .................. 443 454,745
2,012,643
Diversified Consumer Services — 0.1%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
392 399,273
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 373 358,417
Pachelbel Bidco SpA
(c)
7.13%, 05/17/31 .................. EUR 1,561 1,851,355

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.07%, 05/17/31
(a)
............... EUR 1,315 $ 1,473,307
Service Corp. International
3.38%, 08/15/30 .................. USD 11 9,969
4.00%, 05/15/31 .................. 419 387,716
5.75%, 10/15/32 .................. 1,027 1,033,725
Sotheby's
(b)
7.38%, 10/15/27 .................. 794 764,181
5.88%, 06/01/29 .................. 600 525,889
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 767 808,033
7,611,865
Diversified REITs — 0.1%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 293 273,132
GLP Capital LP
5.75%, 06/01/28 .................. 67 68,774
4.00%, 01/15/30 .................. 354 338,018
3.25%, 01/15/32 .................. 213 188,430
6.75%, 12/01/33 .................. 1,336 1,469,607
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 133 128,195
Uniti Group LP
(b)
10.50%, 02/15/28 ................. 1,768 1,887,174
Series MAY, 10.50%, 02/15/28 ......... 446 476,063
VICI Properties LP
4.13%, 08/15/30
(b)
................. 4,674 4,438,577
5.13%, 05/15/32 .................. 643 645,613
5.63%, 05/15/52 .................. 15 14,677
6.13%, 04/01/54 .................. 193 202,291
10,130,551
Diversified Telecommunication Services — 0.7%
Altice Financing SA
2.25%, 01/15/25
(c)
................. EUR 285 312,489
9.63%, 07/15/27
(b)
................. USD 1,480 1,441,475
3.00%, 01/15/28
(c)
................. EUR 100 91,000
5.00%, 01/15/28
(b)
................. USD 1,113 941,482
5.75%, 08/15/29
(b)
................. 1,288 1,035,087
Altice France SA
11.50%, 02/01/27
(c)
................ EUR 1,369 1,254,934
3.38%, 01/15/28
(c)
................. 687 539,137
5.50%, 01/15/28
(b)
................. USD 935 679,886
5.13%, 01/15/29
(b)
................. 339 238,089
5.13%, 07/15/29
(b)
................. 681 478,892
5.50%, 10/15/29
(b)
................. 200 140,068
AT&T, Inc., 5.40%, 02/15/34 ........... 5,047 5,295,678
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(d)(e)
1,000 6,469
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.54%),
5.13%, 10/03/54 ................ EUR 500 571,185
(5-Year EUR Swap Annual + 2.13%), 1.87%,
08/18/80 ..................... 236 257,449
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 ..................... GBP 1,726 2,487,982
CCO Holdings LLC
(b)
5.38%, 06/01/29 .................. USD 693 667,839
6.38%, 09/01/29 .................. 553 553,656
4.50%, 08/15/30 .................. 304 275,569
4.25%, 02/01/31 .................. 213 187,809
7.38%, 03/01/31 .................. 1,427 1,461,068
4.25%, 01/15/34 .................. 370 303,496
Cellnex Telecom SA
(c)(l)
2.13%, 08/11/30 .................. EUR 2,500 2,953,057
0.75%, 11/20/31 .................. 1,600 1,567,888
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 .................. USD 361 $ 362,468
5.00%, 05/01/28 .................. 538 533,147
8.75%, 05/15/30 .................. 1,194 1,272,403
8.63%, 03/15/31 .................. 496 534,733
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. EUR 2,319 2,368,719
Iliad Holding SASU
6.50%, 10/15/26
(b)
................. USD 796 804,677
7.00%, 10/15/28
(b)
................. 369 375,390
6.88%, 04/15/31
(c)
................. EUR 2,893 3,421,614
8.50%, 04/15/31
(b)
................. USD 734 789,495
Iliad SA
(c)
5.38%, 06/14/27 .................. EUR 1,600 1,848,310
5.38%, 02/15/29 .................. 2,100 2,442,807
5.63%, 02/15/30 .................. 1,800 2,116,481
Infrastrutture Wireless Italiane SpA
(c)
1.63%, 10/21/28 .................. 2,423 2,544,719
1.75%, 04/19/31 .................. 1,207 1,227,627
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
766 851,607
Level 3 Financing, Inc.
(b)
10.50%, 04/15/29 ................. USD 1,309 1,426,874
4.88%, 06/15/29 .................. 258 217,057
11.00%, 11/15/29 ................. 2,364 2,617,905
10.50%, 05/15/30 ................. 1,487 1,600,384
10.75%, 12/15/30 ................. 52 57,287
Lorca Telecom Bondco SA
(c)
4.00%, 09/18/27 .................. EUR 1,605 1,775,225
5.75%, 04/30/29 .................. 4,689 5,434,084
Lumen Technologies, Inc.
(b)
4.13%, 04/15/29 .................. USD 397 333,749
4.13%, 04/15/30 .................. 397 320,751
Optics Bidco SpA
6.88%, 02/15/28
(c)
................. EUR 881 1,066,495
7.88%, 07/31/28
(c)
................. 411 516,951
1.63%, 01/18/29 .................. 1,147 1,167,255
Series 2033, 6.38%, 11/15/33
(b)
........ USD 222 230,276
Series 2034, 6.00%, 09/30/34
(b)
........ 292 295,597
7.20%, 07/18/36
(b)
................. 200 215,234
5.25%, 03/17/55 .................. EUR 300 329,793
RCS & RDS SA, 3.25%, 02/05/28
(c)
....... 1,100 1,174,568
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
..................... USD 516 517,048
Sprint Capital Corp., 6.88%, 11/15/28 ...... 3,244 3,541,854
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
. 302 265,616
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
................. GBP 361 453,681
5.50%, 05/15/29
(b)
................. USD 400 383,639
4.25%, 01/15/30
(c)
................. GBP 108 127,425
4.13%, 08/15/30
(c)
................. 600 693,877
4.50%, 08/15/30
(b)
................. USD 258 229,501
Windstream Escrow LLC
(b)
7.75%, 08/15/28 .................. 554 554,521
8.25%, 10/01/31 .................. 262 266,357
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 2,645 2,365,802
6.13%, 03/01/28 .................. 309 256,470
73,671,157
Electric Utilities — 0.7%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 792 714,102
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 353 357,976
American Electric Power Co., Inc., 5.70%,
08/15/25 ...................... 81 81,642
Baltimore Gas & Electric Co.
2.25%, 06/15/31 .................. 38 33,390

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.30%, 06/01/34 .................. USD 125 $ 130,963
DTE Electric Co.
Series A, 1.90%, 04/01/28 ............ 178 165,481
5.20%, 03/01/34 .................. 208 217,751
Duke Energy Carolinas LLC
2.55%, 04/15/31 .................. 773 694,836
6.45%, 10/15/32 .................. 44 48,987
4.95%, 01/15/33 .................. 434 447,393
Duke Energy Corp.
2.65%, 09/01/26 .................. 2,307 2,243,274
2.45%, 06/01/30 .................. 689 621,541
2.55%, 06/15/31 .................. 431 381,014
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.45%,
09/01/54
(a)
.................... 330 342,639
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 629 582,187
2.40%, 12/15/31 .................. 525 459,924
Duke Energy Indiana LLC, 5.25%, 03/01/34 .. 21 22,015
Duke Energy Progress LLC
3.40%, 04/01/32 .................. 934 872,387
5.70%, 04/01/35 .................. 30 31,847
Edison International
4.13%, 03/15/28 .................. 78 77,312
5.25%, 11/15/28 .................. 2,292 2,354,890
5.45%, 06/15/29 .................. 1,527 1,585,885
6.95%, 11/15/29 .................. 503 554,419
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75%, 05/29/54 ................ EUR 2,700 3,040,068
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63%, 09/16/54 ................ 1,900 2,120,302
(5-Year EUR Swap Annual + 1.84%), 1.70%,
07/20/80 ..................... 500 546,577
(5-Year EUR Swap Annual + 2.38%), 1.88%,
08/02/81 ..................... 1,600 1,716,276
(5-Year EUR Swap Annual + 3.18%), 5.94%,
04/23/83 ..................... 300 351,687
Eversource Energy
5.45%, 03/01/28 .................. USD 986 1,022,230
5.95%, 02/01/29 .................. 566 598,946
Exelon Corp.
5.15%, 03/15/28 .................. 126 129,475
4.05%, 04/15/30 .................. 135 132,937
5.45%, 03/15/34 .................. 43 45,105
FirstEnergy Corp.
4.00%, 05/01/26
(l)
................. 553 578,714
Series B, 3.90%, 07/15/27
(f)
........... 2,768 2,739,247
2.65%, 03/01/30 .................. 913 833,063
FirstEnergy Transmission LLC, 5.00%,
01/15/35
(b)
..................... 807 819,372
Florida Power & Light Co.
5.10%, 04/01/33 .................. 1,374 1,437,332
5.30%, 06/15/34 .................. 311 329,883
Georgia Power Co., 4.70%, 05/15/32 ...... 1,523 1,551,557
Interstate Power & Light Co.
5.70%, 10/15/33 .................. 136 144,699
4.95%, 09/30/34 .................. 882 895,342
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
... 1,193 1,186,295
MidAmerican Energy Co.
5.35%, 01/15/34 .................. 143 151,785
5.75%, 11/01/35 .................. 80 87,179
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a)(c)(k)
......... EUR 2,300 2,471,917
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/29 .................. USD 794 $ 740,568
2.44%, 01/15/32 .................. 571 495,364
5.05%, 02/28/33 .................. 74 76,178
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
.................... 3,051 3,292,310
NRG Energy, Inc.
(b)
2.45%, 12/02/27 .................. 1,212 1,135,495
7.00%, 03/15/33 .................. 105 116,640
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ........... 797 669,034
5.00%, 06/01/33 .................. 150 152,604
5.65%, 06/01/34 .................. 302 319,213
Pacific Gas & Electric Co.
3.30%, 03/15/27 .................. 1,617 1,571,889
3.30%, 12/01/27 .................. 100 96,509
3.00%, 06/15/28 .................. 270 256,648
4.55%, 07/01/30 .................. 1,674 1,661,069
2.50%, 02/01/31 .................. 955 836,725
3.25%, 06/01/31 .................. 1,000 910,469
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 321 310,531
PECO Energy Co., 4.90%, 06/15/33 ...... 537 550,966
PG&E Corp.
4.25%, 12/01/27
(b)(l)
................ 207 224,181
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38%,
03/15/55
(a)
.................... 1,290 1,353,046
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 430 442,741
Public Service Electric & Gas Co.
1.90%, 08/15/31 .................. 575 490,049
4.90%, 12/15/32 .................. 680 703,561
Sorik Marapi Geothermal Power PT, 7.75%,
08/05/31
(b)
..................... 1,060 1,053,375
Southern California Edison Co.
4.40%, 09/06/26 .................. 1,185 1,194,045
Series G, 2.50%, 06/01/31 ........... 1,010 893,105
5.45%, 06/01/31 .................. 1,751 1,852,734
6.00%, 01/15/34 .................. 1,080 1,185,991
Southern Co. (The)
5.20%, 06/15/33 .................. 968 1,003,076
5.70%, 03/15/34 .................. 584 626,817
4.85%, 03/15/35 .................. 1,608 1,620,962
Tampa Electric Co.
4.90%, 03/01/29 .................. 126 129,124
2.40%, 03/15/31 .................. 32 28,120
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%), 4.75%
(a)
(c)(k)
......................... EUR 2,243 2,552,973
Virginia Electric & Power Co.
Series B, 2.95%, 11/15/26 ............ USD 280 273,755
2.30%, 11/15/31 .................. 270 235,557
5.05%, 08/15/34 .................. 800 821,226
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 .................. 2,162 2,157,411
7.75%, 10/15/31 .................. 350 376,809
6.88%, 04/15/32 .................. 776 816,296
6.95%, 10/15/33 .................. 286 322,435
6.00%, 04/15/34 .................. 788 842,106
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,310,561
72,654,111
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 472 456,185

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, 5.55%, 08/22/34 ........... USD 195 $ 199,513
Coherent Corp., 5.00%, 12/15/29
(b)
....... 518 506,484
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
.. 175 182,662
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 .................. 172 164,375
3.75%, 02/15/31 .................. 71 65,004
6.63%, 07/15/32 .................. 365 380,535
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
. 128 133,638
1,632,211
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 151 151,473
6.25%, 04/01/28 .................. 544 546,703
6.63%, 09/01/32 .................. 503 515,822
Borr IHC Ltd.
(b)
10.00%, 11/15/28 ................. 214 220,562
10.38%, 11/15/30 ................. 195 205,778
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
311 324,951
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 435 448,749
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 592 612,662
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 147 137,731
Nabors Industries, Inc.
(b)
7.38%, 05/15/27 .................. 315 315,702
9.13%, 01/31/30 .................. 285 293,920
8.88%, 08/15/31 .................. 62 58,979
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 690 711,938
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 360 360,690
OEG Finance plc, 7.25%, 09/27/29
(c)
...... EUR 1,138 1,288,553
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. USD 178 177,630
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 272 259,379
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 253 258,787
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 235 242,052
Transocean, Inc.
(b)
8.00%, 02/01/27 .................. 507 506,693
8.25%, 05/15/29 .................. 721 714,747
8.75%, 02/15/30 .................. 563 586,689
8.50%, 05/15/31 .................. 888 882,361
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 525 540,725
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 919 946,574
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 350 371,271
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 550 573,112
12,254,233
Entertainment — 0.1%
Banijay Entertainment SAS
7.00%, 05/01/29
(c)
................. EUR 1,263 1,477,961
8.13%, 05/01/29
(b)
................. USD 200 207,869
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
.... 122 127,363
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 648 581,720
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
..................... 458 451,524
Netflix, Inc.
4.88%, 04/15/28 .................. 400 409,825
5.88%, 11/15/28 .................. 161 171,573
5.38%, 11/15/29
(b)
................. 388 408,226
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... 342 359,366
Pinewood Finco plc
6.00%, 03/27/30
(c)
................. GBP 3,452 4,628,023
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 154 141,334
8,964,784
Security
Par (000)
Par (000) Value
Financial Services — 0.6%
Block, Inc.
2.75%, 06/01/26 .................. USD 185 $ 179,359
3.50%, 06/01/31 .................. 5 4,559
6.50%, 05/15/32
(b)
................. 2,019 2,102,421
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
821 880,972
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
........... 260 262,675
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 93 96,559
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 8.02%, 04/15/38
(a)(c)
..... EUR 300 337,340
Fidelity National Information Services, Inc.
1.15%, 03/01/26 .................. USD 2,413 2,306,526
1.65%, 03/01/28 .................. 206 188,400
5.10%, 07/15/32 .................. 638 661,463
Fiserv, Inc.
2.25%, 06/01/27 .................. 350 333,013
5.63%, 08/21/33 .................. 1,225 1,297,592
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
131 146,714
Freedom Mortgage Holdings LLC
(b)
9.25%, 02/01/29 .................. 558 580,011
9.13%, 05/15/31 .................. 295 303,292
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 .................. EUR 1,011 757,953
7.75%, 11/01/25 .................. GBP 381 340,010
Global Payments, Inc.
1.20%, 03/01/26 .................. USD 500 477,852
2.15%, 01/15/27 .................. 130 123,905
3.20%, 08/15/29 .................. 208 194,868
5.30%, 08/15/29 .................. 91 93,540
1.50%, 03/01/31
(b)(l)
................ 446 425,930
2.90%, 11/15/31 .................. 265 233,248
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 159 162,757
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 633 601,863
Jerrold Finco plc, 5.25%, 01/15/27
(c)
...... GBP 1,624 2,135,925
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(b)
..................... USD 270 261,588
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 .................. 1,157 1,151,386
6.50%, 08/01/29 .................. 558 567,390
5.13%, 12/15/30 .................. 395 378,924
5.75%, 11/15/31 .................. 165 161,629
7.13%, 02/01/32 .................. 730 762,375
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... GBP 5,352 6,910,142
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% .... 3,250 4,366,813
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 340 374,296
Nexi SpA, 0.00%, 02/24/28
(c)(l)(m)
......... EUR 5,700 5,520,282
Opus-Chartered Issuances SA, 2.50%,
07/04/25
(a)(c)(g)
................... 943 1,053,899
PennyMac Financial Services, Inc.
(b)
7.88%, 12/15/29 .................. USD 528 563,016
7.13%, 11/15/30 .................. 305 315,808
ProGroup AG
(c)
5.13%, 04/15/29 .................. EUR 668 727,797
5.38%, 04/15/31 .................. 1,413 1,532,109
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 .................. USD 1,145 1,099,288
3.88%, 03/01/31 .................. 188 173,099
4.00%, 10/15/33 .................. 114 101,835

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Shift4 Payments LLC
(b)
4.63%, 11/01/26 .................. USD 311 $ 307,795
6.75%, 08/15/32 .................. 1,037 1,082,666
Stena International SA
(b)
7.25%, 01/15/31 .................. 2,837 2,981,210
7.63%, 02/15/31 .................. 524 549,898
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200), (3-mo. EURIBOR
+ 3.25%), 6.80%, 08/22/27
(a)(g)(h)
....... EUR 6,599 7,210,681
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b)(m)
................... USD 3,309 3,118,336
Thames Water Utilities Finance plc
(c)
4.00%, 06/19/25 .................. GBP 891 916,823
4.00%, 04/18/27 .................. EUR 1,218 996,633
0.88%, 01/31/28 .................. 1,155 925,403
1.25%, 01/31/32 .................. 1,155 917,584
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
........... 4,348 1,329,023
Worldline SA, 0.00%, 07/30/26
(c)(l)(m)
....... 4,504 4,549,856
66,136,331
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 99 103,559
Boparan Finance plc, 7.63%, 11/30/25
(c)
.... GBP 702 923,287
Chobani LLC
(b)
4.63%, 11/15/28 .................. USD 996 969,966
7.63%, 07/01/29 .................. 1,269 1,332,604
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 514 518,890
Fiesta Purchaser, Inc.
(b)
7.88%, 03/01/31 .................. 193 204,747
9.63%, 09/15/32 .................. 141 145,954
Kraft Heinz Foods Co., 3.88%, 05/15/27 .... 921 914,430
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 279,512
Post Holdings, Inc.
(b)
5.63%, 01/15/28 .................. 39 39,331
4.63%, 04/15/30 .................. 50 47,843
4.50%, 09/15/31 .................. 107 99,960
6.25%, 02/15/32 .................. 239 246,100
6.38%, 03/01/33 .................. 254 258,145
6.25%, 10/15/34 .................. 218 219,375
Premier Foods Finance plc
3.50%, 10/15/26
(c)
................. GBP 977 1,276,811
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 345 327,324
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 .................. EUR 240 266,144
7.25%, 04/15/28 .................. 850 982,889
5.88%, 04/30/30 .................. 1,359 1,522,982
10,679,853
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)(b)
............... USD 345 352,377
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... 121 127,066
Atmos Energy Corp.
3.00%, 06/15/27 .................. 136 132,474
2.63%, 09/15/29 .................. 141 131,690
1.50%, 01/15/31 .................. 184 155,857
5.90%, 11/15/33 .................. 82 90,110
Promigas SA ESP, 3.75%, 10/16/29
(c)
...... 580 531,425
Snam SpA, (5-Year EURIBOR ICE Swap Rate +
2.16%), 4.50%
(a)(c)(k)
............... EUR 600 674,905
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... USD 239 222,830
2,418,734
Security
Par (000)
Par (000) Value
Ground Transportation — 0.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. USD 371 $ 372,200
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 .................. EUR 756 818,399
6.13%, 11/30/28 .................. GBP 944 1,199,090
Boels Topholding BV
(c)
6.25%, 02/15/29 .................. EUR 1,209 1,397,114
5.75%, 05/15/30 .................. 1,381 1,579,842
Brightline East LLC, 11.00%, 01/31/30
(b)
.... USD 242 205,711
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 356 343,863
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
569 585,131
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 223 234,728
Loxam SAS
(c)
6.38%, 05/15/28 .................. EUR 996 1,151,659
6.38%, 05/31/29 .................. 2,511 2,920,900
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a)(k)
.. GBP 2,294 2,784,496
3.63%, 11/20/28
(f)
................. 373 449,431
4.88%, 09/26/31 .................. EUR 330 361,821
Norfolk Southern Corp., 2.30%, 05/15/31 ... USD 360 318,888
Penske Truck Leasing Co. LP
(b)
4.45%, 01/29/26 .................. 163 162,669
5.35%, 01/12/27 .................. 335 341,394
4.20%, 04/01/27 .................. 414 411,931
5.55%, 05/01/28 .................. 265 274,088
5.35%, 03/30/29 .................. 952 983,120
5.25%, 07/01/29 .................. 635 653,923
Ryder System, Inc., 6.60%, 12/01/33 ...... 769 858,089
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.44%, 04/22/30
(a)
...... EUR 2,643 2,949,411
Uber Technologies, Inc.
4.30%, 01/15/30 .................. USD 2,078 2,070,625
4.80%, 09/15/34 .................. 375 374,481
Union Pacific Corp.
2.40%, 02/05/30 .................. 263 241,274
4.50%, 01/20/33 .................. 65 65,707
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 147 153,214
24,263,199
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 .................. 644 629,441
3.88%, 11/01/29 .................. 71 67,178
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 1,339 1,415,992
Baxter International, Inc.
3.95%, 04/01/30 .................. 355 346,975
2.54%, 02/01/32 .................. 302 261,925
Becton Dickinson & Co.
3.70%, 06/06/27 .................. 1,680 1,658,935
4.69%, 02/13/28 .................. 463 468,954
4.87%, 02/08/29 .................. 1,250 1,277,134
Medline Borrower LP
(b)
3.88%, 04/01/29 .................. 374 354,090
6.25%, 04/01/29 .................. 690 710,928
5.25%, 10/01/29 .................. 1,366 1,340,296
Medtronic Global Holdings SCA, 4.25%,
03/30/28 ...................... 434 437,662
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
333 368,575
Solventum Corp.
(b)
5.45%, 02/25/27 .................. 829 846,122
5.40%, 03/01/29 .................. 1,381 1,420,791
5.45%, 03/13/31 .................. 4,551 4,691,558
5.60%, 03/23/34 .................. 2,920 3,023,912

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
USD 216 $ 224,318
19,544,786
Health Care Providers & Services — 0.4%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 604 590,678
Banner Health
2.34%, 01/01/30 .................. 87 79,367
1.90%, 01/01/31 .................. 36 31,215
Centene Corp.
4.63%, 12/15/29 .................. 2,374 2,323,153
3.38%, 02/15/30 .................. 385 354,784
3.00%, 10/15/30 .................. 25 22,381
2.63%, 08/01/31 .................. 1,161 995,526
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 13.17%
(a)(c)(k)
GBP 1,600 2,096,338
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 .................. USD 760 747,892
6.00%, 01/15/29 .................. 533 517,431
5.25%, 05/15/30 .................. 390 358,919
4.75%, 02/15/31 .................. 626 550,283
10.88%, 01/15/32 ................. 864 952,115
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 250 262,878
CVS Health Corp., 5.25%, 02/21/33 ....... 56 57,215
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 187 193,181
Elevance Health, Inc.
4.10%, 05/15/32 .................. 511 498,744
5.38%, 06/15/34 .................. 2,820 2,964,407
Encompass Health Corp.
4.75%, 02/01/30 .................. 367 358,714
4.63%, 04/01/31 .................. 147 140,760
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 2,768 3,321,810
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 141 142,174
HCA, Inc.
3.50%, 09/01/30 .................. 3,582 3,375,589
5.45%, 04/01/31 .................. 1,280 1,333,635
5.45%, 09/15/34 .................. 678 697,621
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 519 501,581
Humana, Inc.
4.88%, 04/01/30 .................. 482 490,523
5.38%, 04/15/31 .................. 1,816 1,880,983
5.88%, 03/01/33 .................. 404 428,886
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 .................. 459 505,361
11.00%, 10/15/30 ................. 629 709,755
10.00%, 06/01/32 ................. 299 328,710
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 397 385,953
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 136 132,596
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 406 385,746
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 951 1,020,974
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 900 939,396
Sutter Health
Series 2018, 3.70%, 08/15/28 ......... 87 85,065
Series 20A, 2.29%, 08/15/30 .......... 291 260,601
5.16%, 08/15/33 .................. 152 157,407
Tenet Healthcare Corp.
6.13%, 06/15/30 .................. 141 143,304
6.75%, 05/15/31 .................. 954 994,422
UnitedHealth Group, Inc.
5.30%, 02/15/30 .................. 2,545 2,683,700
4.95%, 01/15/32 .................. 4,513 4,667,604
4.50%, 04/15/33 .................. 1,206 1,211,367
5.15%, 07/15/34 .................. 2,898 3,024,611
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... USD 279 $ 288,977
44,194,332
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 .................. 609 600,664
4.50%, 07/30/29 .................. 1,504 1,501,954
2.75%, 12/15/29 .................. 599 549,812
4.90%, 12/15/30 .................. 663 676,641
3.38%, 08/15/31 .................. 29 27,007
1.88%, 02/01/33 .................. 452 363,215
Healthpeak OP LLC
3.00%, 01/15/30 .................. 194 180,802
5.25%, 12/15/32 .................. 773 796,286
MPT Operating Partnership LP
2.50%, 03/24/26 .................. GBP 560 675,975
5.25%, 08/01/26 .................. USD 292 278,029
4.63%, 08/01/29 .................. 634 509,947
3.50%, 03/15/31 .................. 456 333,009
Ventas Realty LP, 5.63%, 07/01/34 ....... 2,372 2,496,188
Welltower OP LLC
4.00%, 06/01/25 .................. 420 417,501
4.25%, 04/01/26 .................. 260 259,617
2.75%, 01/15/32 .................. 639 566,525
3.85%, 06/15/32 .................. 970 923,142
11,156,314
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP, 5.50%, 04/15/35 .. 243 246,523
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 245 254,673
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 129 129,853
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(l)
.. 15 13,755
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 363 358,571
7.25%, 07/15/28
(b)
................. 307 321,238
4.50%, 02/15/29
(b)
................. 77 74,504
6.50%, 04/01/32
(b)
................. 849 877,379
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 326 318,793
Service Properties Trust
8.63%, 11/15/31
(b)
................. 1,368 1,487,644
8.88%, 06/15/32 .................. 494 471,877
4,554,810
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
3.88%, 01/15/28 .................. 121 116,272
4.38%, 01/15/28 .................. 275 267,167
5.63%, 09/15/29 .................. 205 207,962
Acushnet Co., 7.38%, 10/15/28
(b)
........ 113 119,119
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(b)
................. 385 402,333
7.25%, 04/30/30
(c)
................. EUR 2,488 2,935,688
Bertrand Franchise Finance SAS
(c)
6.50%, 07/18/30 .................. 627 722,722
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.49%, 07/18/30
(a)
............... 1,841 2,063,911
Boyd Gaming Corp., 4.75%, 12/01/27 ..... USD 298 294,628
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 403 387,416
Caesars Entertainment, Inc.
(b)
7.00%, 02/15/30 .................. 984 1,027,981
6.50%, 02/15/32 .................. 835 863,736
Carnival Corp.
5.75%, 03/01/27
(b)
................. 31 31,395
4.00%, 08/01/28
(b)
................. 313 301,319
6.00%, 05/01/29
(b)
................. 554 561,312

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.00%, 08/15/29
(b)
................. USD 849 $ 902,063
5.75%, 01/15/30
(c)
................. EUR 1,569 1,870,187
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... USD 2,671 2,882,192
Carnival plc, 1.00%, 10/28/29 .......... EUR 802 774,966
Cedar Fair LP, 6.50%, 10/01/28 ......... USD 366 370,712
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 .................. 608 596,140
5.75%, 04/01/30 .................. 701 701,768
6.75%, 05/01/31 .................. 455 469,859
Cirsa Finance International SARL
(c)
7.88%, 07/31/28 .................. EUR 410 484,277
(3-mo. EURIBOR + 4.50%), 8.14%,
07/31/28
(a)
.................... 865 972,542
6.50%, 03/15/29 .................. 447 521,019
Codere New Holdco SA
(d)(e)
7.50%, 11/30/27
(c)
................. 214 2,144
7.50%, 11/30/27
(b)
................. 156 1,258
CPUK Finance Ltd.
(c)
3.59%, 08/28/25 .................. GBP 1,585 2,086,641
4.50%, 08/28/27 .................. 534 671,095
7.88%, 08/28/29 .................. 272 372,424
Deuce Finco plc, 5.50%, 06/15/27
(c)
....... 1,000 1,312,049
Elior Group SA, 3.75%, 07/15/26
(c)
....... EUR 1,045 1,151,028
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 .................. USD 222 211,972
6.75%, 01/15/30 .................. 311 289,745
Flutter Treasury DAC, 6.38%, 04/29/29
(b)
... 200 207,085
Food Service Project SA, 5.50%, 01/21/27
(c)
. EUR 1,061 1,184,005
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29
(b)
................. USD 45 42,653
4.88%, 01/15/30 .................. 108 106,568
4.00%, 05/01/31
(b)
................. 144 134,648
3.63%, 02/15/32
(b)
................. 53 47,881
6.13%, 04/01/32
(b)
................. 331 340,821
5.88%, 03/15/33
(b)
................. 710 723,456
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... EUR 2,500 2,821,049
International Game Technology plc, 5.25%,
01/15/29
(b)
..................... USD 2,360 2,350,886
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 .................. 183 189,336
7.50%, 09/01/31 .................. 411 431,090
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 191 199,848
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 413 415,810
Lottomatica SpA
(c)
5.38%, 06/01/30 .................. EUR 1,500 1,728,979
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.50%, 12/15/30
(a)
............... 1,016 1,139,695
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.76%, 06/01/31
(a)
............... 626 702,094
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 337 327,793
Melco Resorts Finance Ltd.
(b)
4.88%, 06/06/25 .................. 339 335,504
5.75%, 07/21/28 .................. 200 193,250
5.38%, 12/04/29 .................. 343 321,991
7.63%, 04/17/32 .................. 643 662,049
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 466 467,815
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 197,587
MGM China Holdings Ltd.
(b)
5.25%, 06/18/25 .................. 200 198,875
4.75%, 02/01/27 .................. 200 194,625
MGM Resorts International, 6.13%, 09/15/29 . 496 502,173
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... USD 406 $ 389,424
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 2,628 2,960,024
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 .................. USD 54 54,003
8.38%, 02/01/28 .................. 215 225,782
8.13%, 01/15/29 .................. 88 94,089
7.75%, 02/15/29 .................. 132 141,452
6.25%, 03/01/30 .................. 327 326,637
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 419 427,380
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 .................. EUR 376 443,553
10.00%, 10/11/28 ................. GBP 1,379 1,965,796
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. USD 270 201,972
5.88%, 09/01/31 .................. 342 233,426
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 277 299,944
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 345 334,877
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 .................. 94 92,939
5.38%, 07/15/27 .................. 200 201,793
5.63%, 09/30/31 .................. 1,260 1,276,538
6.25%, 03/15/32 .................. 1,629 1,689,825
6.00%, 02/01/33 .................. 989 1,013,907
Sabre GLBL, Inc.
(b)
8.63%, 06/01/27 .................. 428 420,991
11.25%, 12/15/27 ................. 47 48,770
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 237 235,211
Six Flags Entertainment Corp.
(b)
7.25%, 05/15/31 .................. 457 473,324
6.63%, 05/01/32 .................. 105 108,738
Station Casinos LLC
(b)
4.50%, 02/15/28 .................. 360 347,627
4.63%, 12/01/31 .................. 148 137,242
6.63%, 03/15/32 .................. 242 247,383
Stonegate Pub Co. Financing 2019 plc
(c)
(3-mo. EURIBOR + 6.63%), 10.17%,
07/31/29
(a)
.................... EUR 924 1,049,379
10.75%, 07/31/29 ................. GBP 1,502 2,075,872
TUI AG, 5.88%, 03/15/29
(c)
............ EUR 1,231 1,427,675
TUI Cruises GmbH
(c)
6.50%, 05/15/26 .................. 1,097 1,238,654
6.25%, 04/15/29 .................. 1,261 1,477,319
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 402 420,057
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 .................. 325 324,773
7.00%, 02/15/29 .................. 87 88,099
9.13%, 07/15/31 .................. 526 575,207
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 286 285,058
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 403 388,741
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 101 101,076
Wynn Macau Ltd.
(b)
5.50%, 01/15/26 .................. 245 243,239
5.63%, 08/26/28 .................. 934 907,194
5.13%, 12/15/29 .................. 414 388,643
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 .................. 578 571,060
7.13%, 02/15/31 .................. 699 754,150
6.25%, 03/15/33 .................. 199 201,596
70,025,047

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 .................. USD 294 $ 282,223
4.63%, 04/01/30 .................. 126 120,719
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 141 146,307
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 .................. 612 586,545
4.88%, 02/15/30 .................. 206 193,927
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
405 405,385
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
164 173,306
Empire Communities Corp., 9.75%, 05/01/29
(b)
86 91,822
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 358 398,193
LG Electronics, Inc., 5.63%, 04/24/27
(b)
..... 1,383 1,418,128
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 166 177,772
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 502 480,616
Meritage Homes Corp., 1.75%, 05/15/28
(b)(l)
.. 74 84,249
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
245 258,144
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 197 209,570
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 61 60,606
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 .................. 298 277,912
3.88%, 10/15/31 .................. 108 96,268
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 363 363,338
5.70%, 06/15/28 .................. 75 76,357
5,901,387
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 137 127,362
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 65 65,244
Spectrum Brands, Inc.
(b)
3.38%, 06/01/29
(l)
................. 207 214,295
3.88%, 03/15/31 .................. 75 65,662
472,563
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30%, 03/15/29 .................. 483 500,533
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(a)
.................... 860 888,758
AES Corp. (The)
1.38%, 01/15/26 .................. 1,663 1,595,868
3.95%, 07/15/30
(b)
................. 129 123,023
2.45%, 01/15/31 .................. 944 817,559
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60%,
01/15/55
(a)
.................... 308 324,029
Calpine Corp.
(b)
5.13%, 03/15/28 .................. 138 136,081
4.63%, 02/01/29 .................. 77 74,369
5.00%, 02/01/31 .................. 106 102,633
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 431 422,915
Colbun SA, 3.15%, 01/19/32
(b)
.......... 1,340 1,178,781
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
.... 1,565 1,625,644
Lightning Power LLC, 7.25%, 08/15/32
(b)
.... 95 99,896
NextEra Energy Partners LP
(b)(l)
0.00%, 11/15/25
(m)
................. 953 890,102
2.50%, 06/15/26 .................. 260 244,389
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 303 330,216
TransAlta Corp., 7.75%, 11/15/29 ........ 260 274,630
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(b)(k)
.................... USD 197 $ 206,365
9,835,791
Industrial Conglomerates — 0.0%
3M Co., 2.38%, 08/26/29 ............. 3,019 2,776,890
Honeywell International, Inc.
4.70%, 02/01/30 .................. 129 132,565
4.95%, 09/01/31 .................. 127 132,822
3,042,277
Industrial REITs — 0.0%
Prologis LP, 2.25%, 01/15/32 ........... 1,288 1,107,503
Insurance — 0.6%
Acrisure LLC, 7.50%, 11/06/30
(b)
......... 297 305,641
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
. 1,233 1,260,216
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. 1,078 1,031,984
6.75%, 10/15/27 .................. 2,054 2,046,298
6.75%, 04/15/28 .................. 337 342,457
5.88%, 11/01/29 .................. 1,156 1,110,063
7.00%, 01/15/31 .................. 903 927,916
7.38%, 10/01/32 .................. 980 993,576
AmWINS Group, Inc.
(b)
6.38%, 02/15/29 .................. 230 235,611
4.88%, 06/30/29 .................. 394 377,804
Aon Corp.
4.50%, 12/15/28 .................. 867 872,746
2.80%, 05/15/30 .................. 475 437,277
2.60%, 12/02/31 .................. 207 182,915
5.00%, 09/12/32 .................. 525 538,447
Aon North America, Inc.
5.15%, 03/01/29 .................. 2,977 3,075,156
5.30%, 03/01/31 .................. 1,272 1,327,036
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
................. EUR 2,850 3,216,099
7.75%, 02/15/31
(b)
................. USD 691 714,303
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 800 826,807
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 382 392,602
Aviva plc, (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a)(c)(k)
... GBP 3,375 4,509,048
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a)(c)(k)
............... EUR 1,925 2,239,860
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... USD 86 90,490
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(k)
.................... GBP 1,100 1,114,131
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
...... 3,149 4,178,480
Howden UK Refinance plc
(b)
7.25%, 02/15/31 .................. USD 1,867 1,937,321
8.13%, 02/15/32 .................. 778 799,761
HUB International Ltd.
(b)
7.25%, 06/15/30 .................. 3,462 3,606,990
7.38%, 01/31/32 .................. 4,167 4,302,823
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 .................. 446 477,178
10.50%, 12/15/30 ................. 641 697,075
Just Group plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.27%), 5.00%
(a)(c)(k)
GBP 550 597,141

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(k)
............... GBP 2,175 $ 2,675,818
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 .................. USD 204 182,528
5.88%, 08/01/33 .................. 370 405,882
Met Tower Global Funding, 5.25%, 04/12/29
(b)
2,948 3,080,881
Metropolitan Life Global Funding I, 4.85%,
01/08/29
(b)
..................... 150 153,772
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
2,961 3,105,820
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a)(c)(k)
........ 5,810 6,076,185
Ryan Specialty LLC
(b)
4.38%, 02/01/30 .................. 392 377,770
5.88%, 08/01/32 .................. 212 215,532
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(c)
EUR 2,200 2,499,721
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 513 531,442
64,070,603
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
3.85%, 08/15/32 .................. 344 334,406
4.75%, 08/15/34 .................. 4,440 4,531,888
4,866,294
IT Services — 0.1%
Acuris Finance US, Inc.
(b)
5.00%, 05/01/28 .................. 563 515,639
9.00%, 08/01/29 .................. 200 201,000
Amentum Escrow Corp., 7.25%, 08/01/32
(b)
.. 294 306,828
Atos SE
(c)(d)(e)
0.00%, 11/06/24
(l)(m)
................ EUR 700 50,648
1.75%, 05/07/25 .................. 1,800 153,212
2.50%, 11/07/28 .................. 800 44,253
1.00%, 11/12/29 .................. 900 68,245
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... USD 946 932,652
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 .................. 493 469,273
5.63%, 09/15/28 .................. 311 292,084
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
............... EUR 1,027 1,160,353
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 642 677,327
Snowflake, Inc.
(b)(l)(m)
0.00%, 10/01/27 .................. 404 418,948
0.00%, 10/01/29 .................. 404 415,110
Twilio, Inc.
3.63%, 03/15/29 .................. 160 148,869
3.88%, 03/15/31 .................. 285 263,292
United Group BV
(c)
3.13%, 02/15/26 .................. EUR 929 1,020,161
4.00%, 11/15/27 .................. 1,658 1,801,862
4.63%, 08/15/28 .................. 142 155,696
6.75%, 02/15/31 .................. 372 429,620
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.79%, 02/15/31
(a)
............... 604 670,662
10,195,734
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
................ USD 201 185,293
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 310 312,035
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29 .................. 173 161,558
4.98%, 08/10/30 .................. 195 203,225
5.09%, 08/10/33 .................. 125 130,763
992,874
Security
Par (000)
Par (000) Value
Machinery — 0.2%
ATS Corp., 4.13%, 12/15/28
(b)
.......... USD 314 $ 295,645
Chart Industries, Inc.
(b)
7.50%, 01/01/30 .................. 351 369,928
9.50%, 01/01/31 .................. 232 252,862
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
................ 336 330,982
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
. EUR 989 1,107,786
Esab Corp., 6.25%, 04/15/29
(b)
.......... USD 292 299,901
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 272 217,869
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 1,035 1,080,034
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 .................. EUR 118 127,712
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.44%, 04/15/29
(a)
............... 3,178 3,577,742
Ingersoll Rand, Inc.
5.70%, 08/14/33 .................. USD 364 389,995
5.45%, 06/15/34 .................. 1,729 1,819,395
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 143 146,575
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
205 195,542
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
8.91%, 07/15/29
(a)(c)
.............. EUR 1,871 2,041,050
Otis Worldwide Corp., 2.57%, 02/15/30 .... USD 337 308,775
Terex Corp.
(b)
5.00%, 05/15/29 .................. 241 235,229
6.25%, 10/15/32 .................. 242 242,000
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................. EUR 1,820 2,020,646
7.63%, 07/15/28
(b)
................. USD 977 983,233
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
................. EUR 1,341 1,480,285
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 1,544 1,527,335
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 513 469,967
19,520,488
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 1,991 2,049,402
Media — 0.4%
Cable One, Inc.
0.00%, 03/15/26
(l)(m)
................ 219 200,385
4.00%, 11/15/30
(b)
................. 553 440,810
Charter Communications Operating LLC
6.10%, 06/01/29 .................. 289 299,132
2.80%, 04/01/31 .................. 154 131,786
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 .................. 439 431,584
7.75%, 04/15/28 .................. 208 186,120
9.00%, 09/15/28 .................. 652 693,153
7.50%, 06/01/29 .................. 1,007 867,288
7.88%, 04/01/30 .................. 1,099 1,149,220
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 404 236,340
Comcast Corp.
4.15%, 10/15/28 .................. 426 426,664
2.65%, 02/01/30 .................. 562 520,071
3.40%, 04/01/30 .................. 302 289,728
4.25%, 10/15/30 .................. 132 131,775
1.95%, 01/15/31 .................. 685 594,741
1.50%, 02/15/31 .................. 223 188,155
Cox Communications, Inc., 5.45%, 09/01/34
(b)
2,568 2,600,473
CSC Holdings LLC
(b)
5.50%, 04/15/27 .................. 415 364,973
5.38%, 02/01/28 .................. 600 505,420
11.25%, 05/15/28 ................. 1,002 967,248

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
11.75%, 01/31/29 ................. USD 694 $ 670,814
3.38%, 02/15/31 .................. 200 141,810
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 722 708,883
DISH DBS Corp.
(b)
5.25%, 12/01/26 .................. 760 702,334
5.75%, 12/01/28 .................. 513 448,219
DISH Network Corp., 11.75%, 11/15/27
(b)
... 1,343 1,409,519
GCI LLC, 4.75%, 10/15/28
(b)
........... 320 307,295
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 624 651,745
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 30 34,725
Interpublic Group of Cos., Inc. (The)
4.75%, 03/30/30 .................. 367 372,748
2.40%, 03/01/31 .................. 543 475,079
Lamar Media Corp., 4.00%, 02/15/30 ...... 118 111,160
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 670 613,069
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 390 396,949
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 890 871,799
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 321 319,169
4.25%, 01/15/29 .................. 241 229,468
4.63%, 03/15/30 .................. 163 154,881
7.38%, 02/15/31 .................. 353 376,824
Paramount Global
4.95%, 01/15/31 .................. 244 230,150
4.20%, 05/19/32 .................. 447 396,384
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 371 316,510
SES SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.19%),
2.88%
(k)
...................... EUR 2,315 2,444,995
(5-Year EURIBOR ICE Swap Rate + 3.59%),
6.00%, 09/12/54 ................ 2,100 2,198,721
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 .................. USD 740 714,958
5.00%, 08/01/27 .................. 26 25,578
4.00%, 07/15/28 .................. 191 180,198
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 608 587,826
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
EUR 1,519 1,690,875
Summer BidCo BV
10.00%, 02/15/29
(c)
................ 933 1,028,406
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 370 350,086
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a)(c)(j)
.......... EUR 4,460 3,892,773
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 2,600 2,542,113
Univision Communications, Inc.
(b)
6.63%, 06/01/27 .................. 612 612,749
8.00%, 08/15/28 .................. 510 521,457
8.50%, 07/31/31 .................. 431 431,963
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................ GBP 2,142 2,645,672
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
. EUR 1,508 1,547,244
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... USD 200 184,358
Ziggo BV
2.88%, 01/15/30
(c)
................. EUR 1,933 1,988,210
4.88%, 01/15/30
(b)
................. USD 200 190,043
44,942,825
Metals & Mining — 0.3%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 840 779,629
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 674 583,644
Arsenal AIC Parent LLC
(b)
8.00%, 10/01/30 .................. 240 257,540
11.50%, 10/01/31 ................. 1,080 1,220,636
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
ATI, Inc.
4.88%, 10/01/29 .................. USD 296 $ 286,091
7.25%, 08/15/30 .................. 188 200,189
5.13%, 10/01/31 .................. 360 349,710
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,156 1,171,153
Carpenter Technology Corp., 7.63%, 03/15/30 459 480,606
Constellium SE
5.63%, 06/15/28
(b)
................. 250 249,463
3.75%, 04/15/29
(b)
................. 793 740,551
5.38%, 08/15/32
(c)
................. EUR 1,779 2,037,722
6.38%, 08/15/32
(b)
................. USD 338 346,898
CSN Resources SA, 8.88%, 12/05/30
(b)
.... 1,069 1,080,011
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 341 339,060
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
653 692,180
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
... 642 645,210
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 191 198,088
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 616 470,932
Glencore Funding LLC
(b)
5.70%, 05/08/33 .................. 86 90,390
6.50%, 10/06/33 .................. 2,452 2,705,009
5.63%, 04/04/34 .................. 1,376 1,436,017
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 .................. 76 73,503
4.50%, 06/01/31 .................. 1,060 969,806
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 62 66,017
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 591 602,678
Newmont Corp., 2.25%, 10/01/30 ........ 288 258,004
Novelis Corp.
(b)
3.25%, 11/15/26 .................. 687 662,937
4.75%, 01/30/30 .................. 712 690,288
3.88%, 08/15/31 .................. 728 665,510
POSCO, 5.75%, 01/17/28
(b)
............ 309 319,929
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c)(j)
.......... 767 714,400
Steel Dynamics, Inc., 5.38%, 08/15/34 ..... 1,870 1,929,974
Stillwater Mining Co., 4.00%, 11/16/26
(c)
.... 621 593,055
Vale Overseas Ltd.
3.75%, 07/08/30 .................. 1,663 1,581,513
6.13%, 06/12/33 .................. 876 924,180
6.40%, 06/28/54 .................. 575 603,865
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
.. 321 276,818
27,293,206
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 .................. 140 136,559
4.75%, 06/15/29 .................. 252 246,122
7.00%, 07/15/31 .................. 248 262,937
Starwood Property Trust, Inc.
4.38%, 01/15/27 .................. 155 151,045
7.25%, 04/01/29 .................. 368 385,871
6.00%, 04/15/30 .................. 94 94,038
1,276,572
Multi-Utilities — 0.2%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a)(c)(k)
............... EUR 1,975 2,242,331
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(f)
..................... USD 1,857 1,879,443
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 .................. 237 231,814
1.65%, 05/15/31 .................. 668 564,945
CenterPoint Energy, Inc.
(a)
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85%, 02/15/55 ................ 266 274,289

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00%, 02/15/55 ................ USD 134 $ 139,191
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(a)(c)
.................... GBP 1,377 1,887,465
Consumers Energy Co.
3.80%, 11/15/28 .................. USD 854 842,949
4.90%, 02/15/29 .................. 791 815,921
4.60%, 05/30/29 .................. 1,175 1,198,762
Dominion Energy, Inc.
Series C, 2.25%, 08/15/31 ........... 71 61,419
5.38%, 11/15/32 .................. 128 133,950
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%, 06/01/54
(a)
............... 515 562,291
NiSource, Inc.
5.25%, 03/30/28 .................. 444 457,356
5.40%, 06/30/33 .................. 487 506,753
5.35%, 04/01/34 .................. 284 294,851
San Diego Gas & Electric Co., 4.95%, 08/15/28 2,267 2,329,432
Sempra
5.40%, 08/01/26 .................. 1,818 1,851,875
3.25%, 06/15/27 .................. 121 117,954
3.40%, 02/01/28 .................. 316 306,423
3.70%, 04/01/29 .................. 1,237 1,199,570
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88%,
10/01/54
(a)
.................... 914 947,406
WEC Energy Group, Inc., 5.60%, 09/12/26 .. 272 278,878
19,125,268
Oil, Gas & Consumable Fuels — 0.9%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54
(b)
.. 831 816,873
Aethon United BR LP
(b)
8.25%, 02/15/26 .................. 528 534,239
7.50%, 10/01/29 .................. 411 416,445
Antero Midstream Partners LP, 6.63%,
02/01/32
(b)
..................... 297 307,391
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 227 271,367
8.25%, 12/31/28 .................. 260 266,363
5.88%, 06/30/29 .................. 435 429,736
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 192 198,992
Blue Racer Midstream LLC
(b)
7.00%, 07/15/29 .................. 246 255,738
7.25%, 07/15/32 .................. 198 207,781
BP Capital Markets America, Inc., 3.59%,
04/14/27 ...................... 417 412,301
Buckeye Partners LP
6.88%, 07/01/29
(b)
................. 107 109,629
5.85%, 11/15/43 .................. 249 222,625
5.60%, 10/15/44 .................. 194 166,031
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 .................. 992 1,008,440
3.70%, 11/15/29 .................. 547 525,890
Cheniere Energy Partners LP
4.00%, 03/01/31 .................. 1,712 1,620,217
5.95%, 06/30/33 .................. 938 992,541
5.75%, 08/15/34
(b)
................. 561 584,422
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 1,488 1,539,500
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 663 662,580
8.38%, 01/15/29 .................. 472 491,140
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 .................. 471 489,590
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.63%, 11/01/30 .................. USD 578 $ 612,378
8.75%, 07/01/31 .................. 525 555,732
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 397,401
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 .................. 818 798,151
5.88%, 01/15/30 .................. 259 242,188
ConocoPhillips Co., 6.95%, 04/15/29 ...... 838 931,900
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 794 830,107
Coterra Energy, Inc.
3.90%, 05/15/27 .................. 45 44,332
4.38%, 03/15/29 .................. 227 224,130
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 923 905,302
Crescent Energy Finance LLC
(b)
7.63%, 04/01/32 .................. 365 365,115
7.38%, 01/15/33 .................. 670 659,430
DCP Midstream Operating LP
8.13%, 08/16/30 .................. 635 746,447
3.25%, 02/15/32 .................. 3,474 3,078,726
Devon Energy Corp.
5.25%, 10/15/27 .................. 88 88,408
4.50%, 01/15/30 .................. 356 352,846
Diamondback Energy, Inc.
3.50%, 12/01/29 .................. 400 380,443
3.13%, 03/24/31 .................. 1,292 1,177,874
5.40%, 04/18/34 .................. 5,410 5,522,791
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 584 558,620
4.38%, 06/15/31 .................. 146 138,204
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 .................. 1,873 1,663,205
4.39%, 11/30/46 .................. 1,166 953,205
Enbridge, Inc.
5.90%, 11/15/26 .................. 748 772,435
5.70%, 03/08/33 .................. 998 1,051,841
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20%,
06/27/54
(a)
.................... 174 182,422
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38%,
03/15/55
(a)
.................... 273 283,141
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84
(a)
.................... 385 430,622
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 251 263,986
Energy Transfer LP
6.05%, 12/01/26 .................. 3,812 3,945,660
Series B, (3-mo. LIBOR USD + 4.16%),
6.63%
(a)(k)
..................... 179 176,434
6.10%, 12/01/28 .................. 1,998 2,125,001
3.75%, 05/15/30 .................. 335 320,017
6.40%, 12/01/30 .................. 1,053 1,147,134
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54
(a)
.................... 580 624,062
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13%,
10/01/54
(a)
.................... 332 339,524
Enterprise Products Operating LLC
3.13%, 07/31/29 .................. 199 190,019
4.95%, 02/15/35 .................. 1,189 1,207,458
EQM Midstream Partners LP
(b)
4.50%, 01/15/29 .................. 53 51,848
6.38%, 04/01/29 .................. 239 246,772
7.50%, 06/01/30 .................. 205 225,138

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
3.13%, 05/15/26
(b)
................. USD 37 $ 36,025
5.00%, 01/15/29 .................. 165 166,903
7.00%, 02/01/30
(f)
................. 117 127,742
5.75%, 02/01/34 .................. 610 626,835
Exxon Mobil Corp.
3.48%, 03/19/30 .................. 321 311,834
2.61%, 10/15/30 .................. 351 323,541
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
..................... 625 526,050
Genesis Energy LP
7.75%, 02/01/28 .................. 239 241,997
8.25%, 01/15/29 .................. 285 295,106
8.88%, 04/15/30 .................. 210 220,758
7.88%, 05/15/32 .................. 423 430,676
GNL Quintero SA, 4.63%, 07/31/29
(c)
...... 471 467,778
Gulfport Energy Corp., 6.75%, 09/01/29
(b)
... 197 199,304
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 202 201,127
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 241 253,494
Hess Corp., 4.30%, 04/01/27 ........... 4,620 4,618,900
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 282 291,883
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 .................. 143 142,714
5.75%, 02/01/29 .................. 384 373,572
8.38%, 11/01/33 .................. 418 450,645
6.88%, 05/15/34 .................. 372 370,618
Howard Midstream Energy Partners LLC
(b)
8.88%, 07/15/28 .................. 352 373,332
7.38%, 07/15/32 .................. 255 264,104
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 612 579,780
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 466 405,420
Kinder Morgan, Inc., 5.10%, 08/01/29 ..... 449 460,692
Kinetik Holdings LP
(b)
6.63%, 12/15/28 .................. 116 120,391
5.88%, 06/15/30 .................. 62 62,422
Marathon Oil Corp.
4.40%, 07/15/27 .................. 175 175,212
5.30%, 04/01/29 .................. 336 348,406
Matador Resources Co.
(b)
6.88%, 04/15/28 .................. 359 365,136
6.50%, 04/15/32 .................. 597 596,147
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 410,108
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 186 183,663
MPLX LP, 1.75%, 03/01/26 ............ 314 302,388
Murphy Oil Corp., 5.88%, 12/01/42
(f)
...... 58 52,760
NGL Energy Operating LLC
(b)
8.13%, 02/15/29 .................. 488 500,369
8.38%, 02/15/32 .................. 1,034 1,065,594
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 .................. 326 328,365
3.63%, 04/15/29
(l)
................. 251 286,517
8.75%, 06/15/31 .................. 525 547,057
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 190 196,102
Occidental Petroleum Corp., 6.63%, 09/01/30 558 601,999
Ovintiv, Inc.
5.38%, 01/01/26 .................. 2,231 2,245,889
5.65%, 05/15/28 .................. 1,114 1,149,181
Parkland Corp., 6.63%, 08/15/32
(b)
....... 261 264,962
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 367 378,050
Permian Resources Operating LLC
(b)
8.00%, 04/15/27 .................. 581 598,203
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.88%, 07/15/31 .................. USD 275 $ 306,897
7.00%, 01/15/32 .................. 293 304,817
6.25%, 02/01/33 .................. 517 525,342
Pioneer Natural Resources Co., 1.90%,
08/15/30 ...................... 1,755 1,538,658
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 605 646,025
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 300 309,745
Raizen Fuels Finance SA
(b)
6.45%, 03/05/34 .................. 839 882,124
6.95%, 03/05/54 .................. 341 364,086
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 162 154,934
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 .................. 150 152,450
4.50%, 05/15/30 .................. 462 460,775
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 441 461,332
SM Energy Co.
6.50%, 07/15/28 .................. 298 297,673
7.00%, 08/01/32
(b)
................. 138 138,533
South Bow Canadian Infrastructure Holdings
Ltd.
(a)(b)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50%,
03/01/55 ..................... 320 336,197
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63%,
03/01/55 ..................... 129 133,689
South Bow USA Infrastructure Holdings LLC,
5.03%, 10/01/29
(b)
................ 430 431,123
Southwestern Energy Co., 5.38%, 02/01/29 .. 421 419,581
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 148 154,804
Tallgrass Energy Partners LP
(b)
5.50%, 01/15/28 .................. 283 273,994
7.38%, 02/15/29 .................. 195 197,199
6.00%, 12/31/30 .................. 195 185,251
6.00%, 09/01/31 .................. 136 128,802
Talos Production, Inc.
(b)
9.00%, 02/01/29 .................. 116 119,441
9.38%, 02/01/31 .................. 281 288,899
Targa Resources Corp., 6.13%, 03/15/33 ... 753 808,075
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 631 599,525
Tosco Corp., 8.13%, 02/15/30 .......... 219 260,024
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a)(c)
..... EUR 2,910 3,555,095
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. USD 350 330,761
3.88%, 11/01/33 .................. 178 159,642
Venture Global LNG, Inc.
(b)
9.50%, 02/01/29 .................. 2,485 2,799,364
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.44%), 9.00%
(a)
(k)
.......................... 4,052 4,107,224
8.38%, 06/01/31 .................. 1,264 1,334,691
9.88%, 02/01/32 .................. 1,607 1,785,685
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 212 211,912
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 2,281 2,405,711
Vital Energy, Inc.
9.75%, 10/15/30 .................. 334 356,889
7.88%, 04/15/32
(b)
................. 750 726,533
Western Midstream Operating LP
3.95%, 06/01/25 .................. 1,264 1,253,956
6.35%, 01/15/29 .................. 279 296,626

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... USD 210 $ 206,651
Williams Cos., Inc. (The)
3.75%, 06/15/27 .................. 266 262,081
5.30%, 08/15/28 .................. 1,440 1,486,622
103,039,469
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(c)
................. EUR 1,100 1,172,205
4.88%, 02/04/28
(b)
................. USD 2,673 2,516,255
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... 1,205 1,233,920
Suzano Austria GmbH
2.50%, 09/15/28 .................. 103 93,896
Series DM3N, 3.13%, 01/15/32 ........ 879 763,851
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
..................... EUR 742 846,916
6,627,043
Passenger Airlines — 0.0%
Air Canada, 3.88%, 08/15/26
(b)
.......... USD 396 385,619
American Airlines, Inc., 8.50%, 05/15/29
(b)
... 478 507,165
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
571 552,442
United Airlines Pass-Through Trust
Series 2020-1,Class A, 5.88%, 10/15/27 .. —
(n)
1
Series 2024-1,Class A, 5.88%, 02/15/37 .. 1,916 1,973,900
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 654 631,803
4,050,930
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 247 256,642
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 340 342,625
599,267
Pharmaceuticals — 0.6%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 448 444,019
Astrazeneca Finance LLC
4.90%, 02/26/31 .................. 37 38,498
4.88%, 03/03/33 .................. 152 157,992
Bausch Health Cos., Inc.
(b)
6.13%, 02/01/27 .................. 350 316,109
5.75%, 08/15/27 .................. 47 39,933
11.00%, 09/30/28 ................. 948 884,010
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50%,
03/25/82 ..................... EUR 2,200 2,420,082
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 .......... 3,100 3,594,869
(5-Year EUR Swap Annual + 3.90%), 7.00%,
09/25/83 ..................... 2,000 2,376,701
Bayer Corp., 6.65%, 02/15/28
(b)
......... USD 826 869,814
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 .................. 3,806 3,778,478
4.38%, 12/15/28 .................. 1,522 1,502,092
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.. 6,478 6,680,964
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 .................. 320 318,416
3.13%, 02/15/29 .................. 395 388,009
3.50%, 04/01/30 .................. 211 207,551
Cheplapharm Arzneimittel GmbH
(c)
4.38%, 01/15/28 .................. EUR 1,630 1,776,041
7.50%, 05/15/30 .................. 1,751 2,052,069
Eli Lilly & Co., 4.60%, 08/14/34 ......... USD 2,466 2,504,683
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
435 466,117
Gruenenthal GmbH
(c)
4.13%, 05/15/28 .................. EUR 1,636 1,821,806
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
6.75%, 05/15/30 .................. EUR 1,612 $ 1,924,075
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 361 349,129
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(c)
..................... EUR 3,308 3,838,798
Organon & Co.
2.88%, 04/30/28
(c)
................. 2,362 2,522,512
4.13%, 04/30/28
(b)
................. USD 340 326,940
7.88%, 05/15/34
(b)
................. 231 244,733
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 .................. 2,260 2,315,836
4.75%, 05/19/33 .................. 2,533 2,581,882
Rossini SARL
(c)
6.75%, 12/31/29 .................. EUR 1,865 2,182,940
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
7.22%, 12/31/29
(a)
............... 2,711 3,043,476
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 .................. USD 919 942,204
5.30%, 07/05/34 .................. 2,578 2,690,466
Teva Pharmaceutical Finance Netherlands II BV
7.38%, 09/15/29 .................. EUR 1,101 1,375,711
4.38%, 05/09/30 .................. 2,085 2,307,549
7.88%, 09/15/31 .................. 1,452 1,913,288
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 .................. USD 564 540,910
4.75%, 05/09/27 .................. 284 279,562
7.88%, 09/15/29 .................. 293 323,399
8.13%, 09/15/31 .................. 314 360,217
62,701,880
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 1,051 991,931
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 687 684,087
Equifax, Inc., 4.80%, 09/15/29 .......... 2,990 3,023,844
KBR, Inc., 4.75%, 09/30/28
(b)
........... 49 46,850
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c)(j)
............ EUR 1,334 715,508
Science Applications International Corp., 4.88%,
04/01/28
(b)
..................... USD 474 464,155
Verisk Analytics, Inc., 5.25%, 06/05/34 ..... 834 861,430
6,787,805
Real Estate Management & Development — 0.2%
Adler Financing SARL
(j)
Series 1L, 12.50%, (12.50% Cash or 12.50%
PIK), 12/31/28 ................. EUR 2,265 2,613,277
Series 1.5L, 14.00%, (14.00% Cash or
14.00% PIK), 12/31/29
(c)
........... 1,423 1,644,085
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
1,100 1,166,009
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 ........... USD 423 392,947
7.00%, 04/15/30
(b)
................. 187 173,731
Aroundtown Finance SARL
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% .... GBP 329 413,456
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ....................... EUR 4,056 4,198,891
Aroundtown SA
(c)
0.00%, 07/16/26 .................. 400 416,640
0.38%, 04/15/27 .................. 700 712,616
Balder Finland OYJ, 1.00%, 01/20/29
(c)
..... 1,660 1,639,355
BRANICKS Group AG, 2.25%, 09/22/26
(c)
... 900 554,427
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a)(c)(k)
.............. 1,597 1,463,172
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... 483 518,683

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 .................. USD 314 $ 316,848
8.88%, 09/01/31 .................. 296 323,168
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
................ EUR 1,600 1,505,139
Fantasia Holdings Group Co. Ltd.
(c)(d)(e)
15.00%, 12/18/21 ................. USD 1,735 26,025
12.25%, 10/18/22 ................. 3,269 49,035
11.88%, 06/01/24 ................. 1,500 20,625
7.95%, 07/05/24 .................. 1,650 24,750
9.25%, 07/28/24 .................. 3,540 53,100
9.88%, 10/19/24 .................. 2,640 36,300
10.88%, 01/09/25 ................. 1,345 20,175
11.75%, 04/17/25 ................. 2,039 30,585
Fastighets AB Balder, 1.13%, 01/29/27
(c)
.... EUR 444 467,841
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a)(k)
..................... 1,124 1,119,807
1.13%, 01/21/26 .................. 220 234,093
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a)(k)
..................... 1,725 1,644,803
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 .................. 216 233,326
1.38%, 03/03/27 .................. 203 209,069
1.00%, 04/13/28 .................. 422 413,990
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 .................. USD 149 138,966
4.38%, 02/01/31 .................. 104 95,331
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(k)
........ 544 546,296
Modernland Overseas Pte. Ltd.
(c)
5.00%, (5.00% Cash or 3.00% PIK),
04/30/27
(d)(e)(j)
.................. 1,250 393,444
Series 2, 5.00%, 04/30/27 ............ 106 9,241
Sunac China Holdings Ltd.
(c)(j)
5.00%, (5.00% Cash or 6.00% PIK),
09/30/25 ..................... 135 16,564
6.25%, (6.25% Cash or 6.25% PIK),
09/30/26
(d)(e)
................... 136 14,738
5.50%, (5.50% Cash or 6.50% PIK),
09/30/27 ..................... 272 25,803
5.75%, (5.75% Cash or 6.75% PIK),
09/30/28 ..................... 409 35,727
6.00%, (6.00% Cash or 7.00% PIK),
09/30/29 ..................... 410 31,707
6.25%, (6.25% Cash or 7.25% PIK),
09/30/30 ..................... 193 13,480
1.00%, (1.00% Cash or 2.00% PIK),
09/30/32
(l)
..................... 159 15,399
23,972,664
Residential REITs — 0.0%
American Homes 4 Rent LP
5.50%, 02/01/34 .................. 320 330,429
5.50%, 07/15/34 .................. 775 801,474
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 504,124
Camden Property Trust, 2.80%, 05/15/30 ... 1,015 939,117
Invitation Homes Operating Partnership LP
5.50%, 08/15/33 .................. 204 210,030
2.70%, 01/15/34 .................. 156 130,496
4.88%, 02/01/35 .................. 705 695,942
UDR, Inc., 4.40%, 01/26/29 ............ 190 189,258
3,800,870
Security
Par (000)
Par (000) Value
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 355 $ 345,489
Realty Income Corp.
4.70%, 12/15/28 .................. 1,463 1,484,469
5.13%, 02/15/34 .................. 364 372,156
Regency Centers LP
5.25%, 01/15/34 .................. 494 509,932
5.10%, 01/15/35 .................. 1,330 1,353,567
4,065,613
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
(c)
2.13%, 11/03/27
(l)
................. EUR 400 355,095
10.50%, 03/30/29 ................. 1,532 1,764,623
Analog Devices, Inc., 2.10%, 10/01/31 ..... USD 117 101,884
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(g)(h)
..... 727 732,453
Broadcom Corp., 3.50%, 01/15/28 ....... 576 562,814
Broadcom, Inc.
5.05%, 07/12/27 .................. 315 321,944
4.15%, 02/15/28 .................. 1,185 1,183,753
4.75%, 04/15/29 .................. 1,044 1,060,515
4.15%, 11/15/30 .................. 1,150 1,135,640
2.45%, 02/15/31
(b)
................. 1,950 1,728,043
4.30%, 11/15/32 .................. 1,530 1,502,826
3.42%, 04/15/33
(b)
................. 2,642 2,400,527
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 764 752,884
Foundry JV Holdco LLC, 6.25%, 01/25/35
(b)
.. 202 211,391
KLA Corp., 4.10%, 03/15/29 ........... 3,578 3,595,072
Lam Research Corp.
4.00%, 03/15/29 .................. 200 199,836
1.90%, 06/15/30 .................. 122 107,870
Micron Technology, Inc.
5.88%, 02/09/33 .................. 1,438 1,535,583
5.88%, 09/15/33 .................. 309 330,485
MKS Instruments, Inc., 1.25%, 06/01/30
(b)(l)
.. 434 432,481
NVIDIA Corp., 2.00%, 06/15/31 ......... 175 154,691
NXP BV
3.40%, 05/01/30 .................. 147 138,753
2.50%, 05/11/31 .................. 654 570,654
2.65%, 02/15/32 .................. 1,254 1,088,071
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
. 176 177,936
SK Hynix, Inc., 6.50%, 01/17/33
(b)
........ 576 634,680
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 303 287,020
23,067,524
Software — 0.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 2,860 2,747,275
Autodesk, Inc., 3.50%, 06/15/27 ......... 400 393,218
Cadence Design Systems, Inc., 4.20%,
09/10/27 ...................... 1,290 1,296,337
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 326 321,257
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 555 588,055
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.17%, 05/15/28 ................ EUR 865 960,708
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
9.04%, 05/15/28 ................ 1,876 2,092,968
Central Parent LLC, 8.00%, 06/15/29
(b)
..... USD 610 634,452
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 488 499,033
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 .................. 1,213 1,164,084
4.88%, 07/01/29 .................. 910 875,274
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 .................. 3,594 3,575,909
9.00%, 09/30/29 .................. 3,556 3,618,622

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
8.25%, 06/30/32 .................. USD 2,243 $ 2,344,606
Elastic NV, 4.13%, 07/15/29
(b)
.......... 613 572,703
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 469 453,797
Helios Software Holdings, Inc.
4.63%, 05/01/28
(b)
................. 250 230,383
7.88%, 05/01/29
(c)
................. EUR 2,369 2,682,740
Series SEPT, 7.88%, 05/01/29
(c)
........ 977 1,106,389
8.75%, 05/01/29
(b)
................. USD 200 204,435
McAfee Corp., 7.38%, 02/15/30
(b)
........ 629 613,500
Oracle Corp.
4.20%, 09/27/29 .................. 2,975 2,968,983
6.15%, 11/09/29 .................. 423 457,600
2.95%, 04/01/30 .................. 5,702 5,302,144
4.90%, 02/06/33 .................. 1,228 1,250,734
4.30%, 07/08/34 .................. 1,227 1,187,520
4.70%, 09/27/34 .................. 1,691 1,686,544
Roper Technologies, Inc., 4.20%, 09/15/28 .. 76 75,953
SS&C Technologies, Inc.
(b)
5.50%, 09/30/27 .................. 665 664,712
6.50%, 06/01/32 .................. 778 804,300
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.13%, 07/31/31
(a)(c)
..... EUR 1,712 1,913,980
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 3,173 3,278,664
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 308 288,947
VMware LLC, 2.20%, 08/15/31 .......... 2,188 1,879,370
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
489 452,019
49,187,215
Specialized REITs — 0.1%
American Tower Corp.
1.30%, 09/15/25 .................. 212 205,345
4.40%, 02/15/26 .................. 2,150 2,147,839
3.13%, 01/15/27 .................. 1,000 973,395
3.60%, 01/15/28 .................. 149 145,410
1.50%, 01/31/28 .................. 101 92,049
5.50%, 03/15/28 .................. 1,240 1,284,181
5.80%, 11/15/28 .................. 163 171,236
2.30%, 09/15/31 .................. 83 71,418
Crown Castle, Inc.
4.00%, 03/01/27 .................. 21 20,853
5.00%, 01/11/28 .................. 97 98,700
3.80%, 02/15/28 .................. 622 610,568
4.80%, 09/01/28 .................. 41 41,467
5.60%, 06/01/29 .................. 201 210,097
3.10%, 11/15/29 .................. 404 378,057
2.25%, 01/15/31 .................. 43 37,286
5.10%, 05/01/33 .................. 261 264,275
5.80%, 03/01/34 .................. 124 131,511
Equinix, Inc.
1.25%, 07/15/25 .................. 1,005 976,998
1.00%, 09/15/25 .................. 960 926,795
3.20%, 11/18/29 .................. 296 279,394
2.15%, 07/15/30 .................. 60 53,030
2.50%, 05/15/31 .................. 370 326,896
Extra Space Storage LP, 5.40%, 02/01/34 ... 2,705 2,793,668
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 .................. 235 244,943
5.25%, 07/15/30 .................. 26 25,672
5.63%, 07/15/32 .................. 245 244,371
SBA Communications Corp.
3.88%, 02/15/27 .................. 229 223,176
3.13%, 02/01/29 .................. 347 320,730
13,299,360
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
Afflelou SAS, 6.00%, 07/25/29
(c)
......... EUR 2,302 $ 2,633,836
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. USD 123 119,735
4.75%, 03/01/30 .................. 89 85,187
5.00%, 02/15/32
(b)
................. 68 64,483
Carvana Co.
(b)(j)
11.00%, (11.00% Cash or 13.00 % PIK),
06/01/30 ..................... 520 557,108
14.00%, (14.00% Cash or 14.00% PIK),
06/01/31 ..................... 926 1,073,366
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.. GBP 1,799 2,486,949
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 221 233,655
Dufry One BV, 4.75%, 04/18/31
(c)
........ EUR 857 983,924
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.80%, 07/15/31
(a)(c)
..... 2,392 2,687,950
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 394 439,728
Goldstory SAS
(c)
6.75%, 02/01/30 .................. EUR 1,798 2,047,317
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.63%, 02/01/30
(a)
............... 496 552,771
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. USD 144 146,288
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 474 451,859
Home Depot, Inc. (The)
4.85%, 06/25/31 .................. 2,213 2,293,969
4.95%, 06/25/34 .................. 2,215 2,302,774
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
274 265,005
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 .................. 155 148,934
8.25%, 08/01/31 .................. 580 615,856
Lowe's Cos., Inc., 3.65%, 04/05/29 ....... 2,523 2,462,125
PetSmart, Inc., 7.75%, 02/15/29
(b)
........ 833 822,309
Staples, Inc., 10.75%, 09/01/29
(b)
........ 240 232,872
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 2,283 2,304,293
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 319 319,203
26,331,496
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
4.90%, 10/01/26 .................. 1,576 1,592,336
5.40%, 04/15/34 .................. 180 187,831
3.45%, 12/15/51 .................. 69 50,555
Seagate HDD Cayman
(b)
8.25%, 12/15/29 .................. 920 998,712
8.50%, 07/15/31 .................. 85 92,760
2,922,194
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. 415 392,339
4.13%, 08/15/31 .................. 40 36,331
European TopSoho SARL, Series SMCP,
4.00%, 10/14/24
(c)(d)(e)(l)
............. EUR 1,300 464,673
Hanesbrands, Inc.
(b)
4.88%, 05/15/26 .................. USD 355 351,888
9.00%, 02/15/31 .................. 43 46,414
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 221 208,612
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 7.46%, 07/01/29
(a)(c)
. EUR 1,061 1,195,816
S&S Holdings LLC, 8.38%, 10/01/31
(b)
..... USD 86 86,590
2,782,663
Tobacco — 0.1%
Altria Group, Inc., 4.80%, 02/14/29 ....... 1,066 1,079,236
BAT Capital Corp.
4.70%, 04/02/27 .................. 2,045 2,063,224
5.83%, 02/20/31 .................. 605 641,740

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
6.42%, 08/02/33 .................. USD 634 $ 696,387
6.00%, 02/20/34 .................. 808 863,586
BAT International Finance plc
1.67%, 03/25/26 .................. 1,908 1,833,187
5.93%, 02/02/29 .................. 1,212 1,280,167
8,457,527
Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.88%, 01/15/26 .................. 1,449 1,419,247
1.88%, 08/15/26 .................. 98 93,573
3.63%, 04/01/27 .................. 441 432,154
Series D, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.00%
(a)(k)
..................... 935 925,349
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
2,735 2,590,405
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 .................. 273 257,203
6.50%, 08/01/30 .................. 286 296,007
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
145 148,434
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50%, 05/01/28 .................. 888 884,289
7.88%, 12/01/30 .................. 288 310,268
7.00%, 05/01/31 .................. 1,341 1,413,423
7.00%, 06/15/32 .................. 632 663,411
5.88%, 04/15/33 .................. 434 431,830
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 159 140,016
GATX Corp., 5.40%, 03/15/27 .......... 1,517 1,557,203
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 126 118,294
Herc Holdings, Inc.
(b)
5.50%, 07/15/27 .................. 423 422,480
6.63%, 06/15/29 .................. 263 272,409
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 333 324,934
United Rentals North America, Inc.
(b)
6.00%, 12/15/29 .................. 1,242 1,282,063
6.13%, 03/15/34 .................. 282 291,432
WESCO Distribution, Inc.
(b)
6.38%, 03/15/29 .................. 400 413,244
6.63%, 03/15/32 .................. 107 111,451
14,799,119
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 600 659,541
(5-Year EUR Swap Annual + 3.69%), 3.25% 900 989,312
1,648,853
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 3.63%, 04/22/29 .. USD 1,257 1,217,027
Connect Finco SARL
(b)
6.75%, 10/01/26 .................. 400 400,000
9.00%, 09/15/29 .................. 888 859,349
Kenbourne Invest SA, 4.70%, 01/22/28
(c)(d)(e)
. 787 472,200
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 1,685 1,727,125
Odido Group Holding BV, 5.50%, 01/15/30
(c)
. EUR 1,239 1,345,610
Rogers Communications, Inc., 3.80%, 03/15/32 USD 5,184 4,809,841
SoftBank Group Corp.
(c)
3.13%, 09/19/25 .................. EUR 1,611 1,768,627
5.00%, 04/15/28 .................. 247 277,979
5.38%, 01/08/29 .................. 1,714 1,941,328
3.38%, 07/06/29 .................. 100 104,347
4.00%, 09/19/29 .................. 2,688 2,884,729
3.88%, 07/06/32 .................. 1,645 1,682,015
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.75%, 07/08/32 .................. EUR 2,136 $ 2,413,568
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,400 1,551,485
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,099,659
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,100 4,874,375
(EUAMDB08 + 3.62%), 6.75% ........ 1,200 1,472,698
(EUAMDB08 + 3.12%), 5.75% ........ 2,300 2,680,858
T-Mobile USA, Inc.
2.63%, 04/15/26 .................. USD 2,346 2,286,236
3.75%, 04/15/27 .................. 2,271 2,243,709
4.75%, 02/01/28 .................. 5,648 5,653,627
4.95%, 03/15/28 .................. 3,383 3,460,446
3.88%, 04/15/30 .................. 2,687 2,613,029
2.55%, 02/15/31 .................. 502 447,435
2.88%, 02/15/31 .................. 26 23,633
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................. GBP 1,259 1,506,482
4.50%, 07/15/31
(c)
................. 2,770 3,194,140
5.63%, 04/15/32
(c)
................. EUR 1,396 1,570,209
7.75%, 04/15/32
(b)
................. USD 200 205,296
Vodafone Group plc
7.88%, 02/15/30 .................. 10 11,696
6.25%, 11/30/32 .................. 67 74,423
(5-Year EUR Swap Annual + 3.43%), 4.20%,
10/03/78
(a)(c)
................... EUR 439 492,338
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(a)(c)
................... GBP 2,384 3,156,818
(5-Year EUR Swap Annual + 3.00%), 2.63%,
08/27/80
(a)(c)
................... EUR 785 853,550
(5-Year EUR Swap Annual + 3.49%), 6.50%,
08/30/84
(a)(c)
................... 1,614 1,976,286
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00%,
08/30/86
(a)(c)
................... GBP 845 1,239,905
Zegona Finance plc, 6.75%, 07/15/29
(c)
.... EUR 2,320 2,695,493
67,287,571
Total Corporate Bonds — 17.6%
(Cost: $1,907,223,399) ............................ 1,947,383,139
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
BMO Capital Markets Corp. (General Electric
Co.), 16.20%, 10/23/24 .............. USD 38 6,733,480
Mizuho Markets Cayman LP (L3Harris
Technologies, Inc.), 17.87%, 10/24/24 .... 42 9,728,735
Royal Bank of Canada (RTX Corp.),
22.65%, 11/15/24 ................. 47 5,680,3 81
22,142,596
Automobile Components — 0.0%
(b)(c)
Barclays Bank plc (BorgWarner, Inc.),
17.98%, 11/01/24 ................. 61 2,020,146
Royal Bank of Canada (Lear Corp.),
25.98%, 11/12/24 ................. 9 996,342
3,016,488
Automobiles — 0.1%
BNP Paribas SA ( Harley-Davidson, Inc.),
21.93%, 10/25/24
(b)(c)
............... 50 1,906,364
HSBC Bank plc (General Motors Co.),
20.84%, 10/21/24 ................. 95 4,328,832
JPMorgan Structured Products BV (General
Motors Co.), 15.08%, 10/22/24
(b)(c)
...... 87 3,853,342
10,088,538

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks — 0.6%
(b)(c)
BMO Capital Markets Corp. (Citigroup, Inc.),
11.29%, 10/16/24 ................. USD 62 $ 3,878,641
BMO Capital Markets Corp. (Citizens Financial
Group, Inc.), 22.60%, 10/10/24 ........ 62 2,536,992
Goldman Sachs International (Citigroup, Inc.),
20.81%, 10/31/24 ................. 134 8,008,761
JPMorgan Structured Products BV (Wells Fargo
& Co.), 16.13%, 10/03/2 4 ............ 196 11,107,320
Mizuho Markets Cayman LP (DNB Bank ASA),
25.00%, 10/24/24 ................. 569 6,586,733
UBS AG (Bank of America Corp.),
15.50%, 10/15/24 ................. 192 7,638,748
UBS AG (First Citizens BancShares, Inc.),
28.50%, 10/31/24 ................. 6 11,373,946
UBS AG (First Horizon Corp.),
17.70%, 10/18/24 ................. 230 3,594,758
UBS AG (JPMorgan Chase & Co.),
12.30%, 10/11/24 ................. 72 15,189,804
69,915,703
Beverages — 0.1%
(b)(c)
Royal Bank of Canada (Diageo plc),
15.45%, 11/06/24 ................. GBP 63 2,146,652
UBS AG (Constellation Brands, Inc.),
15.90%, 10/31/24 ................. USD 15 3,737,028
5,883,680
Biotechnology — 0.1%
BNP Paribas SA (AbbVie, Inc.),
15.48%, 10/29/24
(b)(c)
............... 39 7,695,661
Broadline Retail — 0.6%
(b)(c)
BNP Paribas SA (MercadoLibre, Inc.),
19.39%, 11/01/24 ................. 2 3,127,125
JPMorgan Structured Products BV (Amazon.
com, Inc.), 11.13%, 10/28/24 .......... 139 25,350,218
Royal Bank of Canada (Amazon.com, Inc.),
15.27%, 10/25/24 ................. 101 18,916,046
Royal Bank of Canada (MercadoLibre, Inc.),
15.95%, 11/01/24 ................. 2 4,414,673
Societe Generale SA (Alibaba Group Holding
Ltd.), 26.69%, 10/24/24 ............. 41 3,534,334
Societe Generale SA (eBay, Inc.),
14.22%, 11/07/24 ................. 90 5,788,533
61,130,929
Building Products — 0.3%
Barclays Bank plc (Johnson Controls
International plc)
21.12%, 10/03/24
(b)(c)
............... 59 4,142,004
16.75%, 11/05/24
(b)(c)
............... 45 3,326,622
Barclays Bank plc (Masco Corp.),
15.22%, 10/25/24
(b)(c)
............... 24 1,975,973
BNP Paribas SA (Lennox International, Inc.),
19.60%, 10/25/24
(b)(c)
............... 11 6,620,380
BNP Paribas SA (Trane Technologies plc),
16.91%, 11/01/24
(b)(c)
............... 9 3,304,011
HSBC Bank plc (Allegion plc), 18.77%, 10/21/24 21 2,868,234
Societe Generale SA (Lennox International,
Inc.), 22.34%, 10/25/24
(b)(c)
........... 11 6,581,825
28,819,049
Capital Markets — 0.6%
(b)(c)
BMO Capital Markets Corp. (Goldman Sachs
Group, Inc. (The)), 15.21%, 10/16/24 .... 9 4,428,182
BMO Capital Markets Corp. (Morgan Stanley),
8.96%, 10/16/24 .................. 88 9,107,978
Goldman Sachs International (CME Group,
Inc.), 12.24%, 10/25/24 .............. 15 3,253,917
Security
Par (000)
Par (000) Value
Capital Markets (continued)
HSBC Bank plc (Raymond James Financial,
Inc.), 17.24%, 10/23/24 .............. USD 59 $ 7,107,070
Royal Bank of Canada (Ameriprise Financial,
Inc.), 11.61%, 10/25/24 .............. 17 7,828,547
Royal Bank of Canada (Nasdaq, Inc.),
12.08%, 10/18/24 ................. 61 4,437,457
Royal Bank of Canada (S&P Global, Inc.),
9.15%, 11/01/24 .................. 13 6,898,410
UBS AG (Blackstone, Inc.), 18.20%, 10/18/24 . 54 7,851,273
UBS AG (Interactive Brokers Group, Inc.),
12.30%, 10/17/24 ................. 25 3,329,431
UBS AG (KKR & Co., Inc.), 12.80%, 11/07/24 . 73 9,276,475
63,518,740
Chemicals — 0.3%
(b)(c)
Barclays Bank plc (Air Products and Chemicals,
Inc.), 26.05%, 11/15/24 .............. 15 4,460,284
Citigroup, Inc. (International Flavors &
Fragrances, Inc.), 21.68%, 10/03/24 ..... 39 3,917,563
Goldman Sachs International (DuPont de
Nemours, Inc.), 12.63%, 11/01/24 ....... 40 3,318,038
JPMorgan Structured Products BV
(International Flavors & Fragrances, Inc.),
14.40%, 11/06/24 ................. 24 2,554,234
Mizuho Markets Cayman LP (Scotts Miracle-
Gro Co. (The)), 14.27%, 11/06/24 ....... 38 2,745,653
Societe Generale SA (Air Products and
Chemi cals, Inc.), 16.97%, 11/07/24 ...... 14 3,885,010
Societe Generale SA (Sherwin-Williams Co.
(The)), 13.47%, 10/24/24 ............ 14 5,125,591
UBS AG (Corteva, Inc.), 11.70%, 11/06/24 ... 68 3,900,640
29,907,013
Communications Equipment — 0.3%
(b)(c)
Citigroup, Inc. (Arista Networks, Inc.),
19.23%, 10/30/24 ................. 19 6,861,164
Goldman Sachs International (Arista Networks,
Inc.), 18.19%, 10/30/24 .............. 30 10,997,102
HSBC Bank plc (Cisco Systems, Inc.),
17.10%, 11/12/24 ................. 97 5,077,478
JPMorgan Structured Products BV (Cisco
Systems, Inc.), 9.07%, 11/14/24 ........ 129 6,500,333
29,436,077
Construction & Engineering — 0.1%
(b)(c)
BNP Paribas SA (EMCOR Group, Inc.),
22.12%, 10/25/24 ................. 17 6,737,166
JPMorgan Structured Products BV (EMCOR
Group, Inc.), 18.84%, 10/25/24 ........ 10 4,017,664
Mizuho Markets Cayman LP (Vinci SA),
31.62%, 11/15/24 ................. 39 3,306,761
14,061,591
Consumer Finance — 0.0%
BNP Paribas SA (Capital One Financial Corp.),
13.25%, 10/25/24
(b)(c)
............... 31 4,525,095
Consumer Staples Distribution & Retail — 0.4%
Goldman Sachs International (Sprouts Farmers
Market, Inc.), 15.01%, 10/30/24
(b)(c)
...... 31 3,317,381
HSBC Bank plc (Dollar Tree, Inc.),
30.07%, 11/12/24
(b)(c)
............... 51 3,650,118
JPMorgan Structured Products BV (Target
Corp.)
12.65%, 10/02/24
(b)(c)
............... 39 6,114,649
15.17%, 11/20/24
(b)(c)
............... 41 6,420,029
Royal Bank of Canada (Sysco Corp.),
11.13%, 10/31/24
(b)(c)
............... 73 5,657,271

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Royal Bank of Canada (Walmart, Inc.),
12.35%, 11/19/24
(b)(c)
............... USD 188 $ 15,263,944
40,423,392
Containers & Packaging — 0.1%
(b)(c)
BNP Paribas SA (Graphic Packaging Holding
Co.), 12.36%, 10/29/24 .............. 130 3,852,477
JPMorgan Structured Products BV (Sealed Air
Corp.), 21.47%, 10/03/24 ............ 144 5,246,338
Royal Bank of Canada (Sealed Air Corp.),
17.68%, 11/01/24 ................. 114 3,944,062
Societe Generale SA (Crown Holdings, Inc.),
9.04%, 10/23/24 .................. 28 2,582,383
15,625,260
Diversified Telecommunication Services — 0.1%
BMO Capital Markets Corp. (AT&T, Inc.)
13.94%, 10/10/24
(b)(c)
............... 129 2,560,780
18.13%, 10/23/24
(b)(c)
............... 340 7,234,519
JPMorgan Structured Products BV (Verizon
Communications, Inc.), 10.59%, 10/03/24
(b)(c)
130 5,362,433
15,157,732
Electric Utilities — 0.2%
(b)(c)
BMO Capital Markets Corp. (Entergy Corp.),
14.69%, 10/17/24 ................. 21 2,552,443
BMO Capital Markets Corp. (Exelon Corp.),
15.45%, 10/10/24 ................. 127 4,810,792
Goldman Sachs International (NextEra Energy,
Inc.), 14.79%, 10/24/24 .............. 118 9,814,886
Royal Bank of Canada (American Electric
Power Co., Inc.), 16.15%, 11/12/24 ...... 42 4,320,152
Societe Generale SA (PG&E Corp.),
15.85%,  10/24/24 ................. 202 3,818,928
25,317,201
Electrical Equipment — 0.1%
(b)(c)
BNP Paribas SA (Emerson Electric Co.),
12.31%, 11/07/24 ................. 48 5,173,941
Royal Bank of Canada (Sensata Technologies
Holding plc), 28.94%, 11/12/24 ......... 74 2,657,189
Societe Generale SA (Eaton Corp. plc),
16.61%, 10/31/24 ................. 21 6,619,310
14,450,440
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
BNP Paribas SA (Flex Ltd.), 18.78%, 10/25/24 247 7,916,949
Societe Generale SA (Keysight Technologies,
Inc.), 20.08%, 10/10/24 .............. 27 4,224,247
12,141,196
Energy Equipment & Services — 0.0%
(b)(c)
Societe Generale SA (Baker Hughes Co.),
17.13%, 10/25/24 ................. 75 2,635,240
Societe Generale SA (Schlumberger NV),
15.60%, 10/22/24 ................. 26 1,096,279
3,731,519
Entertainment — 0.1%
(b)(c)
Barclays Bank plc (Electronic Arts, Inc.),
9.74%, 10/29/24 .................. 35 5,089,174
Societe Generale SA (Electronic Arts, Inc.),
21.71%, 11/15/24 ................. 40 5,636,070
10,725,244
Financial Services — 0.6%
(b)(c)
Barclays Bank plc (PayPal Holdings, Inc.),
19.02%, 11/01/24 ................. 138 9,997,702
Citigroup, Inc. (Block, Inc.), 30.81%, 11/07/24 . 108 7,071,555
Security
Par (000)
Par (000) Value
Financial Services (continued)
HSBC Bank plc (Rocket Cos., Inc.),
14.68%, 10/07/24 ................. GBP 51 $ 2,910,468
Mizuho Markets Cayman LP (Mastercard, Inc.),
7.42%, 10/25/24 .................. USD 25 12,238,428
Mizuho Markets Cayman LP (Visa, Inc.),
15.72%, 10/24/24 ................. 17 4,548,910
Societe Generale SA ( Fidelity National
Information Services, Inc.), 21.33%, 11/15/24 89 7,484,896
Societe Generale SA (Fiserv, Inc.),
10.11%, 10/24/24 ................. 44 7,820,399
Societe Generale SA (Voya Financial, Inc.),
23.01%, 11/15/24 ................. 60 4,693,380
UBS AG (Fidelity National Information Services,
Inc.), 12.00%, 11/07/24 .............. 60 5,047,552
61,813,290
Food Products — 0.2%
(b)(c)
Goldman Sachs International (Kraft Heinz Co.
(The)), 9.02%, 11/01/24 ............. 90 3,160,847
Mizuho Markets Cayman LP (Kraft Heinz Co.
(The)), 20.42%, 10/24/24 ............ 271 9,560,659
Morgan Stanley & Co. LLC (General Mills, Inc.),
15.85%, 11/06/24 ................. 59 4,401,963
UBS AG (Mondelez International, Inc.),
11.90%, 11/01/24 .................. 85 6,325,065
23,448,534
Ground Transportation — 0.2%
(b)(c)
BNP Paribas SA (CSX Corp.), 16.72%, 10/18/24 132 4,510,185
BNP Paribas SA (Lyft, Inc.), 40.49%, 11/08/24 305 3,843,337
BNP Paribas SA (Uber Technologies, Inc.),
15.43%, 10/28/24 ................. 87 6,524,898
Citigroup, Inc. (Uber Technologies, Inc.),
22.37%, 11/07/24 ................. 71 5,226,995
Societe Generale SA (Old Dominion Freight
Line, Inc.), 19.74%, 10/25/24 .......... 13 2,568,137
22,673,552
Health Care Equipment & Supplies — 0.6%
(b)(c)
BNP Paribas SA (Baxter International, Inc.),
13.86%, 11/01/24 ................. 127 4,871,676
Goldman Sachs International (Medtronic plc),
14.69%, 10/21/24 ................. 79 7,074,172
Royal Bank of Canada (Koninklijke Philips NV),
26.55%, 11/06/24 ................. EUR 109 3,483,290
Royal Bank of Canada (Zimmer Biomet
Holdings, Inc.), 12.98%, 11/07/24 ....... USD 30 3 ,170,253
Societe Generale SA (Boston Scientific Corp.),
11.43%, 10/25/24 ................. 116 9,685,606
UBS AG (Abbott Laboratories),
12.40%, 10/18/24 ................. 68 7,635,478
UBS AG (Baxter International, Inc.),
22.60%, 10/31/24 ................. 218 8,354,935
UBS AG (GE HealthCare Technologies, Inc.),
11.90%, 10/31/24 ................. 59 5,265,943
UBS AG (Intuitive Surgical, Inc.),
12.90%, 10/18/24 ................. 13 6,292,476
UBS AG (Medtronic plc), 11.10%, 11/19/24 ... 94 8,407,948
UBS AG (Stryker Corp.), 10.60%,  10/29/24 .. 21 7,546,192
71,787,969
Health Care Providers & Services — 0.8%
Barclays Bank plc (Humana, Inc.),
23.85%, 10/17/24
(b)(c)
............... 12 3,701,821
Barclays Bank plc (Labcorp Holdings, Inc.),
16.03%, 10/17/24
(b)(c)
............... 39 8,748,765
BNP Paribas SA (Cigna Group (The)),
10.84%, 10/31/24
(b)(c)
............... 26 9,119,452

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Goldman Sachs International (Cigna Group
(The)), 20.28%,  10/17/24
(b)(c)
.......... USD 16 $ 5,348,650
HSBC Bank plc (CVS Health Corp.),
18.76%, 10/03/24
(b)(c)
............... 134 8,455,342
HSBC Bank plc (Elevance Health, Inc.),
18.80%, 10/21/24 ................. 8 4,300,614
Royal Bank of Canada (Cardinal Health, Inc.),
11.17%, 11/05 /24
(b)(c)
............... 47 5,120,977
Royal Bank of Canada (CVS Health Corp.),
27.08%, 11/06/24
(b)(c)
............... 87 5,211,445
Royal Bank of Canada (Molina Healthcare,
Inc.), 16.57%, 10/25/24
(b)(c)
........... 15 5,139,287
Societe Generale SA ( Centene Corp.),
15.67%, 10/25/24
(b)(c)
............... 97 7,122,502
Societe Generale SA (HCA Healthcare, Inc.),
11.19%, 10/24/24
(b)(c)
............... 13 5,113,316
Societe Generale SA (Tenet Healthcare Corp.),
18.53%, 10/30/24
(b)(c)
............... 27 4,505,060
UBS AG ( Cardinal Health, Inc.),
24.60%, 10/31/24
(b)(c)
............... 103 11,454,489
UBS AG (Labcorp Holdings, Inc.),
11.30%, 10/25/24
(b)(c)
............... 29 6,361,775
89,703,495
Health Care REITs — 0.0%
Toronto-Dominion Bank (The) (Welltower, Inc.),
11.02%, 10/30/24
(b)(c)
............... 35 4,438,205
Hotels, Restaurants & Leisure — 0.6%
(b)(c)
Barclays Bank plc (Boyd Gaming Corp.),
20.91%, 11/06/24 ................. 42 2,629,325
Barclays Bank plc (Expedia Group, Inc.),
17.22%, 11/01/24 ................. 40 5,850,960
BMO Capital Markets Corp. (Airbnb, Inc.),
21.15%, 10/18/24 ................. 54 6,516,329
Citigroup, Inc. (McDonald's Corp.),
8.31%, 10/30/24 .................. 24 7,155,382
Goldman Sachs Inte rnational (Chipotle Mexican
Grill, Inc.), 15.79%, 10/25/24 .......... 161 9,209,936
Royal Bank of Canada (Brinker International,
Inc.), 22.51%, 10/30/24 .............. 47 3,323,545
Royal Bank of Canada ( Hilton Worldwide
Holdings, Inc.), 10.64%, 10/25/24 ....... 25 5,802,061
Royal Bank of Canada (Wynn Resorts Ltd.),
16.92%, 11/08/24 ................. 71 6,022,108
Societe Generale SA (Aristocrat Leisure Ltd.),
10.85%, 10/30/24 ................. 37 7,046,293
UBS AG ( Starbucks Corp.), 12.50%, 11/01/24 . 118 11,497,902
UBS AG (Wingstop, Inc.), 18.50%, 11/01/24 .. 8 3,301,413
68,355,254
Household Durables — 0.2%
(b)(c)
BNP Paribas SA (Mohawk Industries, Inc.),
19.72%, 10/25/24 ................. 38 5,813,359
JPMorgan Structured Products BV (Toll
Brothers, Inc.), 23.71%, 10/02/24 ....... 22 3,291,817
Mizuho Markets Cayman LP (Sony Group
Corp.), 18.15%, 10/03/24 ............ 47 4,362,678
Morgan Stanley & Co. LLC (Toll Brothers, Inc.),
20.58%, 12/05/24 ................. 21 3,198,715
Societe Generale SA (Newell Brands, Inc.),
33.40%, 10/31/24 ................. 200 1,482,021
18,148,590
Security
Par (000)
Par (000) Value
Household Products — 0.1%
(b)(c)
JPMorgan Structured Products BV (Henkel AG
& Co. KGaA), 11.94%, 11/06/24 ........ EUR 22 $ 1,970,838
Royal Bank of Canada (Clorox Co. (The)),
11.17%, 10/07/24 ................. USD 38 6,211,512
UBS AG (Colgate-Palmolive Co.),
9.20%, 10/25/24 .................. 60 6,203,914
14,386,264
Industrial Conglomerates — 0.1%
(b)(c)
Barclays Bank plc (3M Co.), 12.86%, 10/24/24 39 5,182,416
BNP Paribas SA (Siemens AG),
19.23%, 10/07/24 ................. EUR 8 1,412,554
JPMorgan Structured Products BV (Honeywell
International, Inc.), 7.43%, 10/28/24 ..... USD 47 9,646,346
16,241,316
Insurance — 0.5%
(b)(c)
BNP Paribas SA (Prudential plc),
30.57%, 10/28/24 ................. GBP 482 4,213,036
JPMorgan Structured Products BV (Progressive
Corp. (The)), 9.04%, 10/16/24 ......... USD 39 9,801,431
Royal Bank of Canada (Admiral Group plc),
12.21%, 10/24/24 ................. 65 3,859,772
Royal Bank of Canada (American International
Group, Inc.), 20.29%, 11/15/24 ......... 90 6,583,569
Royal Bank of Canada (Fidelity National
Financial, Inc.), 19.25%, 11/15/24 ....... 119 7,311,030
Societe Generale SA (Willis Towers Watson
plc), 16.55%, 10/24/24 .............. 19 5,385,187
UBS AG (Chubb Ltd.), 9.30%, 10/24/24 ..... 23 6,475,077
UBS AG (Marsh & McLennan Cos., Inc.),
9.30%, 10/18/24 .................. 17 3,730,901
UBS AG (MetLife, Inc.), 11.30%, 10/31/24 ... 67 5,259,191
52,619,194
Interactive Media & Services — 0.8%
(b)(c)
Barclays Bank plc (Match Group, Inc.),
21.21%, 10/31/24 ................. 72 2,638,779
BMO Capital Markets Corp. (Alphabet, Inc.),
14.82%, 10/24/24 ................. 154 24,876,485
Citigroup, Inc. (Meta Platforms, Inc.),
21.27%, 10/25/24 ................. 12 6,560,542
JPMorgan Structured Products BV (Pinterest,
Inc.), 17.59%, 10/30/24 .............. 125 3,862,632
Societe Generale SA (Meta Platforms, Inc.),
17.24%, 10/25/24 ................. 84 46,264,440
84,202,878
IT Services — 0.3%
(b)(c)
Barclays Bank plc (Akamai Technologies, Inc.),
11.91%, 11/07/24 .................. 64 6,335,595
HSBC Bank plc (Cognizant Technology
Solutions Corp.), 17.60%, 11/12/24 ...... 100 7,630,705
Royal Bank of Canada ( International Business
Machines Corp.), 10.06%, 10/23/24 ..... 31 6,522,912
Royal Bank of Canada (Twilio, Inc.),
21.11%, 11/08/24 .................. 128 7,883,420
Societe Generale SA (Cognizant Technology
Solutions Corp.), 13.85%, 11/01/24 ...... 99 7,641,200
36,013,832
Leisure Products — 0.1%
Barclays Bank plc (Hasbro, Inc.),
28.60%, 11/15/24
(b)(c)
............... 60 4,324,306
Royal Bank of Canada (Hasbro, Inc.)
15.06%, 10/25/24
(b)(c)
............... 37 2,618,237
17.68%, 10/25/24
(b)(c)
............... 29 1,972,684
8,915,227

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.3%
(b)(c)
Barclays Bank plc (Fortrea Holdings, Inc.),
27.02%, 10/03/24 ................. USD 82 $ 1,635,530
Goldman Sachs International ( Thermo Fisher
Scientific, Inc.), 9.31%, 10/28/24 ....... 16 9,608,087
Societe Generale SA (Danaher Corp.),
13.08%, 10/24/24 ................. 36 9,673,894
Societe Generale SA (Thermo Fisher Scientific,
Inc.), 11.44%, 10/25/24 .............. 14 8,376,675
29,294,186
Machinery — 0.4%
(b)(c)
Barclays Bank plc (Dover Corp.),
11.07%, 10/24/24 ................. 7 1,311,386
Barclays Bank plc ( Stanley Black & Decker,
Inc.), 15.63%, 10/29/24 .............. 33 3,371,077
Goldman Sachs International (CNH Industrial
NV), 29.26%, 10/10/24 .............. 202 2,084,294
Goldman Sachs International (Stanley Black &
Decker, Inc.), 26.21%, 11/12/24 ........ 15 1,673,506
HSBC Bank plc (Deere & Co.),
12.76%, 11/21/24 ................. 17 7,113,030
Royal Bank of Canada (ITT, Inc.),
14.78%, 11/01/24 ................. 28 3,931,196
Royal Bank of Canada (Parker-Hannifin Corp.),
13.38%, 11/01/24 ................. 8 5,078,115
Royal Bank of Canada (Pentair plc),
14.27%, 10/24/24 ................. 44 3,996,583
Societe Generale SA (Cummins, Inc.),
13.73%, 11/01/24 ................. 8 2,623,142
Societe Generale SA (Westinghouse Air Brake
Technologies Corp.), 12.44%, 10/25/24 ... 35 5,918,550
UBS AG (Caterpillar, Inc.), 16.90%, 10/31/24 . 18 6,659,737
43,760,616
Media — 0.2%
(b)(c)
BNP Paribas SA (WPP plc), 26.50%, 10/28/24 GBP 539 5,235,452
Citigroup, Inc. (Fox Corp.), 21.35%, 11/15/24 . USD 49 2,074,042
Societe Generale SA (Charter Communications,
Inc.), 26.22%, 10/29/24 .............. 10 3,151,929
UBS AG (Comcast Corp.), 27.50%, 10/31/24 . 227 9,225,050
19,686,473
Metals & Mining — 0.1%
(b)(c)
BMO Capital Markets Corp. (Teck Resources
Ltd.), 34.56%, 10/17/24 ............. 16 790,201
JPMorgan Structured Products BV (Freeport-
McMoRan, Inc.), 23.78%, 10/18/24 ...... 89 4,018,153
Societe Generale SA (Cleveland-Cliffs, Inc.),
29.22%, 10/23/24 ................. 207 2,576,769
Societe Generale SA (Nucor Corp.),
19.72%, 10/23/24 ................. 17 2,562,629
9,947,752
Multi-Utilities — 0.0%
Royal Bank of Canada (Sempra),
19.53%, 11/15/24
(b)(c)
............... 57 4,728,086
Oil, Gas & Consumable Fuels — 0.6%
(b)(c)
BNP Paribas SA (BP plc), 17.40%, 10/28/24 .. GBP 1,861 9,848,666
BNP Paribas SA ( Kosmos Energy Ltd.),
44.99%, 11/15/24 ................. USD 725 2,861,775
BNP Paribas SA (Shell plc), 17.38%, 10/07/24 GBP 294 9,554,350
BNP Paribas SA (Williams Cos., Inc. (The)),
10.91%, 11/01/24 ................. USD 70 3,181,164
Citigroup, Inc. ( Marathon Petroleum Corp.),
19.45%, 11/05/24 ................. 24 3,870,234
HSBC Bank plc (ConocoPhillips),
8.89%, 11/01/24 .................. 69 7,258,853
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
JPMorgan Structured Products BV (Exxon Mobil
Corp.), 7.83%, 10/28/24 ............. USD 108 $ 12,680,110
JPMorgan Structured Products BV (Occidental
Petroleum Corp.), 14.16%, 11/07/24 ..... 73 3,735,104
Royal Bank of Canada (Phillips 66),
16.97%, 10/29/24 ................. 10 1,311,840
Royal Bank of Canada (Valero Energy Corp.),
19.39%, 10/25/24 ................. 9 1,242,444
Toronto-Dominion Bank (The) (Hess Corp.),
18.37%, 10/21/24 ................. 15 2,057,429
UBS AG (EQT Corp.), 24.70%, 10/31/24 .... 62 2,160,871
UBS AG (Suncor Energy, Inc.),
20.20%, 10/31/24 ................. 61 2,253,329
62,016,169
Personal Care Products — 0.1%
(b)(c)
Barclays Bank plc (Estee Lauder Cos., Inc.
(The)), 29.58%, 10/31/24 ............ 32 3,172,435
BNP Paribas SA (Estee Lauder Cos., Inc.
(The)), 27.50%, 10/02/24 ............ 34 3,349,212
6,521,647
Pharmaceuticals — 0.6%
BNP Paribas SA (Eli Lilly & Co.),
15.17%, 10/30/24
(b)(c)
............... 14 12,361,880
BNP Paribas SA (GSK plc), 16.59%, 10/10/24
(b)
(c)
............................ 27 1,123,225
Citigroup, Inc. (Zoetis, Inc.), 13.07%, 11/01/24
(b)
(c)
............................ 23 4,478,279
JPMorgan Structured Products BV (Bayer AG),
25.62%, 11/06/24
(b)(c)
............... EUR 136 4,327,684
JPMorgan Structured Products BV (Eli Lilly &
Co.), 11.37%, 10/28/24
(b)(c)
............ USD 5 4,744,789
JPMorgan Structured Products BV (Merck
KGaA), 10.00%,  10/28/24
(b)(c)
.......... 138 15,733,643
Royal Bank of Canada (Sanofi SA),
17.85%, 10/28/24
(b)(c)
............... EUR 89 10,316,384
Societe Generale SA (Bristol-Myers Squibb Co.)
25.02%, 10/03/24
(b)(c)
............... USD 41 2,050,351
21.26%, 10/31/24
(b)(c)
............... 129 6,468,350
Societe Generale SA (Jazz Pharmaceuticals
plc), 24.16%, 11/08/24
(b)(c)
............ 12 1,290,051
UBS AG (Eli Lilly & Co.), 19.40%, 10/31/24
(b)(c)
4 3,753,960
66,648,596
Professional Services — 0.3%
(b)(c)
Barclays Bank plc (Leidos Holdings, Inc.),
21.03%, 11/15/24 ................. 37 5,959,274
BNP Paribas SA (TransUnion),
18.26%,  10/24/24 ................. 40 3,987,343
Societe Generale SA (Paycom Software, Inc.),
20.82%, 10/31/24 ................. 30 5,008,973
Societe Generale SA (SS&C Technologies
Holdings, Inc.), 21.98%, 11/15/24 ....... 146 10,926,505
UBS AG ( Automatic Data Processing, Inc.),
10.90%, 10/25/24 ................. 23 6,382,895
UBS AG (Dayforce, Inc.), 18.30%, 11/01/24 .. 55 3,319,509
35,584,499
Semiconductors & Semiconductor Equipment — 0.7%
(b)(c)
BNP Paribas SA (Analog Devices, Inc.),
16.54%, 10/02/24 ................. 28 6,370,109
Goldman Sachs International (Lam Research
Corp.), 28.10%,  10/18/24 ............ 12 9,662,870
Goldman Sachs International (NVIDIA Corp.),
23.28%, 10/15/24 ................. 211 25,702,527
JPMorgan Structured Products BV
(QUALCOMM, Inc.), 20.84%, 10/28/24 ... 73 12,610,452

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Morgan Stanley & Co. LLC (Analog Devices,
Inc.), 14.17%, 11/21/24 .............. USD 28 $ 6,418,060
Royal Bank of Canada (Cirrus Logic, Inc.),
17.36%, 11/01/24 ................. 31 3,886,071
UBS AG (Advanced Micro Devices, Inc.),
29.80%, 10/31/24 ................. 74 11,778,839
76,428,928
Software — 1.2%
(b)(c)
Barclays Bank plc (Microsoft Corp.),
13.47%, 10/24/24 ................. 167 71,488,885
Citigroup, Inc. (Microsoft Corp.),
11.00%, 10/24/24 ................. 31 12,969,866
Goldman Sachs International (Crowdstrike
Holdings, Inc.), 21.52%, 10/15/24 ....... 27 7,680,724
Mizuho Markets Cayman LP (Palo Alto
Networks, Inc.), 17.62%, 10/02/24 ...... 18 5,996,315
Morgan Stanley & Co. LLC (Palo Alto Networks,
Inc.), 17.60%, 11/15/24 .............. 21 7,061,930
Royal Bank of Canada (Fortinet, Inc.),
14.66%, 11/01/24 ................. 50 3,825,628
Royal Bank of Canada (Oracle Corp.),
18.61%, 10/31/24 ................. 22 3,439,178
Royal Bank of Canada (ServiceNow, Inc.),
19.37%, 10/25/24 ................. 14 12,327,367
Societe Generale SA (Cadence Design
Systems, Inc.), 21.72%, 10/23/24 ....... 20 5,309,874
Societe Generale SA (Microsoft Corp.),
15.13%, 10/31/24 ................. 16 6,765,074
136,864,841
Specialized REITs — 0.1%
HSBC Bank plc (Crown Castle, Inc.),
23.03%, 10/21/24 ................. 64 7,421,733
Royal Bank of Canada (American Tower Corp.),
19.35%, 10/25/24
(b)(c)
............... 16 3,670,768
11,092,501
Specialty Retail — 0.3%
(b)(c)
Barclays Bank plc (Abercrombie & Fitch Co.),
26.66%, 11/21/24 ................. 24 3,231,421
Barclays Bank plc (O'Reilly Automotive, Inc.),
12.95%, 10/25/24 ................. 6 6,367,882
BNP Paribas SA (Lowe's Cos., Inc.),
15.71%, 11/19/24 ................. 24 6,402,352
BNP Paribas SA (TJX Cos., Inc. (The)),
6.62%, 10/02/24 .................. 53 6,197,248
BNP Paribas SA (Tractor Supply Co.),
13.48%, 10/25/24 ................. 9 2,618,008
JPMorgan Structured Products BV (Lowe's
Cos., Inc.), 11.77%, 10/02/24 .......... 26 6,582,407
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 11.47%, 11/20/24 .......... 54 6,385,125
37,784,443
Technology Hardware, Storage & Peripherals — 0.8%
BNP Paribas SA (Apple, Inc.),
13.15%, 10/31/24
(b)(c)
............... 28 6,473,008
Citigroup, Inc. (Apple, Inc.)
12.31%, 10/31/24
(b)(c)
............... 60 13,085,051
10.66%, 11/01/24
(b)(c)
............... 243 55,476,541
Citigroup, Inc. (Dell Technologies, Inc.),
27.04%, 11/27/24
(b)(c)
............... 30 3,355,961
Goldman Sachs International (HP, Inc.),
34.07%, 10/10/24
(b)(c)
............... 150 5,344,552
Societe Generale SA (Seagate Technology
Holdings plc), 25.01%, 10/25 /24
(b)(c)
...... 50 5,308,177
89,043,290
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.2%
BNP Paribas SA (VF Corp.), 23.91%, 10/30/24
(b)
(c)
............................ USD 134 $ 2,596,329
Citigroup, Inc. (Deckers Outdoor Corp.),
19.64%, 10/25/24
(b)(c)
............... 8 7,213,804
HSBC Bank plc (NIKE, Inc.), 30.31%, 10/21/24 37 3,210,752
HSBC Bank plc (Tapestry, Inc.),
23.67%, 11/08/24
(b)(c)
............... 127 5,863,285
18,884,170
Tobacco — 0.2%
(b)(c)
JPMorgan Structured Products BV (British
American Tobacco plc), 21.20%, 11/06/24 . GBP 188 6,999,851
Royal Bank of Canada (Philip Morris
International, Inc.), 13.65%, 10/23/24 .... USD 85 10,367,491
17,367,342
Wireless Telecommunication Services — 0.1%
(b)(c)
Barclays Bank plc (T-Mobile US, Inc.),
11.98%, 10/25/24 ................. 32 6,567,183
Barclays Bank plc (Vodacom Group Ltd.),
22.63%, 10/28/24 ................. GBP 4,210 4,250,949
10,818,132
Total Equity-Linked Notes — 15.7%
(Cost: $1,712,350,497) ............................ 1,736,932,415
Fixed Rate Loan Interests
Financial Services — 0.2%
Aspen Owner LLC , 1st Lien Term Loan,
7.27%
,
 02/09/27
(g)
................. USD 13,200 13,363,265
Health Care Technology — 0.0%
Cotiviti Corp., 1st Lien Term Loan,
7.63%
,
 05/01/31 .................. 1,014 1,017,803
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26 .................. 1,150 1,173,655
Clear Channel International BV, 1st Lien Term
Loan, 7.50%
,
 08/12/27 .............. 800 794,000
1,967,655
Total Fixed Rate Loan Interests — 0.2%
(Cost: $ 16,125,246) ............................... 16,348,723
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
 05/25/28 ............ 4,611 3,551,774
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
 05/25/28 ............ 877 675,509
Bleriot US Bidco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.12% - 8.59%
,
 10/31/30 ....... 1,1 66 1,165,864
Cobham Ultra US Co-Borrower LLC, Facility 1st
Lien Term Loan B, (2-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 9.24%
,
 08/03/29 . 1,253 1,197,264
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1, 08/24/28
(o)
................ 5,003 5,004,416
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2, 08/24/28
(o)
................ 1,928 1,928,904
Ovation Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.84%
,
 04/19/31 .................. 1,190 1,193,475

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.70% - 9.10%
,
 02/01/28 ............ USD 3,218 $ 3,09 0,215
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.97%
,
 02/01/29 ................. 963 901,958
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.35% - 7.09%
,
 11/06/28 .. 595 597,654
TransDigm, Inc., 1st Lien Term Loan J, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.10% - 7.84%
,
 02/28/31 ............ 4,864 4,843,805
TransDigm, Inc., 1st Lien Term Loan K, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.35% - 8.09%
,
 03/22/30 ............ 1,134 1,133,631
TransDigm, Inc., 1st Lien Term Loan L, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.25% - 7.32%
,
 01/19/32 ............ 1,213 1,207,942
26,492,411
Automobile Components — 0.1%
(a)
Champions Financing, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.85%
,
 02/06/29 ............ 3,887 3,731,520
Clarios Global LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.35% - 7.75%
,
 05/06/30 ............ 4,395 4,390,477
Gates Global LLC, 1st Lien Term Loan B5,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
 06/04/31 ....... 1,711 1,712,972
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.70% - 10.44%
,
 11/17/28 ............ 1,857 1,761,160
11,596,129
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B4, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.35% - 8.75%
,
 07/02/31
(a)
.... 1,772 1,774,184
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.95% - 8.69%
,
 01/24/29 ............ 3,601 2,938,270
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.70% - 11.44%
,
 01/24/30 ........... 2,461 1,492,590
4,430,860
Biotechnology — 0.0%
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 3.50% - 8.25%
,
 11/15/28
(a)
...... 3,769 3,767,827
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%), 8.21% -
8.61%
,
 11/23/28 .................. 819 813,311
StubHub HoldCo Sub LLC, 1st Lien Term Loan
B, 03/15/30
(o)
.................... 5,359 5,342,912
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.62% - 9.35%
,
 12/21/27 ............ 474 315,431
6,471,654
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
AZEK Group LLC (The), 1st Lien Term Loan B,
09/19/31
(g)(o)
..................... USD 1,137 $ 1,137,000
AZZ, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%), 7.35%
- 7.75%
,
 05/14/29 ................. 537 539,293
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
 11/03/28 ............. 1,019 1,015,966
Cornerstone Building Brands Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.45%
,
 04/12/28 ....... 336 328,560
CP Atlas Buyer, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.70% - 9.10%
,
 11/23/27 ....... 1,259 1,241,069
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
 10/02/28 ....... 907 899,396
Wilsonart LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 4.25%), 8.81%
- 9.49%
,
 08/05/31 ................. 3,663 3,620,253
8,781,537
Capital Markets — 0.2%
(a)
Aretec Group, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
 08/09/30 ....... 976 955,273
Axalta Coating Systems US Holdings, Inc.,
1st Lien Term Loan B6, (3-mo. CME Term
SOFR at 0.50% Floor + 2.00%), 6.60% -
7.34%
,
 12/20/29 .................. 2,327 2,332,388
Aza lea Topco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.75%
,
 04/30/31 .................. 814 811,965
BCPE Pequod Buyer, Inc., 1st Lien Term Loan,
09/20/31
(o)
...................... 1,548 1,540,585
Castlelake Aviation One LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.70%
,
 10/22/27 ....... 691 692,714
Castlelake Aviation One LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.45%
,
 10/22/26 ....... 2,361 2,364,712
Edelman Financial Engines Center LLC,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.25%), 8.10% -
8.50%
,
 04/07/28 .................. 1,632 1,628,210
Focus Financial Partners LLC, 1st Lien Term
Loan, 09/11/31
(o)
.................. 1,767 1,761,029
Grant Thornton Advisors LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
 05/31/31 . 436 436,488
ION Trading Finance Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.02%
,
 04/03/28 ............ 713 712,746
Jane Street Group LLC, 1st Lien Term Loan,
01/26/28
(o)
...................... 381 380,566
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
 08/11/28 .................. 238 238,647
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(o)
...................... 3,307 3,300,977
NGP XI Midstream Holding s LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60% - 9.73%
,
 07/25/31
(g)
212 211,735

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Osaic Holdings, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
 08/17/28 ....... USD 3,469 $ 3,428,114
OVG Business Services LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.85% - 8.25%
,
 06/25/31 . 874 868,537
Thunder Generation Funding LLC, 1st Lien
Term Loan, 09/29/31
(g)(o)
............. 469 468,414
22,133,100
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.45% - 8.85%
,
 10/02/28 ............ 614 613,501
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.95% - 9.35%
,
 11/24/27 .. 621 616,613
Ascend Performance Materials Operations
LLC, 1st Lien Term Loan, (6-mo. CME Term
SOFR at 0.75% Floor + 4.75%), 9.10% -
10.07%
,
 08/27/26 ................. 485 448,278
Chemours Co. (The), 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
 08/18/28 ....... 858 856,705
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.62% - 9.35%
,
 12/29/27 ....... 351 304,443
Derby Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.70%
,
 11/01/30 .................. 2,898 2,899,1 60
Discovery Purchaser Corp., 1st Lien Term Loan,
10/04/29
(o)
...................... 182 180,586
Ecovyst Catalyst Technologies LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%), 7.49% -
7.50%
,
 06/12/31 .................. 1,821 1,808,144
Element Solutions, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
 12/09/30 ....... 2,522 2,522,308
HB Fuller Co., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.85% - 7.25%
,
 02/15/30 ............ 1 ,190 1,190,349
Ineos US Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.50%
,
 02/18/30 ............ 633 632,423
Lonza Group AG, Facility 1st Lien Term Loan B,
07/03/28
(o)
...................... 1,664 1,552,956
LSF11 A5 Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
 10/16/28 ....... 2,353 2,346,651
Momentive Performance Materials, Inc.,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.50%), 9.35% -
9.75%
,
 03/29/28 .................. 2,882 2,888,297
Nouryon Finance BV, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.63%
,
 04/03/28 ............ 1,980 1,979,711
Olympus Water US Holding Corp., 1st Lien Term
Loan B5, (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.10% - 8.85%
,
 06/20/31 . 2,014 2,012,093
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.92%
,
 06/23/25 192 197,876
Security
Par (000)
Par (000) Value
Chemicals (continued)
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.92%
,
 10/14/24 . USD 1,568 $ 1,326,170
Paint Intermediate III LLC, 1st Lien Term Loan
B, 09/11/31
(o)
..................... 686 684,285
Potters Borrower LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.60% - 9.09%
,
 12/14/27 ............ 610 612,478
PQ Performance Chemicals, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.45%
,
 08/02/30 ....... 2,188 2,185,266
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.76%
,
 03/16/27 ........... 608 607,583
WR Grace Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.85% - 8.50%
,
 09/22/28 ....... 3,140 3,145,082
31,610,958
Commercial Services & Supplies — 0.3%
(a)
Action Environmental Group, Inc., (The),
1st Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
 10/24/30 .................. 670 669,819
Allied Universal Holdco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.70% - 9.10%
,
 05/12/28 . 5,952 5,890,904
Aramark Services, Inc., 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
 06/ 24/30 ....... 3,553 3,557,889
Asplundh Tree Expert LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.70% - 7.10%
,
 09/06/27 ....... 1,951 1,951,225
Clean Harbors, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.7 5%),
6.71% - 7.11%
,
 10/09/28 ............. 1,673 1,675,607
Covanta Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.35% - 7.75%
,
 11/30/28 ....... 2,194 2,194,698
Covanta Holding Corp., 1st Lien Term Loan C,
(2-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.59%
,
 11/30/28 ............. 169 168,612
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.20% - 7.60%
,
 01/29/ 27 . 2,939 2,931,409
Froneri US, Inc., 1st Lien Term Loan B,
09/17/31
(o)
...................... 15 14,935
Garda World Security Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.54% - 8.60%
,
 02/01/29 . 966 964,501
GFL Environmental, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.32% - 7.46%
,
 07/03/31 ....... 921 919,683
JFL-Tiger Acquisition Co., 1st Lien Term Loan,
10/17/30
(o)
...................... 748 748,866
LABL, Inc., 1st Lien Term Loan B, 10/3 0/28
(o)
. 1,689 1,647,651
Madison Safety & Flow LLC, 1st Lien Term Loan
B, 09/19/31
(o)
.................... 502 501,373
Minimax Viking GmbH, Facility 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.71% - 8.11%
,
 07/31/28 .. 196 196,347
Prime Security Services Borrower LLC, 1st Lien
Term Loan C, (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.45%
,
 10/11/30 ... 836 834,585

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Ryan LLC, 1st Lien T erm Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%), 8.35%
- 8.75%
,
 11/14/30 ................. USD 110 $ 109,156
Tempo Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
 08/31/28 ....... 4,518 4,519,569
TruGreen LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.35%
,
 11/02/27 .................. 1,475 1,423,767
Vestis Corp., 1st Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.37%
,
 02/24/31 .................. 1,316 1,306,000
Viad Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%), 9.10%
- 9.50%
,
 07/31/28
(g)
................ 1,731 1,728,996
33,955,592
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.96%
- 8.75%
,
 10/24/30 ................. 2,125 2,126,217
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.35% - 9.75%, 03/02/29 ..... 1,210 1,105,114
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.73%, 05/30/30 .......... 512 465,507
3,696,838
Construction & Engineering — 0.1%
(a)
AECOM, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.88%),
7.12%
,
 04/18/31 .................. 1,519 1,529,325
Arcosa, Inc., 1st Lien Term Loan, 08/13/31
(g)(o)
681 679,616
Brand Industrial Services, Inc., 1st Lien Term
Loan C, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.75%
,
 08/01/30 ....... 4,752 4,613,592
Pike Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%), 7.96%
- 8.36%
,
 01/21/28 ................. 1,971 1,978,391
Propulsion (BC) Finco, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.35% - 9.09%
,
 09/14/29 ....... 279 279,106
Refficiency Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.45% - 8.85%
,
 12/16/27 ....... 475 475,640
9,555,670
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%), 6.60% -
7.00%
,
 01/31/31 .................. 2,601 2,602,539
NEW AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.85% - 11.25%
,
 03/08/29 ........... 735 708,757
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50% - 9.59%
,
 04/30/29 . 1,449 1,429,576
Quikrete H oldings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.35% - 7.75%
,
 04/14/31 ....... 619 618,890
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.10% - 7.50%
,
 03/19/29 ....... 637 636,754
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Smyrna Ready Mix Concrete LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.35%
,
 04/02/29
(g)
. USD 524 $ 526,278
Standard Building Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.92%
,
 09/22/28 ....... 1,164 1,165,583
Summit Materials LLC, 1st Lien Term Loan B2,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.05%
,
 01/12/29 ............ 6 96 697,821
White Cap Supply Holdings LLC, Facility
1st Lien Term Loan C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 8.10% -
8.50%
,
 10/19/29 .................. 4,321 4,287,732
12,673,930
Consumer Staples Distribution & Retail — 0.2%
(a)
CML Project Horizons, 1st Lien Term Loan,
(3-mo. SONIA at 0.00% Floor + 3.75%),
8.70%
,
 04/12/28
(g)
................. GBP 10,046 13,383,130
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.96% - 7.36%, 09/14/26 ..... USD 1,275 1,274,502
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%, 11/22/28 ..... 1,183 1,183,678
 09/26/31
(g)(o)
..................... 1,072 1,073,340
16,914,650
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.10% - 8.50%
,
 12/01/27 . 4,724 4,723,507
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.70%
,
 04/15/27 .................. 1,519 1,520,997
Pregis Topco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.85% - 9.25%
,
 07/31/26 ............ 473 473,140
Trident TPI Holdings, Inc., 1st Lien Term Loan
B6, (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.60% - 9.33%
,
 09/15/28 ..... 1,181 1,181,739
7,899,383
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B,
10/28/27
(a)(o)
..................... 1,772 1,618,996
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.21% -
7.61%
,
 11/23/28 .................. 2,275 2,271,677
Kuehg Corp., 1st Lien Term Loan C, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.10% - 9.84%
,
 06/1 2/30 ............ 1,568 1,571,766
Sotheby's, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
10.06%
,
 01/15/27 ................. 2,941 2,901,102
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60% - 9.34%
,
 09/30/30 . 2,037 2,047,239
Veritas US, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 1.00% Floor + 5.00%),
9.96% - 10.36%
,
 09/02/25 ............ 962 899,597

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand Newco 3, Inc., 1st Lie n Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.50%
,
 01/30/31 ............ USD 3,159 $ 3,153,712
WCG Intermediate Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.35% - 8.75%
,
 01/08/27 ....... 784 783,374
13,628,467
Diversified Telecommunication Services — 0.1%
(a)
Connect Finco SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.35% - 9.75%
,
 09/13/29 ....... 1,091 1,021,139
Iridium Satellite LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.10% - 7.50%
,
 09/20/30 ....... 884 867,067
Level 3 Financing, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
 04/16/29 ............ 690 703,596
Level 3 Financing, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
 04/15/30 ............ 695 706,325
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.85% - 11.25%
,
 06/01/28 ..... 416 399,747
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.32%
,
 04/16/29 ........... 777 680,125
Lumen Technologies, Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.32%
,
 04/15/30 ........... 794 686,740
Orbcomm, Inc., 1st Lien Term Loan, (1-m o.
CME Term SOFR at 0.75% Floor + 4.25%),
9.21% - 9.61%
,
 09/01/28 ............ 1,057 924,740
Radiate HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.21% - 8.61%
,
 09/25/26 ....... 3,780 3,232,918
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.46%
,
 01/31/29 ....... 795 759,670
Zayo Group Holdings, Inc., 1st Lien Term Loan,
03/09/27
(o)
...................... 6,319 5,761,994
15,744,061
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.60% - 9.00%
,
 05/30/31 . 362 364,265
NRG Energy, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.25% - 7.26%
,
 04/16/31 ............ 1,185 1,185,934
Vistra Operations Company LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.85% - 7.25%
,
 12/20/30 . 999 998,341
2,548,540
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.75% Floor +
4.50%), 9.56% - 9.74%
,
 06/23/28
(a)
...... 2,684 2,686,470
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.61%
,
 06/20/31
(g)
................. USD 608 $ 607,715
Coherent Corp., 1st Lien Term Loan B1,
07/02/29
(o)
...................... 2,392 2,389,332
2,997,047
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.97%
,
 07/22/30 ............ 2,534 2,517,211
Creative Artists Agency LLC, 1st Lien Term
Loan B2, (US Prime Rate at 0.00% Floor +
2.25%), 8.50% - 10.25%
,
 11/27/28 ...... 4,540 4,535,089
Delta 2 SARL, 1st Lien Term Loan B, 09/10/31
(o)
2,218 2,217,484
Liberty Media Corp., 1st Lien Term Loan,
08/01/31
(o)
...................... 1,109 1,108,366
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.81%
,
 10/19/26 ....... 3,062 3,054,989
Motion Finco SARL, Facility 1st Lien Term Loan
B3, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 8.10% - 8.84%
,
11/13/29 ...... 2,371 2,279,211
NEP Group, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.12% - 8.61%
,
 08/19/26 ............ 2,516 2,405,593
Playtika Holding Corp., Facility 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.71% - 8.11%
,
 03/13/28 .. 2,359 2,340,719
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.29%
,
 04/29/26 ............ 1,968 1,969,113
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 7.71% -
8.11%
,
 05/19/25 .................. 3,927 3,926,232
WMG Acquisition Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.60% - 6.83%
,
 01/24/31 ....... 3,971 3,964,805
30,318,812
Financial Services — 0.8%
(a)
ABG Intermediate Holdings 2 LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 7.60% -
8.00%
,
 12/21/28 .................. 2,752 2,753,303
APi Group DE, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.85% - 7.25%
,
 01/03/29 ............ 1,300 1,298,583
Belron Finance US LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.32%
,
 04/13/28 ............ 2,008 2,006,115
Belron Finance US LLC, Faci lity 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.63%
,
 04/18/29 ....... 2,363 2,361,698
Boost Newco Borrower LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 7.10% - 7.75%
,
 01/31/31 ..... 4,678 4,676,035
BSREP II Houston Office 1HC Owner LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.21%), 7.53%
,
 01/09/25
(g)
. 42,968 18,904,342
CML Terranea Resort, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.35%), 9.55%
,
 01/01/28
(g)
........... 5,600 5,611,914

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Cogeco Financing 2 LP, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.46% - 7.86%
,
 09/01/28 ....... USD 1,219 $ 1,196,676
Colorado Plaza, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
0.00%
,
 11/15/24
(d)(e)(g)
............... 7,906 91,257
CPI HoldCo B LLC, 1st Lien Term Loan,
05/19/31
(o)
...................... 2,142 2,130,904
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.35% - 9.09%
,
 04/09/27 . 4,045 3,958,027
Deerfield Holdings Corp., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.62% - 12.35%
,
 0 4/07/28 ..... 1,890 1,842,750
Finco I LLC, 1st Lien Term Loan, 06/27/29
(o)
.. 189 189,086
Hilton Garden Inn Waikiki, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 3.25% Floor +
3.50%), 8.40%
,
 05/31/29
(g)
........... 8,500 8,474,633
HLP Hotel LLC, 1st Lien Term Loan, (SOFR
30 day Average at 1.00% Floor + 3.55%),
8.67%
,
 09/09/26
(g)
................. 10,600 10,600,000
HP LQ Investment LP, 1st Lien Term Loan,
(SOFR 30 day Average at 0.00% Floor +
3.00%), 8.21%
,
 12/09/26
(g)
........... 9,948 9,926,5 76
Hyperion Refinance SARL, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
 02/14/31 ....... 1,979 1,979,273
Lions Gate Capital Holdings LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.60%
,
 03/24/25 ....... 664 662,283
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan, 07/18/31
(o)
.............. 2,115 2,091,206
Sotera Health Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
 05/30/31 . 2,824 2,813,410
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
 12/18/28 .................. 1,232 876,435
84,444,506
Food Products — 0.1%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, 10/01/25
(o)
.............. 1,298 1,254,591
Chobani LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.21% - 8.61%, 10/25/27 ..... 4,564 4,571,853
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.60% - 9.09%, 10/25/27 ..... 709 710,239
H-Food Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.69%), 9.01%
,
 05/23/25 ............ 599 446,614
Nomad Foods US LLC, Facility 1st Lien T erm
Loan B4, (2-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.81%
,
 11/13/29 ....... 790 788,317
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.85%
,
 03/31/28 ............ 1,199 1,196,500
Utz Quality Foods LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.35% - 8.00%
,
 01/20/28 ....... 2,844 2,842,690
11,810,804
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
 02/03/31
(a)
USD 809 $ 803,911
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 9.97%
,
 03/31/28 ....... 495 494,700
Avis Budget Car Rental LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.71% - 7.11%
,
 08/06/27 .. 1,417 1,409,512
Genesee & Wyoming, Inc., 1st Lien Term Loan,
04/10/31
(o)
...................... 3,298 3,289,755
Hertz Corp., 1st Lien Term Loan B, 06/30/28
(o)
1,038 926,315
Hertz Corp., 1st Lien Term Loan C, 06/30/28
(o)
199 177,409
6,297,691
Health Care Equipment & Supplies — 0.1%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.27%
,
 05/10/27 ............ 3,566 3,549,857
Bausch + Lomb Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
 09/29/28 ....... 937 934,789
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.20% - 8.60%
,
 11/03/28 ............. 2,761 2,744,472
7,229,118
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.46% - 8.86%
,
 09/29/28 . 1,649 1,648,365
Concentra Health Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.10% - 7.73%
,
 07/26/31
(g)
489 487,778
Electron Bidco, Inc., 1st Lien Term Loan,
11/01/28
(o)
...................... 2,631 2,632,490
Ensemble RCM LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.25%
,
 08/01/29 ............ 393 393,324
EyeCare Partners LLC, 1st Lien Term Loan A,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 11.03%
,
 08/31/28 ............ 499 500,780
EyeCare Partners LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 6.28% - 6.38%
,
 11/30/28 ....... 1,887 1,325,480
EyeCare Partners LLC, 1st Lien Term Loan C,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 12.13%
,
 11/30/28
(d)(e)(g)
........ 47 8,031
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.85%
,
 11/01/28 ....... 1,413 1,066,463
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.35%
,
 11/01/29 ...... 404 262,600
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.74%, 10/23/28 ..... 2,170 2,166,897
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.00%, 10/23/28 ..... 7,493 7,492,076
Oculus Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.75%
,
 11/08/27 ............. 2,431 2,434,719

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Option Care Health, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
 10/27/28 ....... USD 1,672 $ 1,677,113
Surgery Center Holdings, Inc., 1st Lien Term
Loan, 12/19/30
(o)
.................. 1,988 1,988,007
Vizient, Inc., 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.85% - 7.48%
,
 08/01/31 ............ 615 615,307
24,699,430
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
 02/15/29 ............ 4,365 4,333,249
Cotiviti Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.45%
,
 05/01/31
(g)
................. 3,948 3,943,225
Gainwell Acquisition Corp., 1st Lien Term Loan
B, 10/01/27
(o)
.................... 2,630 2,497,804
PointClickCare Technologies, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.60% - 8.34%
,
 12/29/27
(g)
951 950,031
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.51%
,
 06/02/28 .................. 5,966 5,860,520
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60% - 8.24%
,
 10/22/29 ....... 838 837,948
Zelis Cost Management Buyer, Inc., 1st
Lien Term Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 7.60% -
8.00%
,
 09/28/29 .................. 813 812,055
19,234,832
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.10% - 7.50%
,
 05/20/30
(a)
...... 751 750,297
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC Unlimited Liability Co., 1st
Lien Term Loan B5, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%), 6.60% -
7.00%
,
 09/20/30 .................. 2,367 2,340,452
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.71% - 9.11%
,
 02/02/26 .. 2,619 2,546,612
Alterra Mountain Co., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.35% - 8.75%
,
 05 /31/30 ....... 1,432 1,435,129
Bally's Corp., Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.79%
,
 10/02/28 ............ 1,941 1,846,794
Caesars Entertainment, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.60% - 8.00%
,
 02/06/30 . 1,070 1,068,498
Caesars Entertainment, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.60% - 8.00%
,
 02/06/31 . 5,523 5,516,341
Carnival Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.00%
,
 08/09/27 .................. 851 852,099
Cedar Fair LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.85% - 7.20%
,
 05/01/31 ............ 579 576,959
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.95% - 7.35%
,
 03/17/28
(g)
USD 1,970 $ 1,965,165
Fertitta Entertainment LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.85%
,
 01/29/29 ............ 5,496 5,477,647
Flutter Entertainment plc, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60% - 7.34%
,
 11/25/30 ....... 3,935 3,933,846
Four Seasons Hotels Ltd ., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.61%
,
 11/30/29 ............. 3,927 3,924,584
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.60%
,
 11/08/30 ... 3,163 3,161,132
IRB Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.10%
,
 12/15/27 ............ 2,270 2,266,809
Light & Wonder International, Inc., 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.33% - 7.71%
,
 04/16/29 . 1,816 1,812,277
Packers Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.20% - 8.60%
,
 03/02/28 ....... 1,102 572,451
Penn National Gaming, In c., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.70% - 8.10%
,
 05/03/29 ....... 2,749 2,752,637
Playa Resorts Holding BV, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.03%
,
 01/05/29 ....... 645 639,872
Scientific Games Holdings LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 8.24% - 8.32%
,
 04/04/29 . 721 716,249
Seaworld Parks & Enter tainment, Inc., 1st
Lien Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%), 7.35% -
7.75%
,
 08/25/28 .................. 800 796,774
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 8.13%
,
 10/25/26
(g)
........... 7,532 7,407,077
Station Casinos LLC, Facility 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.10% - 7.50%
,
 03/14/31 . 3,553 3,536,019
Whatabrands LLC, Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.00%
,
 08/03/28 ....... 4,079 4,070,934
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.60% - 7.00%
,
 05/24/30 . 1,739 1,737,064
60,953,421
Household Durables — 0.1%
(a)
ACProducts, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12% - 9.85%
,
 05/17/28 ............ 1,231 1,026,177
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.57%
,
 02/25/29 ............ 3,667 3,630,282
Serta Simmons Bedding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 12.95%
,
 06/29/28 ...... 658 537,253
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.96% - 9.36%
,
 10/06/28 ....... 3,153 2,590,825

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.21% - 8.61%
,
 10/29/27 . USD 4,283 $ 4,026,814
11,811,351
Household Products — 0.0%
Energizer Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.92%
,
 12/22/27
(a)
........... 487 487,150
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%), 6.85% -
7.25%
,
 07/19/30 .................. 1,829 1,816,722
Calpine Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.85%
- 7.25%
,
 01/31/31 ................. 481 478,826
Exgen Renewables IV LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 7.31%
,
 12/15/27 ............ 1,838 1,838,6 30
4,134,178
Industrial Conglomerates — 0.0%
(a)
EMRLD Borrower LP, 1st Lien Term Loan,
08/04/31
(o)
...................... 1,813 1,808,141
EMRLD Borrower LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56%
,
 05/31/30 ............ 3,149 3,141,321
4,949,462
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, 09/19/31
(o)
.................. 7,697 7,651,627
AmWINS Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.21% - 7.61%
,
 02/21/28 ....... 3,936 3,928,056
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.00%
,
 02/28/28 ....... 3,2 84 3,281,700
AssuredPartners, Inc., 1st Lien Term Loan,
02/14/31
(o)
...................... 6,462 6,454,370
Baldwin Insurance Group Holdings LLC,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 8.10% -
8.50%
,
 05/26/31
(g)
................. 937 937,172
Hub International Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.04% - 8.26%
,
 06/20/30 ....... 5,292 5,283,417
Jones Deslauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.2 5%), 8.40% -
8.48%
,
 03/15/30 .................. 1,130 1,129,190
Ryan Specialty Group LLC, 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 7.00% - 7.35%
,
 09/15/31 ..... 2,752 2,746,139
Truist Insurance Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.85% - 8.59%
,
 05/06/31 . 4,225 4,214,437
USI, Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 7.35% -
8.09%
,
 09/27/30 .................. 1 ,097 1,093,130
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%), 7.35%
- 8.09%
,
 11/21/29 ................. USD 3,931 $ 3,917,593
40,636,831
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.60% - 8.00%
,
 01/31/31
(a)
3,944 3,935,895
IT Services — 0.3%
(a)
Amazon Holdco, Inc., 1st Lien Term Loan B,
07/30/31
(o)
...................... 1,684 1,677,685
Asurion LLC, 1st Lien Term Loan B11, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.20% - 9.60%
,
 08/21/28 ............ 1,637 1,610,668
Asurion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.21% - 8.61%
,
 12/23/26 ............ 1,783 1,781,120
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.21% - 10.61%
,
 01/31/28 ........... 1,054 985,300
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.21% - 10.61%
,
 01/19/29 ........... 618 569,913
Central Parent LLC, 1st Lien T erm Loan,
07/06/29
(o)
...................... 4,535 4,483,407
Epicor Software Corp., 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.10% - 8.50%
,
 05/30/31 ....... 1,584 1,584,505
Fortress Intermediate 3, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
 06/27/31 . 741 739,148
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B6, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.85% - 7.25%
,
 11/12/29 .. 1,210 1,208,127
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.60% - 7.00%
,
 05/30/31 . 3,985 3,973,324
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 11.00% - 11.48%, 07/27/28 ... 151 153,210
(3-mo. CME Term SOFR at 0.75% Floor +
6.25%), 11.00% - 11.63%, 07/27/28
(d)(e)
. 1,028 300,756
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.50% - 12.13%, 07/27/28 ... 379 358,528
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.75% - 12.38%, 07/27/28 ... 523 358,004
Mitchell International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.10% - 8.50%
,
 06/17/31 ....... 2,843 2,798,908
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 10.10% - 10.50%
,
 06/07/32 ..... 675 662,627
Modena Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.10% - 9.83%
,
 07/01/31 ............ 1,051 1,003,926
Project Boost Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.73% - 8.79%
,
 07/16/31 . 1,632 1,630,613
Quartz AcquireCo LLC, 1st Lien Term Loan B1,
06/28/30
(o)
...................... 1,149 1,146,796

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 8.25%
,
 07/31/31 . USD 5,237 $ 5,224,989
32,251,554
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.95% -
9.35%
,
 12/01/28
(g)
................. 629 606,508
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.46% - 7.86%
,
 05/30/28 ....... 405 404,004
1,010,512
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.95% - 7.35%
,
 11/08/27 ....... 1,013 1,017,996
Catalent Pharma Solutions, Inc., 1st Lien Term
Loan B3, (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.03%
,
 02/22/28 ....... 2,591 2,588,097
Fortrea Holdings , Inc., 1st Lien Term Loan B,
(2-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
 07/01/30 ............ 404 403,185
ICON Luxembourg SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60% - 7.34%
,
 07/03/28 ....... 594 596,963
IQVIA, Inc., 1st Lien Term Loan B4, (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.60%
- 7.34%
,
 01/02/31 ................. 1,645 1,650,279
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.28%
,
 10/19/27 .. 1,635 1,625,321
Pra Health Sciences, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60% - 7.34%
,
 07/03/28 ....... 148 148,734
Star Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.09%
,
 09/27/30 .................. 1,590 1,544,695
9,575,270
Machinery — 0.4%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%
,
 07/31/28 ............ 2,357 2,353,533
Albion Financing 3 SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.48% - 9.83%
,
 08/17/29 ....... 2,552 2,561,500
Barnes Group, Inc., Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.35% - 7.75%
,
 08/30/30 ....... 1,567 1,566,126
Chart Industries, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.74% - 7.82%
,
 03/1 5/30
(g)
...... 158 157,909
Clark Equipment Co., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60% - 7.32%
,
 04/20/29 ....... 947 946,395
Columbus McKinnon Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.10% - 7.84%
,
 05/15/28
(g)
...... 715 715,405
Filtration Group Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.86%
,
 10/23/28 ............ 3,952 3,950,986
Security
Par (000)
Par (000) Value
Machinery (continued)
Generac Power Systems, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.95% - 6.98%
,
 06/12/31 . USD 815 $ 818,056
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan, 02/15/29
(o)
.............. 5,377 5,345,237
Madison IAQ LLC, 1st Lien Term Loan,
06/21/28
(o)
...................... 3,713 3,708,273
Rexnord LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.36%
,
 10/04/28 .................. 950 953,800
Roper Industrial Products Investment Co. LLC,
1st Lien Term Lo an C, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%), 7.85% -
8.74%
,
 11/22/29 .................. 3,522 3,527,117
SPX Flow, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
 04/05/29 ............ 2,314 2,315,832
TK Elevator Midco GmbH, 1st Lien Term Loan
C, (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
 04/30/30 ............ 5,986 5,996,035
Vertiv Group Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.20% - 7.24%
,
 03/02/27 ....... 2,809 2,810,134
Wec US Holdings Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60% - 8.00%
,
 01/27/31 ....... 1,740 1,738,973
39,465,311
Media — 0.1%
(a)
Altice Financing SA, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.31%
,
 01/30/26 .................. 454 440,418
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.80%
,
 08/15/28 ............ 2,978 2,224,524
AVSC Holding Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.61%
,
 03/03/25 ............ 1,225 1,217,661
Charter Communications Operating LLC, 1st
Lien Term Loan B4, (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 7.33%
,
 12/09/30 . 1,203 1,192,632
Clear Channel Outdoor Holdings, Inc.,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%), 8.96% -
9.36%
,
 08/23/28 .................. 656 652,769
CSC Holdings LLC, 1st Lien Term Loan B5,
04/15/27
(o)
...................... 2,793 2,549,977
DirecTV Financing LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.96% - 10.36%
,
 08/02/27 ...... 871 870,622
ECL Entertainment LLC, Facility 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.85% - 9.25%
,
 08/31/30 . 847 849,067
Fleet Midco I Ltd., 1st Lien Term Loan B2,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58% - 7.81%
,
 02/21/31
(g)
...... 76 75,810
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.45% - 10.49%
,
 05/23/29 ..... 419 401,572
Learfield Communications, Inc., 1st Lien Term
Loan, 06/30/28
(o)
.................. 1,164 1,159,295

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo Financing Partnership, 1st Lien Term
Loan I, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.71%
,
 04/28/28 ....... USD 1,087 $ 1,060,695
12,695,042
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
 11/22/30 ....... 813 811,645
Ecopetrol SA, 1st Lien Term Loan, (6-mo. CME
Term SOFR at 0.00% Floor + 4.75%), 9.37%
- 9.98%
,
 09/06/30
(g)
................ 3,000 3,086,100
Freeport LNG investments LLLP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.04%
,
 12/21/28 ....... 3,871 3,833,732
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.82%
,
 10/04 /30 ....... 257 256,809
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.45% - 9.85%
,
 09/19/29 . 315 314,055
Medallion Midland Acquisition LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.31%
,
 10/18/28 ....... 2,750 2,750,182
New Fortress Energy, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.25%
,
 10/30/28 ............ 2,354 2,123,003
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 8.23%
,
 10/05/28 . 2,347 2,347,224
15,522,750
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.29%
,
 04/20/28 ............ 2,020 2,075,023
Air Canada, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor + 2.50%),
7.25%
,
 03/21/31 .................. 1,972 1,974,555
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.45% - 7.07%, 01/29/27 ..... 1,846 1,836,162
 02/07/28
(o)
...................... 2,119 2,113,000
(2-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.21%, 06/04/29 .......... 1,639 1,625,249
JetBlue Airways Corp., 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.27% - 10.54%
,
 08/13/29 ..... 795 777,359
United Airlines, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.03%
,
 02/22/31 ............ 1,975 1,975,687
12,377,035
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 10.35% - 10.75%
,
 05/04/28 1,559 1,575,109
Bausch Health Cos., Inc., 1st Lien Term Loan,
02/01/27
(o)
...................... 1,277 1,224,477
Elanco Animal Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.05%
,
 08/02/27 ............ 1,621 1,617,138
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Financing Luxembourg SARL, 1st
Lien Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.10% -
7.50%
,
 05/05/28 .................. USD 3,994 $ 3,988,723
Organon & Co., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.46% - 7.74%
,
 05/19/31 ............ 1,628 1,622,310
Perrigo Investments LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.20% - 7.60%
,
 04/20/29 ....... 672 669,897
Precision Medicine Group LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.70% - 8.44%
,
 11/18/27 .. 1,195 1,187,534
11,885,188
Professional Services — 0.3%
(a)
AlixPartners LLP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.46% - 7.86%
,
 02/04/28 ............ 2,518 2,519,485
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.46% - 8.86%
,
 06/02/28 ............ 3,300 3,262,026
Dayforce, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%), 7.35%
- 7.75%
,
 02/28/31 ................. 2,767 2,760,147
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.61%
,
 01/18/29 ....... 8,252 8,241,805
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.35% - 9.69%
,
 06/22/29 ............ 2,129 2,130,5 52
Fleetcor Technologies Operating Co. LLC, 1st
Lien Term Loan B, 04/28/28
(o)
......... 3,187 3,181,669
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.00%
,
 04/30/29 ............ 814 680,210
Trans Union LLC, 1st Lien Term Loan B7,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.85% - 7.25%
,
 12/01/28 ....... 3,943 3,938,457
Trans Union LLC, 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.60% - 7.00%
,
 06/11/31 ....... 1,117 1,114,321
27,828,672
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.71% - 8.11%, 08/21/25 ..... 34 34,431
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00%, 01/31/30 ..... 507 506,309
Cushman & Wakefield US Borrower LLC,
1st Lien Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%), 7.85% -
8.25%
,
 01/31/30
(g)
................. 640 639,591
1,180,331
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.35% - 7.09%
,
 07/06/29 ............ 1,045 1,046,546
MKS Instruments, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.17% - 7.48%
,
 08/17/29 ....... 2,198 2,196,151

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.53%
,
 12/04/28 .................. USD 711 $ 708,911
3,951,608
Software — 0.7%
(a)
Applied Systems, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60% - 8.34%
,
 02/24/31 ....... 4,714 4,714,995
Barracuda Networks, Inc., 1st Lien Term Loan,
08/15/29
(o)
...................... 1,010 979,889
Boxer Parent Co., Inc., 1st Lien Term Loan,
07/30/31
(o)
...................... 825 822,797
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.21% - 7.61%
,
 09/21/28 . 2,992 2,989,404
Cloud Software Group, Inc., 1 st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.10% - 9.84%
,
 03/21/31 ....... 1,593 1,596,313
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
 03/30/29 .................. 7,949 7,910,071
DS Admiral Bidco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 9.10% - 9.59%
,
 06/26/31
(g)
...... 1,001 960,960
E2Open LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%), 8.46%
- 8.86%
,
 02/04/28 ................. 398 398,694
Ellucian Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.45% - 8.85%
,
 10/07/29 ....... 3,919 3,927,156
Gen Digital, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.60% - 7.00%
,
 09/12/29 ............ 3,652 3,639,544
Genesys Cloud Services Holdings II LLC,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%), 8.71% -
9.11%
,
 12/01/27 .................. 1,079 1,078,720
Genesys Cloud Services Holdings II LLC,
Facility 1st Lien Term Loan B4, (1-mo. CME
Term SOFR at 0.75% Floor + 3.50%), 8.35%
- 8.75%
,
 12/01/27 ................. 3,503 3,506,643
Helios Software Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.35% - 9.09%
,
 07/18/30 . 684 679,928
Informatica LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.10% - 7.74%
,
 10/27/28 ............ 3,541 3,535,370
McAfee Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45% - 8.49%
,
 03/01/29 ............ 4,476 4,454,513
MH Sub I LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%), 9.10%
- 9.50%
,
 05/03/28 ................. 2,276 2,260,211
MH Sub I LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.50%
,
 02/23/29 ................. 667 653,359
Planview Parent, Inc., 1st Lien Term Loan A,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.35% - 9.09%
,
 12/17/27 ....... 344 344,138
Project Sky Merger Sub, Inc., 1st Lien Term
Loan, 10/09/28
(o)
.................. 2,986 2,900,243
Security
Par (000)
Par (000) Value
Software (continued)
Project Sky Merger Sub, Inc., 2 nd Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.95% - 11.35%
,
 10/10/29 USD 1,397 $ 1,308,528
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.85% - 8.25%
,
 08/31/28 ............ 5,177 5,173,543
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.96% - 8.36%
,
 04/24/28 ............ 3,581 3,473,385
Sabre GLBL, Inc., 1st Lien Term Loan B1,
12/17/27
(o)
...................... 565 525,993
Sabre GLBL, Inc., 1st Lien Term Loan B2
 12/17/27
(o)
...................... 888 826,462
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.95% - 10.35%, 06/30/28 .... 440 416,900
Severin Acquisition LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.25%
,
 08/01/27 ............ 1,568 1,568,150
SS&C Technologies, Inc., 1st Lien Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.85% - 7.25%
,
 05/09/31 ..... 2,763 2,762,342
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.55%
,
 02/10/31 .................. 4,611 4,610,547
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.04%
,
 07/20/28 ............ 286 285,807
VS Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.35%
,
 04/14/31 .................. 3,180 3,178,424
71,483,029
Specialty Retail — 0.1%
(a)
EG America LLC, 1st Lien Term Loan A,
(1-day SOFR at 0.50% Floor + 4.25%),
9.82%
,
 03/31/26
(g)
................. 600 599,562
LS Group Opco Acquisition LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.85% - 8.25%
,
 04/23/31 . 637 636,986
Mavis Tire Express Services Topco Corp.,
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%), 8.35% -
8.75%
,
 05/04/28 .................. 3,238 3,234,419
Murphy USA, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.07%
,
 01/31/28 .................. 758 757,795
Peer Holding III BV, Facility 1st Lien Term Loan
B5, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.60% - 8.33%
,
 06/20/31 ..... 945 946,578
PetSmart, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%), 8.70%
- 9.10%
,
 02/11/28 ................. 1,103 1,092,156
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.46% - 7.86%, 10/20/28 ..... 541 519,412
 10/20/28
(o)
...................... 667 645,780
RVR Dealership Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.50% - 9.10%
,
 02/08/28 . 199 176,210
8,608,898

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00%
,
 03/08/30
(a)
...... USD 426 $ 425,044
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.85% - 7.25%
,
 05/19/28 . 1,129 1,129,115
Core & Main LP, 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.11%
,
 02/10/31 .................. 646 645,755
Core & Main LP, 1st Lien Term Loan D, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.86%
,
 07/27/28 .................. 3,946 3,937,868
Foundation Building Materials, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
 01/29/31 .. 3,224 3,134,708
Gulfside Supply, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.29%
,
 06/17/31 ............ 681 680,067
TMK Hawk Parent Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 10.17%
,
 06/29/29
(g)
........... 1,378 896,025
10,423,538
Transportation Infrastructure — 0.1%
(a)
Brown Group Holding LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.19%
,
 07/01/31 ....... 2,596 2,587,785
Brown Group Holding LLC, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.81% - 8.00%
,
 07/01/ 31 ..... 1,781 1,776,144
KKR Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.71% - 8.11%, 09/22/28 ..... 1,414 1,411,506
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%, 09/22/28 ..... 1,093 1,094,588
OLA Netherlands BV, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 11.60%
,
 12/15/26
(g)
........... 1,251 1,244,803
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.35% - 9.09%
,
 03/18/30 ............ 400 400,572
8,515,398
Wireless Telecommunication Services — 0.0%
(a)
GoGo Intermediate Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.11%
,
 05/01/28 ....... 1,109 1,042,394
SBA Senior Finance II LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
 01/27/31 ....... 1,971 1,971,340
3,013,734
Total Floating Rate Loan Interests — 7.4%
(Cost: $857,136,519) .............................. 823,688,907
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%
,
02/04/25
(c)
...................... 610 604,705
Chile — 0.1%
Banco del Estado de Chile, 2.70%
,
01/09/25
(c)
1,245 1,234,891
Corp. Nacional del Cobre de Chile
Security
Par (000)
Par (000) Value
Chile (continued)
3.63%, 08/01/27
(c)
................. USD 500 $ 486,562
3.75%, 01/15/31
(b)
................. 491 457,858
Empresa Nacional del Petroleo
(b)
6.15%, 05/10/33 .................. 656 696,593
5.95%, 07/30/34 .................. 430 451,715
3,327,619
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50%,
02/18/3021 .................... GBP 886 876,558
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024 .............. EUR 400 459,174
1,335,732
Finland — 0.0%
Finnair OYJ
4.75%, 05/24/29
(c)
................. 1,600 1,786,777
1,786,777
France — 0.1%
Electricite de France SA
(a)(c)(k)
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... 1,200 1,339,119
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 1,800 2,393,871
(5-Year EURIBOR ICE Swap Rate + 3.37%),
2.88% ....................... EUR 600 643,893
(5-Year EUR Swap Annual + 3.20%), 3.00% 1,000 1,061,945
(BPISDS15 + 3.32%), 5.88% ......... GBP 1,400 1,825,096
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ....................... EUR 200 223,642
(5-Year EUR Swap Annual + 3.97%), 3.38% 5,200 5,273,793
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 200 225,652
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 200 273,142
13,260,153
Hungary — 0.0%
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27
(b)
...................... USD 1,201 1,233,655
MVM Energetika Zrt.
(c)
7.50%, 06/09/28 .................. 529 562,559
6.50%, 03/13/31 .................. 935 970,941
2,767,155
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30
(c)
... 1,275 1,176,315
Ireland — 0.1%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a)(c)(k)
................ EUR 6,704 7,534,758
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a)(c)
.. 2,106 2,374,038
Mexico — 0.2%
Petroleos Mexicanos
6.88%, 08/04/26 .................. USD 4,946 4,907,916
8.75%, 06/02/29 .................. 1,255 1,273,061
5.95%, 01/28/31 .................. 2,358 2,034,718
6.70%, 02/16/32 .................. 8,559 7,653,030
10.00%, 02/07/33 ................. 820 867,478
6.75%, 09/21/47 .................. 309 220,935
16,957,138

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Morocco — 0.0%
OCP SA
(b)
6.75%, 05/02/34 .................. USD 1,115 $ 1,194,968
7.50%, 05/02/54 .................. 939 1,018,402
2,213,370
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 .................. 1,225 989,200
5.13%, 08/11/61 .................. 769 610,632
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25 ............... 608 592,496
2,192,328
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 .................. 466 499,459
5.75%, 07/09/34 .................. 1,140 1,192,907
1,692,366
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
5.25%, 07/17/34 .................. 1,870 1,921,593
5.88%, 07/17/64 .................. 798 805,023
2,726,616
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S, 8.25%
,
02/14/29
(c)
...................... 429 451,388
Total Foreign Agency Obligations — 0.5%
(Cost: $59,516,082) ............................... 60,400,458
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 .................. 572 617,183
5.45%, 09/16/32 .................. 480 462,451
1,079,634
Brazil — 0.0%
Federative Republic of Brazil, 7.13%
,
05/13/54 899 931,957
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%
,
03/05/37
(c)
732 732,915
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ........ 1,509 1,176,266
Colombia — 0.0%
Republic of Colombia
3.88%, 03/22/26 .................. EUR 222 246,457
3.25%, 04/22/32 .................. USD 896 721,728
8.00%, 04/20/33 .................. 1,035 1,110,897
8.00%, 11/14/35 .................. 439 467,315
8.75%, 11/14/53 .................. 253 276,941
2,823,338
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
... 553 588,392
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................. 1,109 1,123,902
5.50%, 02/22/29
(b)
................. 557 561,177
5.50%, 02/22/29
(c)
................. 719 724,393
7.05%, 02/03/31
(b)
................. 1,301 1,401,880
4.88%, 09/23/32
(b)
................. 564 537,563
5.30%, 01/21/41
(c)
................. 433 399,442
4,748,357
Security
Par (000)
Par (000) Value
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
................. EUR 649 $ 604,587
6.38%, 04/11/31
(b)
................. 479 447,554
7.63%, 05/29/32
(c)
................. USD 1,050 929,250
1,981,391
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(c)
................. 511 504,357
5.25%, 08/10/29
(b)
................. 767 757,029
7.05%, 10/04/32
(b)
................. 1,076 1,162,080
6.60%, 06/13/36
(b)
................. 544 569,296
2,992,762
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(b)
................. 1,125 1,140,885
5.38%, 09/12/33
(c)
................. EUR 1,109 1,327,100
5.50%, 03/26/36
(b)
................. USD 575 578,594
3,046,579
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
................. 941 941,000
5.88%, 10/17/31
(c)
................. EUR 1,300 1,371,122
8.25%, 01/30/37
(b)
................. USD 403 413,831
2,725,953
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 .................. 601 585,224
4.50%, 04/22/29 .................. 1,066 1,052,675
6.35%, 02/09/35 .................. 382 400,336
4.75%, 03/08/44 .................. 1,096 927,832
4.40%, 02/12/52 .................. 1,516 1,165,425
6.34%, 05/04/53 .................. 963 957,282
5,088,774
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................. 566 524,082
5.95%, 03/08/28
(b)
................. 412 425,650
949,732
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................. 716 693,625
7.63%, 11/28/47
(c)
................. 690 528,066
1,221,691
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
...................... EUR 498 577,559
Oman — 0.0%
Oman Government Bond, 6.50%
,
03/08/47
(c)
. USD 953 1,004,522
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 .................. 1,068 1,167,324
2.25%, 09/29/32 .................. 1,242 959,445
8.00%, 03/01/38 .................. 330 371,745
2,498,514
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 .................. 235 234,875
2.74%, 01/29/33 .................. 526 448,086

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paraguay (continued)
5.60%, 03/13/48 .................. USD 423 $ 404,600
1,087,561
Peru — 0.0%
Republic of Peru
7.35%, 07/21/25 .................. 958 978,099
3.00%, 01/15/34 .................. 1,530 1,309,680
2,287,779
Philippines — 0.0%
Republic of Philippines, 3.70%
,
03/01/41 .... 629 546,532
Poland — 0.0%
Republic of Poland
5.75%, 11/16/32 .................. 867 931,496
5.50%, 04/04/53 .................. 562 576,359
1,507,855
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................. 698 703,043
2.50%, 02/08/30
(c)
................. EUR 1,225 1,229,157
2.12%, 07/16/31
(c)
................. 1,229 1,148,323
3,080,523
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25%, 11/17/51
(c)
................. USD 1,818 1,245,330
5.00%, 01/18/53
(b)
................. 1,520 1,407,900
2,653,230
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
................. 555 592,895
6.00%, 06/12/34
(b)
................. 712 733,004
1,325,899
South Africa — 0.0%
Republic of South Africa, 5.88%
,
04/20/32 ... 924 918,225
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(b)
...................... 871 899,351
Uruguay — 0.0%
Oriental Republic of Uruguay
5.75%, 10/28/34 .................. 595 646,959
5.25%, 09/10/60 .................. 1,002 1,002,000
1,648,959
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38%, 05/29/27 .................. EUR 667 747,576
7.85%, 10/12/28 .................. USD 522 551,036
1,298,612
Total Foreign Government Obligations — 0.5%
(Cost: $50,158,255) ............................... 51,422,862
Shares
Shares
Investment Companies
(p)
iShares Core Dividend Growth ETF ....... 7,547,904 473,178,102
iShares iBoxx $ High Yield Corporate Bond
ETF
(q)
......................... 2,987,634 239,907,010
Total Investment Companies — 6.4%
(Cost: $ 623,299,968) .............................. 713,085,112
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.51%, 11/25/35 USD 1,036 $ 910,491
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 5.53%, 11/25/35 ........... 352 343,001
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.00% Cap +
0.65%), 5.51%, 11/25/35 ........... 41 40,960
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.77%,
06/25/35
(a)
.................... 353 313,116
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 5.59%, 08/25/35
( a)
..... 856 777,312
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.49%, 12/25/35
(a)
............... 156 139,372
Series 2005-63, Class 3A3, 4.64%,
11/25/35
(a)
.................... 1,378 1,263,313
Series 2005-63, Class 5A1, 4.64%,
12/25/35
(a)
.................... 23 22,624
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 39 34,492
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.12%, 02/25/3 6
(a)
......... 3,311 2,960,557
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 599 350,073
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 962 450,169
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 428 178,651
Series 2006-2CB, Class A6, 5.50%, 03/25/36 671 276,233
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,643 1,090,902
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,708 955,467
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 755 411,858
Series 2006-9T1, Class A7, 6.00%, 05/25/36 304 122,509
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.82%,
11/20/46
(a)
.................... 2,875 2,151,844
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,195 511,950
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.85%, 11/25/46
(a)
4,314 3,506,271
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.35%, 11/25/46
(a)
............... 1,854 1,693,743
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.97%, 11/25/46
(a)
......... 6,095 5,475,723
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.35%, 10/25/46
(a)
............... 258 238,469
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.50%, 05/20/46
(a)
............... 1,091 948,319

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.39%, 05/25/36
(a)
............... USD 5,239 $ 4,777,691
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.35%, 07/25/46
(a)
............... 7,624 6,732,969
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,706 770,370
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 378 177,884
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 225 134,932
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 205 128,245
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,137 555,151
Series 2007-19, Class 1A8, 6.00%, 08/25/37 553 270,103
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,041 1,411,811
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 441 217,101
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,148 1,421,150
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 540 243,945
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.22%, 06/25/37
(a)
............... 5,002 4,117,705
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,520 594,560
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.50%, 11/25/47
(a)
......... 1,206 1,015,641
Series 2007-OA3, Cla ss 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.25%, 04/25/47
(a)
............... 7,254 6,538,402
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.31%, 05/25/47
(a)
............... 2,785 2,426,806
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.33%, 06/25/47
(a)
............... 5,672 4,357,760
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 935 546,979
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 6.09%,
10/25/46
(a)
.................... 7,603 6,358,611
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 6.06%, 10/25/46
(a)
......... 4,157 2,759,231
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(f)
.................... 472 414,529
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 250 220,272
Series 2006-D, Class 6A1, 3.97%, 05/20/36 207 171,885
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 5.50%,
06/20/47 ..................... 830 659,040
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44%
Floor and 11.50% Cap + 0.55%), 5.41%,
04/25/36
(a)
...................... 3,248 2,935,265
Bear Stearns Asset-Backed Securities I Trust
(f)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 584 563,165
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... USD 599 $ 616,282
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.31%, 03/25/37 ...... 891 837,462
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.11%, 03/25/37 ...... 1,342 1,231,174
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.37%, 09/25/47 ...... 1,485 1,382 ,310
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 5.24%, 04/25/35
(a)
..... 675 639,821
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.57%,
05/25/35
(a)
.................... 1,958 1,649,176
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.08%, 04/25/46
(a)
......... 2,560 779,150
Series 2007-21, Class 1A1, 6.25%, 02/25/38 135 64,594
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 605 209,612
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 924 320,079
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 . 7,302 7,013,356
Series 2022-3, Class A1, 5.00%, 05/25/67 . 6,372 6,354,486
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 54 48,050
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a)(b)
......... 3,629 3,591,141
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 264 229,270
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.96%, 09/27/37
(a)
............... 2,859 2,312,631
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
.................... 1,313 1,300,850
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 5.35%,
08/25/47
(a)
...................... 9,864 8,276,722
Ellington Financial Mortgage Trust, Series 2021-
2, Class A1, 0.93%, 06/25/66
(a)(b)
....... 1,844 1,547,268
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.02%,
02/25/37
(a)
...................... 786 443,053
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
................ 13,425 13,297,694
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.87%, 05/25/35
(a)
...... 18 15,480
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
5.14%, 02/25/36 ................ 1,826 1,623,520
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 7.12%, 03/25/36 886 810,187
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% C ap + 0.61%), 5.47%, 10/25/35
(a)
. 1,015 893,087
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 562 399,175

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 USD 2,228 $ 689,313
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.39%,
08/25/37 ..................... 90 63,191
Series 2007-AR15, Class 2A1, 3.48%,
08/25/37 ..................... 459 330,596
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 6.11%,
12/25/35 ..................... 244 231,330
Series 2006-1, Class 2A1, 6.13%, 02/25/36 199 194,717
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
.................... 4,000 3,648,345
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(f)
.................... 11,130 10,986,427
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b)(f)
.... 4,339 4,353,146
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/ 24/40
(b)
.... 16,500 15,731,511
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 250 224,215
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 125 103,275
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.41%,
10/25/39
(a)(b)
..................... 138 138,869
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 309 105,820
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 31 24,965
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(f)
..... 13,895 13,477,771
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.79%,
04/25/47
(a)
...................... 184 86,323
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor and 10.50%
Cap + 0.57%), 5.43%, 02/25/36 ...... 393 343,656
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.35%, 06/25/36 ...... 6,531 5,636,139
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.35%, 07/25/46 ...... 8,364 5,954,499
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.33%, 09/25/47 ................ 1,526 1,399,780
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(f)
.............. 9,285 8,956,602
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
......... 2,800 2,838,883
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.87%, 06/25/47 .......... 4,757 3,947,062
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.93%, 07/25/47 .......... 2,488 2,044,579
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.13%, 10/25/36
(f)
USD 996 $ 344,152
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 6.10%, 06/25/46
(a)
......... 2,804 2,191,309
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.97%, 10/25/46
(a)
......... 4,111 3,485,036
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.84%, 12/25/46
(a)
......... 3,582 2,829,342
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.96%, 05/25/47
(a)
......... 2,108 1,774,079
223,709,184
Commercial Mortgage-Backed Securities — 4.1%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.54%, 09/15/34
(a)(b)
1,564 1,446,796
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 6.79%, 07/15/41
(a)
(b)
............................ 1,270 1,271,587
ARES1, Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
6.29%, 10/15/34
(a)(b)
................ 13,280 13,246,800
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.37%, 04/15/35
(a)(b)
..... 3,467 3,405,251
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1 .95%
Floor + 2.25%), 7.34%, 12/15/36
(a)(b)
..... 3,624 3,406,560
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.64%, 11/15/32 ................ 3,225 3,218,135
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.14%, 11/15/32 ................ 3,965 3,956,748
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
7.45%, 08/15/39
(a)(b)
................ 17,580 17,640,602
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.58%), 5.43%,
08/25/35 ..................... 1,973 1,916,064
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 5.45%, 11/25/35 ........... 475 462,046
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 5.30%,
03/25/37 ..................... 1,474 1,419,462
Series 2007-3, Cla ss A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 5.40%,
07/25/37 ..................... 2,419 2,296,602
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.64%,
09/25/37 ..................... 594 568,145

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR at 0.00% Floor + 1.61%),
6.47%, 12/25/37 ................ USD 1,417 $ 1,250,334
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a)(b)
.......... 1,140 929,525
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16% , 11/05/36
(a)(b)
................ 2,672 2,656,233
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.10%, 08/19/38
(a)(b)
................ 2,860 2,867,123
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.99%, 07/15/41
(a)(b)
.......... 2,830 2,830,000
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.91%, 10/15/35
(a)(b)
................ 2,4 33 128,237
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 6.47%,
06/15/41
(a)(b)
..................... 4,710 4,701,169
BOCA Commercial Mortgage Trust, Series
2024-BOCA, Class A, (1-mo. CME Term
SOFR at 1.92% Floor + 1.92%), 7.02%,
08/15/41
(a)(b)
..................... 5,905 5,904,998
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
8.81%, 09/15/38
(a)(b)
................ 4,495 4,433,194
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
............... 3,600 3,177,094
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.12%, 02/15/33 ................ 12,383 12,228,874
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.36%, 02/15/33 ................ 7,261 7,197,878
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.46%, 02/15/33 ................ 4,795 4,789,305
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.01%, 06/15/38 ................ 4,321 4,257,333
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.01%, 05/15/38 ................ 7,444 7,350,769
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.46%,
10/15/38 ..................... 6,300 6,225,187
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.86%,
12/09/40 ..................... 3,191 3,201,288
Series 2024-AIR2, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.59%, 10/15/41 ................ 9,300 9,300,000
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.79%, 08/15/39 ................ 19,290 19,314,113
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.54%,
02/15/39 ..................... 4,170 4,166,581
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.54%,
02/15/39 ..................... 9,295 9,295,326
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.49%,
03/15/41 ..................... 5,954 5,954,572
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
(a)(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 6.19%,
05/15/35 ..................... USD 2,050 $ 2,048,078
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.01%, 02/15/36 ................ 1,880 1,871,187
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.21%, 02/15/36 ................ 1,765 1,673,371
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.21%, 02/15/36 ................ 5,638 5,346,105
Series 2021-MFM1, Class E , (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.46%, 01/15/34 ................ 3,276 3,222,765
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.21%, 01/15/34 ................ 5,068 4,975,442
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.26%, 08/15/39 ................ 9,569 9,569,315
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.16%, 08/15/43 ................ 4,907 4,893,539
Series 2022-LBA6, Class A, ( 1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.10%, 01/15/39 ................ 6,710 6,668,063
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.95%, 01/15/39 ................ 2,180 2,162,287
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.79%, 05/15/38 ................ 8,500 8,531,875
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.59%, 07/15/29 ................ 8,980 8,980,000
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 2,800 2,406,232
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 2,835,856
Citigroup Commercial Mortgage Trust
(a)
Series 2016-C1, Class C, 5.10%, 05/10/49 2,870 2,771,868
Series 2016-GC37, Class C, 5.08%,
04/10/49 ..................... 2,640 2,222,551
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.54%,
08/15/36
(a)(b)
..................... 8,900 8,838,833
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.54%,
08/10/30
(b)
.................... 2,245 1,877,005
Series 2015-CR23, Class B, 4.18%,
05/10/48 ..................... 9,520 9,167,669
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
.................... 3,200 2,575,205
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.92%, 06/15/41
(b)
............... 4,380 4,362,206
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
8.54%, 02/15/25
(a)(b)(g)
............... 8,800 8,587,542
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.98%,
08/15/34
(a)(b)
..................... 7,910 7,896,870
DBUBS Mortgage Trust, Series 2017-BRBK,
Class E, 3.65%, 10/10/34
(a)(b)
.......... 4,073 3,975,691

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
EQT Trust, Series 2024-EXTR, Clas s A, 5.33%,
07/05/41
(a)(b)
..................... USD 9,400 $ 9,623,331
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.46%, 07/15/38 ................ 2,674 2,679,164
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.06%, 07/15/38 ................ 5,854 5,854,102
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.79%, 05/15/41 . 7,190 7,190,000
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.64%, 03/15/39 ................ 5,660 5,647,619
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,440,755
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.55%,
07/10/48 ..................... 1,075 1,038,497
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.79%, 11/15/27
(b)
............... 4,700 4,707,123
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.19%, 03/15/28
(b)
............... 8,480 8,495,900
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(b)
.................... 8,600 8,688,152
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a)(b)
... 3,150 2,910,628
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.79%, 10/15/41
(a)(b)
................ 2,510 2,503,514
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 6.64%, 05/15/37
(a)(b)
1,525 1,522,141
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 6.36%, 10/ 15/36
(a)(b)
..... 7,000 6,784,116
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.34%, 10/15/39
(a)(b)
3,200 3,197,000
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38 4,787 4,519,809
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,409 1,842,884
Series 2024-OMNI, Class A, 5.80%,
10/05/39 ..................... 4,710 4,825,604
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 6.70%, 06/15/39
(a)(b)
7,860 7,845,284
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
6.69%, 06/15/26
(a)(b)
................ 4,730 4,730,000
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
CME Term SOFR at 2.75% Floor + 2.86%),
7.96%, 10/15/38
(a)(b)
................ 920 918, 981
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.16%, 07/15/38
(a)(b)
1,277 1,262,367
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.01%, 07/15/51 1,440 1,329,468
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
2,112 1,340,211
MTK Mortgage Trust, Series 2021-GRNY, Class
A, (1-mo. CME Term SOFR at 1.75% Floor +
1.86%), 6.96%, 12/15/38
(a)(b)
.......... 2,360 2,329,268
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
7.09%, 08/15/29
(a)(b)
................ USD 8,390 $ 8,426,856
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 4.08%, 05/10/39
(a)(b)
.......... 4,300 3,107,203
PFP Ltd., Series 2022 -9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 7.37%,
08/19/35
(a)(b)
..................... 3,757 3,769,661
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 9.56%, 07/15/38
(a)
(b)
............................ 1,400 364,467
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
6.74%, 04/15/37
(a)(b)
................ 540 536,625
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
7.05%, 10/15/41
(a)(b)
................ 6,600 6,600,000
SREIT Trust, Series 2021-MFP2, Class A,
(1-mo. CME Term SOFR at 0.82% Floor +
0.94%), 6.03%, 11/15/36
(a )(b)
.......... 4,710 4,680,562
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR at 2.19% Floor + 2.19%), 7.28%,
05/15/37
(a)(b)
..................... 4,250 4,260,625
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
6.06%, 03/1 5/38
(a)(b)
................ 1,821 1,815,230
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 . 5,351 4,196,869
Series 2023-3, Class M2, 8.27%, 08/25/53 . 1,240 1,266,793
Series 2023-3, Class M3, 9.32%, 08/25/53 . 1,240 1,276,323
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.65%,
09/15/57 ..................... 1,600 1,555,272
Series 2016-C37, Class C, 4.61%, 12/15/49 2,803 2,658,900
Series 2016-LC25, Class C, 4.47%, 12/15/59 8,320 7,597,907
Series 2016-NXS5, Class B, 5.11%,
01/15/59 ..................... 1,875 1,805,814
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.89%,
11/15/27
(a)(b)
..................... 3,005 3,014,391
454,032,902
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.03%,
08/10/35 ..................... 68,633 1,308,146
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ..................... 35,000 185,291
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39
(b)
...................... 375,000 10,988
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.82%,
09/10/47
(b)
.................... 12,675 11,394
Series 2015-CR25, Class XA, 0.93%,
08/10/48 ..................... 11,071 42,979
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.54%, 09/15/47 712 7
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 526,063
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.99%, 03/10/50
(b)
..... 31,585 460,135

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.45%,
10/15/48
(b)
...................... USD 12,675 $ 142,982
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.75%, 03/15/49
(b)
..... 13,600 259,014
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%, 04/10/37 40,610 217,694
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 37,017
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.38%,
08/15/49
(b)
.................... 11,784 224,830
Series 2016-LC25, Class XA, 0.96%,
12/15/59 ..................... 18,025 243,535
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.53%, 05/15/47 ... 46,004 442
3,670,517
Total Non-Agency Mortgage-Backed Securities — 6.2%
(Cost: $698,629,693) .............................. 681,412,603
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.1%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 5,600 6,288,621
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 381 387,857
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 315 319,880
6,996,358
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70%
(a)(k)
... 306 299,461
Electric Utilities — 0.0%
(a)(k)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 738 730,689
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 517 505,155
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 536 604,589
1,840,433
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(k)
...................... 696 710,480
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Mat urity + 5.69%), 6.50%
(a)(k)
.......... 385 384,079
Total Capital Trusts — 0.1%
(Cost: $10,090,466) ............................... 10,230,811
Security
Shares
Shares Value
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 29,564 $ 2,779,011
Total Preferred Stocks — 0.0%
(Cost: $2,340,777) ............................... 2,779,011
Total Preferred Securities — 0.1%
(Cost: $12,431,243) ............................... 13,009,822
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
................ USD 4,627 4,185,234
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $4,535,455) ............................... 4,185,234
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38%, 01/15/25 .................. 57,030 56,651,974
U.S. Treasury Inflation Linked Notes ,
0.25%, 01/15/25 .................. 58,222 57,507,061
Total U.S. Treasury Obligations — 1.0%
(Cost: $114,931,821) .............................. 114,159,035
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)
(g)
............................ 1,841 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
..... 1,489 24,971
Total Warrants — 0.0%
(Cost: $—) ..................................... 24,971
Total Long-Term Investments — 95.1%
(Cost: $10,025,008,924) ............................ 10,530,382,846

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.3%
(p)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(s)
.................. 242,304,466 $ 242,498,310
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.83% .................... 571,110,533 571,110,533
Total Short-Term Securities — 7.3%
(Cost: $813,532,704) .............................. 813,608,843
Total Investments — 102.4%
(Cost: $ 10,838,541,628 ) ............................ 11,343,991,689
Liabilities in Excess of Other Assets — (2.4)% ............. (265,246,802)
Net Assets — 100.0% ...............................
$ 11,078,744,887
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,174,685, representing 0.08% of its net assets as of period end, and an original cost of $8,346,059.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 239,879,166 $ 2,527,370
(a)
$ — $ 29,948 $ 61,826 $ 242,498,310 242,304,466 $ 143,023
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 794,650,648 — (223,540,115)
(a)
— — 571,110,533 571,110,533 7,199,440 —
iShares Core Dividend Growth
ETF ................ 546,658,635 — (93,508,886) 4,430,003 15,598,350 473,178,102 7,547,904 3,042,417 —
iShares Core S&P 500 ETF
(c)
. 221,024,780 — (221,308,799) 3,646,604 (3,362,585) — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 234,648,774 — — — 5,258,236 239,907,010 2,987,634 2,355,866 —
$ 8,106,555 $ 17,555,827 $ 1,526,693,955 $ 12,740,746 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,816 12/06/24 $ 723,297 $ 9,822,395
U.S. Treasury 10-Year Note ................................................... 9,336 12/19/24 1,067,805 3,383,936
MSCI Emerging Markets Index ................................................. 44 12/20/24 2,580 160,342
S&P 500 E-Mini Index ....................................................... 517 12/20/24 150,298 2,353,276
U.S. Treasury 5-Year Note .................................................... 15,609 12/31/24 1,716,258 4,461,306
20,181,255
Short Contracts
GBP Currency ............................................................ 3,763 12/16/24 314,540 (7,950,918)
JPY Currency ............................................................ 347 12/16/24 30,495 478,280
U.S. Treasury Long Bond ..................................................... 7 12/19/24 870 2,613
U.S. Treasury Ultra Bond ..................................................... 1 12/19/24 133 (275)
(7,470,300)
$ 12,710,955
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AED 44,000 USD 11,980 Citibank NA 10/15/24 $ —
AED 262,000 USD 71,332 UBS AG 10/15/24 —
AUD 692,000 USD 459,064 Bank of New York Mellon 10/15/24 19,455
AUD 676,000 USD 463,240 Deutsche Bank AG 10/15/24 4,215
AUD 1,979,000 USD 1,312,548 UBS AG 10/15/24 55,934
AUD 785,000 USD 520,572 Westpac Banking Corp. 10/15/24 22,257
CAD 2,623,000 USD 1,932,415 Bank of America NA 10/15/24 7,613
CAD 952,000 USD 699,452 Deutsche Bank AG 10/15/24 4,668
CAD 26,000 USD 19,058 UBS AG 10/15/24 172
CAD 8,000 USD 5,843 Westpac Banking Corp. 10/15/24 74
CHF 1,598,000 USD 1,883,766 Bank of America NA 10/15/24 7,326
EUR 41,000 USD 45,157 Barclays Bank plc 10/15/24 508
EUR 7,723,000 USD 8,578,334 UBS AG 10/15/24 23,338
GBP 1,334,000 USD 1,756,476 Bank of America NA 10/15/24 27,006
GBP 412,000 USD 532,954 Bank of New York Mellon 10/15/24 17,866
GBP 493,000 USD 657,548 UBS AG 10/15/24 1,565
HKD 6,757,000 USD 867,150 Bank of America NA 10/15/24 2,172
HKD 346,000 USD 44,492 Bank of New York Mellon 10/15/24 23
HKD 5,499,000 USD 706,301 UBS AG 10/15/24 1,173
KRW 1,042,586,000 USD 757,892 Citibank NA 10/15/24 33,101
NZD 2,732,000 USD 1,710,239 Bank of America NA 10/15/24 25,433
NZD 3,694,000 USD 2,261,282 Westpac Banking Corp. 10/15/24 85,561
SGD 435,000 USD 323,459 Bank of America NA 10/15/24 15,224
USD 1,746,403 AED 6,412,000 Citibank NA 10/15/24 676
USD 2,434,440 AUD 3,511,000 Deutsche Bank AG 10/15/24 6,577
USD 8,235,620 CAD 11,111,000 Bank of New York Mellon 10/15/24 17,681
USD 4,250,708 CAD 5,724,000 Barclays Bank plc 10/15/24 17,112
USD 1,031,898 CAD 1,391,000 Westpac Banking Corp. 10/15/24 3,084
USD 565,465 CHF 475,000 Barclays Bank plc 10/15/24 3,345
USD 2,374 CHF 2,000 Westpac Banking Corp. 10/15/24 7
USD 4,058,136 EUR 3,627,000 Bank of New York Mellon 10/15/24 18,480
USD 5,209,257 EUR 4,676,000 Barclays Bank plc 10/15/24 1,253
USD 4,086,776 EUR 3,654,000 Deutsche Bank AG 10/15/24 17,048
USD 2,983,131 GBP 2,224,000 Barclays Bank plc 10/15/24 9,770
USD 537,830 HKD 4,179,000 Bank of New York Mellon 10/15/24 180
USD 1,453,842 JPY 207,185,000 Bank of New York Mellon 10/15/24 9,538
USD 52,749 JPY 7,462,000 UBS AG 10/15/24 731

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 792,019 NZD 1,244,000 Bank of New York Mellon 10/15/24 $ 1,691
EUR 59,040 USD 64,133 Canadian Imperial Bank of Commerce 10/17/24 1,630
USD 430,775 EUR 385,546 Toronto Dominion Bank 12/18/24 236
USD 298,244 GBP 223,000 Toronto Dominion Bank 12/18/24 157
463,880
AED 497,000 USD 135,337 Bank of America NA 10/15/24 (24)
AED 513,000 USD 139,688 Barclays Bank plc 10/15/24 (19)
AED 2,618,000 USD 712,894 Citibank NA 10/15/24 (120)
AED 1,672,000 USD 455,327 Deutsche Bank AG 10/15/24 (110)
AED 1,195,000 USD 325,369 UBS AG 10/15/24 (19)
AUD 5,510,000 USD 3,818,550 Bank of America NA 10/15/24 (8,375)
CAD 10,122,000 USD 7,493,504 Bank of America NA 10/15/24 (7,052)
CAD 11,109,000 USD 8,234,348 Bank of New York Mellon 10/15/24 (17,888)
CAD 121,000 USD 89,656 Deutsche Bank AG 10/15/24 (162)
CAD 100,000 USD 74,416 UBS AG 10/15/24 (454)
CAD 9,028,000 USD 6,698,721 Westpac Banking Corp. 10/15/24 (21,414)
CHF 1,074,000 USD 1,279,211 UBS AG 10/15/24 (8,227)
CHF 469,000 USD 555,924 Westpac Banking Corp. 10/15/24 (904)
EUR 90,000 USD 100,396 Bank of New York Mellon 10/15/24 (156)
EUR 88,000 USD 98,586 Barclays Bank plc 10/15/24 (574)
EUR 6,670,000 USD 7,460,530 UBS AG 10/15/24 (31,662)
GBP 1,992,000 USD 2,670,253 Bank of America NA 10/15/24 (7,062)
GBP 863,000 USD 1,155,192 UBS AG 10/15/24 (1,410)
HKD 5,865,000 USD 755,182 Barclays Bank plc 10/15/24 (620)
JPY 469,851,000 USD 3,288,548 Bank of America NA 10/15/24 (13,178)
JPY 350,063,000 USD 2,440,989 Barclays Bank plc 10/15/24 (671)
NZD 1,897,000 USD 1,205,801 Westpac Banking Corp. 10/15/24 (614)
USD 105,907 AED 389,000 UBS AG 10/15/24 (2)
USD 689,963 AUD 1,017,000 Bank of New York Mellon 10/15/24 (13,294)
USD 2,448,886 AUD 3,553,000 Deutsche Bank AG 10/15/24 (8,020)
USD 1,874,578 AUD 2,777,000 Westpac Banking Corp. 10/15/24 (45,722)
USD 950,437 CAD 1,302,000 Bank of America NA 10/15/24 (12,551)
USD 11,259,497 CAD 15,312,000 Bank of New York Mellon 10/15/24 (65,593)
USD 1,062,243 CHF 901,000 Bank of America NA 10/15/24 (4,011)
USD 585,780 CHF 495,000 Bank of New York Mellon 10/15/24 (9)
USD 3,938,526 CHF 3,412,000 Barclays Bank plc 10/15/24 (99,274)
USD 223,821 CHF 197,000 Deutsche Bank AG 10/15/24 (9,310)
USD 16,016 CHF 14,000 Westpac Banking Corp. 10/15/24 (551)
USD 400,873 EUR 369,000 Bank of New York Mellon 10/15/24 (10,110)
USD 454,592 EUR 416,000 Deutsche Bank AG 10/15/24 (8,738)
USD 4,545,770 GBP 3,467,000 Barclays Bank plc 10/15/24 (89,411)
USD 839,788 GBP 652,000 Deutsche Bank AG 10/15/24 (31,899)
USD 1,777,338 GBP 1,348,000 UBS AG 10/15/24 (24,861)
USD 1,670 HKD 13,000 Bank of America NA 10/15/24 (3)
USD 321,076 HKD 2,502,000 Bank of New York Mellon 10/15/24 (819)
USD 538,904 HKD 4,191,000 Barclays Bank plc 10/15/24 (289)
USD 1,658,935 JPY 239,567,000 Bank of America NA 10/15/24 (11,106)
USD 2,716,378 JPY 411,105,000 Bank of New York Mellon 10/15/24 (149,470)
USD 485,376 JPY 73,563,000 Barclays Bank plc 10/15/24 (27,438)
USD 648,217 JPY 102,342,000 Deutsche Bank AG 10/15/24 (65,218)
USD 2,426,735 NZD 3,861,000 Barclays Bank plc 10/15/24 (26,205)
USD 483,466,153 EUR 437,290,000 Deutsche Bank AG 10/16/24 (3,599,142)
USD 124,836,309 EUR 112,940,000 Standard Chartered Bank 10/16/24 (959,283)
USD 132,394,969 GBP 101,280,000 Deutsche Bank AG 10/16/24 (3,010,540)
USD 7,382,318 EUR 6,734,189 Deutsche Bank AG 10/17/24 (118,760)
USD 220,762 EUR 203,224 HSBC Bank plc 10/17/24 (5,605)
USD 706,730 EUR 633,000 Barclays Bank plc 12/18/24 (141)
USD 174,292 EUR 156,145 JPMorgan Chase Bank NA 12/18/24 (75)
USD 6,838,419 EUR 6,125,000 Toronto Dominion Bank 12/18/24 (1,366)
USD 509,160 GBP 388,000 Barclays Bank plc 12/18/24 (9,485)
USD 12,746,672 GBP 9,714,000 Canadian Imperial Bank of Commerce 12/18/24 (238,173)
USD 165,035 GBP 125,061 Goldman Sachs International 12/18/24 (2,136)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 88,859 GBP 67,259 Toronto Dominion Bank 12/18/24 $ (1,047)
(8,770,372)
$ (8,306,492)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5.00 % Quarterly 06/20/29 USD 6,950 $ (549,480) $ (448,889) $ (100,591)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1.00 Quarterly 12/20/29 USD 69,400 (1,572,801) (1,572,212) (589)
$ (2,122,281) $ (2,021,101) $ (101,180)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1.00 % Quarterly 06/20/29 BBB USD 1,380 $ 19,282 $ 22,396 $ (3,114)
Verizon Communications,
Inc. ............. 1.00 Quarterly 06/20/29 BBB+ USD 7,197 150,253 133,370 16,883
$ 169,535 $ 155,766 $ 13,769
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
DR Horton, Inc. ........... 1.00 % Quarterly Bank of America NA 12/20/29 USD 1,520 $ (38,061) $ (35,310) $ (2,751)
Matterhorn Telecom SA ...... 5.00 Quarterly Goldman Sachs International 12/20/29 EUR 1,473 (211,998) (201,340) (10,658)
$ – $ – $ –
$ (250,059) $ (236,650) $ (13,409)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 19,402 $ 15,410 $ 3,992
ADLER Real Estate GmbH 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 800 (5,595) (22,344) 16,749
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 32,552 9,052 23,500
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,090 117,911 150,622 (32,711)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5.00 % Quarterly Bank of America NA 12/20/27 NR EUR 304 $ 1,110 $ (43,744) $ 44,854
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 667 (25,439) 26,106
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 1,876 (71,505) 73,381
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 NR EUR 149 543 (21,360) 21,903
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 1,139 (44,506) 45,645
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 826 (32,218) 33,044
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 650 12,427 8,934 3,493
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,868 2,276 592
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,868 2,283 585
Broadcom, Inc. ....... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 655 16,114 13,735 2,379
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 18,595 18,550 45
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 18,595 18,431 164
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 43,340 44,218 (878)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 48,919 49,617 (698)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 20,597 21,004 (407)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 30,958 31,046 (88)
Forvia SE ........... 5.00 Quarterly Barclays Bank plc 06/20/29 BB EUR 828 66,334 103,160 (36,826)
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 913 73,144 100,896 (27,752)
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 2,097 2,166 (69)
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 1,384 1,312 72
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 1,394 1,195 199
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 2,097 1,534 563
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 650 6,616 5,929 687
Freeport-McMoRan, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 218 2,219 2,103 116
Freeport-McMoRan, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 147 1,496 986 510
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 238 4,586 4,889 (303)
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 48 925 865 60
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 236 4,547 4,534 13
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 118 2,274 2,214 60
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 209 (51,232) (48,373) (2,859)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 313 (76,847) (84,102) 7,255
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 4,389 4,979 (590)
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 6,116 7,236 (1,120)
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 75 1,502 1,479 23
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 122 2,443 2,445 (2)
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 243 4,866 4,876 (10)
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 238 4,766 4,997 (231)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 485 28,909 16,556 12,353
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 272 16,942 9,679 7,263
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 281 4,402 4,362 40
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 6,157 6,902 (745)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Williams Cos., Inc. (The) . 1.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 716 $ 11,217 $ 12,267 $ (1,050)
$ 518,455 $ 299,148 $ 219,307
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 1,960 $ 39,051 $ (262) $ 39,313
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 8,040 151,587 (1,076) 152,663
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 4,000 110,187 (7,493) 117,680
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 03/20/25 USD 13,000 15,870 (154,884) 170,754
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 23,000 28,676 (281,036) 309,712
$ 345,371 $ (444,751) $ 790,122
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.16%

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,634,136,237 $ — $ 1,634,136,237
Common Stocks
Aerospace & Defense .................................... 44,146,243 28,233,467 — 72,379,710
Automobile Components .................................. 8,830,034 — — 8,830,034
Automobiles .......................................... 5,338,067 — — 5,338,067
Banks ............................................... 91,499,957 49,516,270 94 141,016,321
Beverages ........................................... 30,352,394 27,833,279 — 58,185,673
Biotechnology ......................................... 25,003,930 — — 25,003,930
Broadline Retail ........................................ 15,531,503 — — 15,531,503
Building Products ....................................... 34,794,907 9,797,770 — 44,592,677
Capital Markets ........................................ 58,279,515 9,523,428 — 67,802,943
Chemicals ............................................ 23,137,922 27,022,137 — 50,160,059
Commercial Services & Supplies ............................. 16,381,633 — — 16,381,633
Communications Equipment ................................ 11,210,953 — — 11,210,953
Construction & Engineering ................................ 1,198,420 9,048,592 — 10,247,012
Construction Materials .................................... — 3,447,525 — 3,447,525
Consumer Finance ...................................... 5,086,029 — — 5,086,029
Consumer Staples Distribution & Retail ........................ 21,335,599 — — 21,335,599
Containers & Packaging .................................. 22,631,240 — — 22,631,240
Distributors ........................................... 1,720,672 — — 1,720,672
Diversified REITs ....................................... 2,669,574 11,786,395 — 14,455,969
Diversified Telecommunication Services ........................ 34,785,534 30,412,325 — 65,197,859
Electric Utilities ........................................ 115,998,131 16,321,474 — 132,319,605
Electrical Equipment ..................................... 46,741,285 4,982,981 — 51,724,266
Electronic Equipment, Instruments & Components ................. 14,561,690 2,622,594 — 17,184,284
Energy Equipment & Services .............................. 26,624,769 — — 26,624,769
Entertainment ......................................... 7,695,843 — — 7,695,843
Financial Services ...................................... 43,048,019 — 643,435 43,691,454
Food Products ......................................... 44,290,269 — — 44,290,269
Gas Utilities ........................................... — 1,790,638 — 1,790,638
Ground Transportation ................................... 55,521,943 2,449,888 — 57,971,831
Health Care Equipment & Supplies ........................... 28,068,819 5,425,201 — 33,494,020
Health Care Providers & Services ............................ 124,610,483 387,807 — 124,998,290
Health Care REITs ...................................... 24,194,345 8,416,331 — 32,610,676
Hotels, Restaurants & Leisure .............................. 4,882,089 — — 4,882,089
Household Durables ..................................... 13,496,669 19,196,735 — 32,693,404
Household Products ..................................... — 4,538,521 — 4,538,521
Independent Power and Renewable Electricity Producers ............ 3,381,316 — — 3,381,316
Industrial Conglomerates .................................. — 5,560,839 — 5,560,839
Industrial REITs ........................................ 25,957,610 13,954,934 — 39,912,544
Insurance ............................................ 51,233,803 32,547,046 — 83,780,849
Interactive Media & Services ............................... 58,498,131 — — 58,498,131
IT Services ........................................... 46,489,466 5,922,855 — 52,412,321
Leisure Products ....................................... 5,857,341 — — 5,857,341
Life Sciences Tools & Services .............................. 6,532,126 — — 6,532,126
Machinery ............................................ 40,501,177 15,540,610 — 56,041,787
Media ............................................... 20,169,073 7,469,154 843,744 28,481,971
Metals & Mining ........................................ 15,865,213 — 65 15,865,278
Multi-Utilities .......................................... 67,493,666 16,008,391 — 83,502,057
Office REITs .......................................... 7,879,206 — — 7,879,206
Oil, Gas & Consumable Fuels ............................... 104,105,313 50,565,171 45 154,670,529
Personal Care Products .................................. — 5,689,057 — 5,689,057
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ 16,530,483 $ 122,290,339 $ — $ 138,820,822
Professional Services .................................... 40,672,172 33,631,771 — 74,303,943
Real Estate Management & Development ....................... — 16,014,316 — 16,014,316
Residential REITs ....................................... 19,707,107 4,193,343 — 23,900,450
Retail REITs .......................................... — 9,315,644 — 9,315,644
Semiconductors & Semiconductor Equipment .................... 67,068,977 43,336,866 — 110,405,843
Software ............................................. 120,769,364 3,371,748 — 124,141,112
Specialized REITs ...................................... 93,531,916 — — 93,531,916
Specialty Retail ........................................ 36,322,402 3,955,737 — 40,278,139
Technology Hardware, Storage & Peripherals .................... 41,397,224 24,816,673 — 66,213,897
Textiles, Apparel & Luxury Goods ............................ 4,640,646 38,897,202 — 43,537,848
Tobacco ............................................. 20,133,219 13,428,934 — 33,562,153
Trading Companies & Distributors ............................ 5,128,099 — — 5,128,099
Transportation Infrastructure ............................... 5,043,621 52,049,673 — 57,093,294
Water Utilities ......................................... 5,944,717 2,773,065 — 8,717,782
Wireless Telecommunication Services ......................... 1,033,029 3,064,319 3 4,097,351
Corporate Bonds
Aerospace & Defense .................................... — 45,873,481 — 45,873,481
Air Freight & Logistics .................................... — 718,116 — 718,116
Automobile Components .................................. — 33,861,321 — 33,861,321
Automobiles .......................................... — 18,680,053 — 18,680,053
Banks ............................................... — 408,803,705 — 408,803,705
Beverages ........................................... — 5,043,424 — 5,043,424
Biotechnology ......................................... — 18,042,073 — 18,042,073
Broadline Retail ........................................ — 7,308,387 — 7,308,387
Building Products ....................................... — 16,912,338 — 16,912,338
Capital Markets ........................................ — 123,686,953 — 123,686,953
Chemicals ............................................ — 48,612,542 — 48,612,542
Commercial Services & Supplies ............................. — 42,364,149 — 42,364,149
Communications Equipment ................................ — 3,991,002 — 3,991,002
Construction & Engineering ................................ — 11,604,124 — 11,604,124
Consumer Finance ...................................... — 24,198,662 — 24,198,662
Consumer Staples Distribution & Retail ........................ — 18,813,296 — 18,813,296
Containers & Packaging .................................. — 36,386,517 — 36,386,517
Distributors ........................................... — 2,012,643 — 2,012,643
Diversified Consumer Services .............................. — 7,611,865 — 7,611,865
Diversified REITs ....................................... — 10,130,551 — 10,130,551
Diversified Telecommunication Services ........................ — 73,671,157 — 73,671,157
Electric Utilities ........................................ — 72,654,111 — 72,654,111
Electrical Equipment ..................................... — 456,185 — 456,185
Electronic Equipment, Instruments & Components ................. — 1,632,211 — 1,632,211
Energy Equipment & Services .............................. — 12,254,233 — 12,254,233
Entertainment ......................................... — 8,964,784 — 8,964,784
Financial Services ...................................... — 57,871,751 8,264,580 66,136,331
Food Products ......................................... — 10,679,853 — 10,679,853
Gas Utilities ........................................... — 2,418,734 — 2,418,734
Ground Transportation ................................... — 24,263,199 — 24,263,199
Health Care Equipment & Supplies ........................... — 19,544,786 — 19,544,786
Health Care Providers & Services ............................ — 44,194,332 — 44,194,332
Health Care REITs ...................................... — 11,156,314 — 11,156,314
Hotel & Resort REITs .................................... — 4,554,810 — 4,554,810
Hotels, Restaurants & Leisure .............................. — 70,025,047 — 70,025,047
Household Durables ..................................... — 5,901,387 — 5,901,387
Household Products ..................................... — 472,563 — 472,563
Independent Power and Renewable Electricity Producers ............ — 9,835,791 — 9,835,791
Industrial Conglomerates .................................. — 3,042,277 — 3,042,277
Industrial REITs ........................................ — 1,107,503 — 1,107,503
Insurance ............................................ — 64,070,603 — 64,070,603
Interactive Media & Services ............................... — 4,866,294 — 4,866,294
IT Services ........................................... — 10,195,734 — 10,195,734
Life Sciences Tools & Services .............................. — 992,874 — 992,874
Machinery ............................................ — 19,520,488 — 19,520,488
Marine Transportation .................................... — 2,049,402 — 2,049,402
Media ............................................... — 44,942,825 — 44,942,825
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Metals & Mining ........................................ $ — $ 27,293,206 $ — $ 27,293,206
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,276,572 — 1,276,572
Multi-Utilities .......................................... — 19,125,268 — 19,125,268
Oil, Gas & Consumable Fuels ............................... — 103,039,469 — 103,039,469
Paper & Forest Products .................................. — 6,627,043 — 6,627,043
Passenger Airlines ...................................... — 4,050,930 — 4,050,930
Personal Care Products .................................. — 599,267 — 599,267
Pharmaceuticals ....................................... — 62,701,880 — 62,701,880
Professional Services .................................... — 6,787,805 — 6,787,805
Real Estate Management & Development ....................... — 23,972,664 — 23,972,664
Residential REITs ....................................... — 3,800,870 — 3,800,870
Retail REITs .......................................... — 4,065,613 — 4,065,613
Semiconductors & Semiconductor Equipment .................... — 22,335,071 732,453 23,067,524
Software ............................................. — 49,187,215 — 49,187,215
Specialized REITs ...................................... — 13,299,360 — 13,299,360
Specialty Retail ........................................ — 26,331,496 — 26,331,496
Technology Hardware, Storage & Peripherals .................... — 2,922,194 — 2,922,194
Textiles, Apparel & Luxury Goods ............................ — 2,782,663 — 2,782,663
Tobacco ............................................. — 8,457,527 — 8,457,527
Trading Companies & Distributors ............................ — 14,799,119 — 14,799,119
Transportation Infrastructure ............................... — 1,648,853 — 1,648,853
Wireless Telecommunication Services ......................... — 67,287,571 — 67,287,571
Equity-Linked Notes ...................................... — 1,736,932,415 — 1,736,932,415
Fixed Rate Loan Interests
Financial Services ...................................... — — 13,363,265 13,363,265
Health Care Technology .................................. — 1,017,803 — 1,017,803
Media ............................................... — 1,967,655 — 1,967,655
Floating Rate Loan Interests
Aerospace & Defense .................................... — 26,492,411 — 26,492,411
Automobile Components .................................. — 11,596,129 — 11,596,129
Automobiles .......................................... — 1,774,184 — 1,774,184
Beverages ........................................... — 4,430,860 — 4,430,860
Biotechnology ......................................... — 3,767,827 — 3,767,827
Broadline Retail ........................................ — 6,471,654 — 6,471,654
Building Products ....................................... — 7,644,537 1,137,000 8,781,537
Capital Markets ........................................ — 21,452,951 680,149 22,133,100
Chemicals ............................................ — 31,610,958 — 31,610,958
Commercial Services & Supplies ............................. — 32,226,596 1,728,996 33,955,592
Communications Equipment ................................ — 3,696,838 — 3,696,838
Construction & Engineering ................................ — 8,876,054 679,616 9,555,670
Construction Materials .................................... — 12,147,652 526,278 12,673,930
Consumer Staples Distribution & Retail ........................ — 2,458,180 14,456,470 16,914,650
Containers & Packaging .................................. — 7,899,383 — 7,899,383
Distributors ........................................... — 1,618,996 — 1,618,996
Diversified Consumer Services .............................. — 13,628,467 — 13,628,467
Diversified Telecommunication Services ........................ — 15,744,061 — 15,744,061
Electric Utilities ........................................ — 2,548,540 — 2,548,540
Electrical Equipment ..................................... — 2,686,470 — 2,686,470
Electronic Equipment, Instruments & Components ................. — 2,389,332 607,715 2,997,047
Entertainment ......................................... — 30,318,812 — 30,318,812
Financial Services ...................................... — 30,835,784 53,608,722 84,444,506
Food Products ......................................... — 11,810,804 — 11,810,804
Gas Utilities ........................................... — 803,911 — 803,911
Ground Transportation ................................... — 6,297,691 — 6,297,691
Health Care Equipment & Supplies ........................... — 7,229,118 — 7,229,118
Health Care Providers & Services ............................ — 24,203,621 495,809 24,699,430
Health Care Technology .................................. — 14,341,576 4,893,256 19,234,832
Hotel & Resort REITs .................................... — 750,297 — 750,297
Hotels, Restaurants & Leisure .............................. — 51,581,179 9,372,242 60,953,421
Household Durables ..................................... — 11,811,351 — 11,811,351
Household Products ..................................... — 487,150 — 487,150
Independent Power and Renewable Electricity Producers ............ — 4,134,178 — 4,134,178
Industrial Conglomerates .................................. — 4,949,462 — 4,949,462
Insurance ............................................ — 39,699,659 937,172 40,636,831
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ — $ 3,935,895 $ — $ 3,935,895
IT Services ........................................... — 32,251,554 — 32,251,554
Leisure Products ....................................... — 404,004 606,508 1,010,512
Life Sciences Tools & Services .............................. — 9,575,270 — 9,575,270
Machinery ............................................ — 38,591,997 873,314 39,465,311
Media ............................................... — 12,619,232 75,810 12,695,042
Oil, Gas & Consumable Fuels ............................... — 12,436,650 3,086,100 15,522,750
Passenger Airlines ...................................... — 12,377,035 — 12,377,035
Pharmaceuticals ....................................... — 11,885,188 — 11,885,188
Professional Services .................................... — 27,828,672 — 27,828,672
Real Estate Management & Development ....................... — 540,740 639,591 1,180,331
Semiconductors & Semiconductor Equipment .................... — 3,951,608 — 3,951,608
Software ............................................. — 70,522,069 960,960 71,483,029
Specialty Retail ........................................ — 8,009,336 599,562 8,608,898
Textiles, Apparel & Luxury Goods ............................ — 425,044 — 425,044
Trading Companies & Distributors ............................ — 9,527,513 896,025 10,423,538
Transportation Infrastructure ............................... — 7,270,595 1,244,803 8,515,398
Wireless Telecommunication Services ......................... — 3,013,734 — 3,013,734
Foreign Agency Obligations ................................. — 60,400,458 — 60,400,458
Foreign Government Obligations .............................. — 51,422,862 — 51,422,862
Investment Companies .................................... 713,085,112 — — 713,085,112
Non-Agency Mortgage-Backed Securities ........................ — 672,825,061 8,587,542 681,412,603
Preferred Securities ....................................... — 13,009,822 — 13,009,822
U.S. Government Sponsored Agency Securities .................... — 4,185,234 — 4,185,234
U.S. Treasury Obligations ................................... — 114,159,035 — 114,159,035
Warrants .............................................. 24,971 — — 24,971
Short-Term Securities
Money Market Funds ...................................... 813,608,843 — — 813,608,843
Unfunded Floating Rate Loan Interests
(a)
.............................. — 63 — 63
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (626) (1,427) (2,053)
$ 3,462,273,823 $ 7,751,175,979 $ 130,539,897 $ 11,343,989,699
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 342,529 $ — $ 342,529
Equity contracts ........................................... 2,513,618 — — 2,513,618
Foreign currency exchange contracts ............................ 478,280 463,880 — 942,160
Interest rate contracts ....................................... 17,670,250 790,122 — 18,460,372
Liabilities
Credit contracts ........................................... — (224,042) — (224,042)
Foreign currency exchange contracts ............................ (7,950,918) (8,770,372) — (16,721,290)
Interest rate contracts ....................................... (275) — — (275)
$ 12,710,955 $ (7,397,883) $ — $ 5,313,072
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ...................................... $ 1,492,900 $ 7,730,363 $ 13,144,708 $ 104,805,816 $ 8,573,352 $ (2,320) $ 135,744,819
Transfers into Level 3 ................................................ — 1,025,665 — — — — 1,025,665
Transfers out of Level 3 ............................................... — — — (1,008,594) — — (1,008,594)
Accrued discounts/premiums ............................................ — 9,529 92 (1,962) 7,908 — 15,567
Net realized gain ................................................... 321 — — 3,125 — — 3,446
Net change in unrealized appreciation (depreciation)
(a)
........................... (5,514) 231,476 218,465 172,869 6,282 893 624,471
Purchases ........................................................ — — 13,196,811 139,200,113 — — 152,396,924
Sales ........................................................... (321) — (13,196,811) (145,065,269) — — (158,262,401)
Closing balance, as of September 30, 2024 ..................................
$ 1,487,386 $ 8,997,033 $ 13,363,265 $ 98,106,098 $ 8,587,542 $ (1,427) $ 130,539,897
Net change in unrealized appreciation (depreciation) on investments still held at September 30,
2024
(a )
........................................................
$ (5,514) $ 231,476 $ 218,465 $ 182,196 $ 6,282 $ 893 $ 633,798
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate